1933 Act File No. 33-43472
                                                   1940 Act File No. 811-6447

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           X
                                                                 -----

     Pre-Effective Amendment No.       ..........................

     Post-Effective Amendment No.   24   ........................ X
                                  -------                        -----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

     Amendment No. 24    ..........................................X
                   ------                                          -------

                          FIXED INCOME SECURITIES, INC.

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7000

                    (Address of Principal Executive Offices)

                                 (412) 288-1900

                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,

                       Pittsburgh, Pennsylvania 15222-3779

                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
_X  on January 31, 1999, pursuant to paragraph (b)

 _ 60 days after filing pursuant to paragraph (a) (i) on _________________ pursuant to paragraph (a) (i).

___ 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

Federated Limited Term Fund

A Portfolio of Fixed Income Securities, Inc.

CLASS A SHARES



A mutual fund seeking a high level of current income by investing primarily in corporate debt securities, mortgage backed securities, and other asset backed securities.


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

January 31, 1999

CONTENTS


Risk/Return Summary   1
What are the Fund's Fees and Expenses?  3
What are the Fund's Investment Strategies?  4
What are the Principal Securities
in Which the Fund Invests?  5

What are the Specific Risks of Investing in the Fund?  7
What do Shares Cost?  9

How is the Fund Sold?  11
How to Purchase Shares  11

How to Redeem and Exchange Shares  12
Account and Share Information  15

Who Manages the Fund?  16
Financial Information  17


Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to seek a high level of current income consistent with minimum fluctuation in principal value through the compilation of a portfolio the dollar-weighted average duration of which at all times will be limited to three years or less. Duration measures the price sensitivity of a fixed income security to changes in interest rates. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?



The Fund pursues its objective by investing at least 65% of its assets in investment grade fixed income securities. The Fund may invest up to 35% of its assets in fixed income securities rated below investment grade, and the Fund has no minimum rating requirement for such securities. The portfolio consists primarily of corporate debt securities, mortgage backed securities and other asset backed securities.


The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance
Corporation, the Federal Reserve Board, or any other government agency.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:



* a change in prevailing interest rates,



* defaults or an increase in the risk of defaults on portfolio securities,

and

* early redemptions of portfolio securities.

Fixed income securities rated below investment grade, also known as junk bonds, generally entail greater risks than investment grade fixed income securities. An investment in the fund involves additional risks such as liquidity risks and sector risks.

RISK/RETURN BAR CHART AND TABLE

     [The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class A Shares of Federated Limited Term Fund as of the calendar year-end for each of six years.

     The `y' axis reflects the "% Total Return" beginning with "-3%" and increasing in increments of 3% up to 12%.

     The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended 1998. The light gray shaded chart features six distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class A Shares of the Fund for each calendar year, stated directly at the top of each respective bar, for the calendar years 1993 through 1998, are 7.31%, -1.26%, 11.68%, 5.00%, 7.05% and 4.74%.]



The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class A Shares of Federated Limited Term Fund as of the calendar year-end for each of six years.




The bar chart shows the variability of the performance of the Fund's Class A Shares on a calendar year-end basis.



The Fund's Class A Shares are sold subject to a sales charge (load). The impact of the sales charges are not reflected in the total returns above, and if these amounts were reflected, returns would be less than those shown.

Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 4.03% (quarter ended June 30, 1995). Its lowest quarterly return was (0.72%) (quarters ended March 31, 1994 and June 30,
1994).

Average Annual Total Return for the Fund's Class A Shares compared to the Merrill Lynch 1-3 Year Short-Term Corporate Index (MLSTC) and the Lipper Short Investment Grade Debt Funds Average (LSIGDFA).

AVERAGE ANNUAL TOTAL RETURN



             LIFE OF THE FUND 1   1 YEAR     5 YEARS
CLASS A           5.65%            3.69%       5.15%
MLSTC             6.85%            7.21%       6.54%
LSIGDFA           5.82%            5.73%       5.43%


1 The start of performance date for the Class A Shares was January 13, 1992.

The table shows the Fund's Class A Shares average annual total returns over a period of years relative to the MLSTC, a broad-based market index, and LSIGDFA, an average of funds with similar investment objectives.



Past performance does not necessarily predict future performance. This information provides you with historical performance so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.


What are the Fund's Fees and Expenses?

FEDERATED LIMITED TERM FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Class A Shares.


SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering price)                                         1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of
original purchase price or redemption proceeds,
as applicable)                                                        None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions)
(as a percentage of offering price)                                   None
Redemption Fee (as a percentage of amount redeemed, if
applicable)                                                           None
Exchange Fee                                                          None
ANNUAL FUND OPERATING EXPENSES (Before Waivers) 1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee 2                                                      0.40%
Distribution (12b-1) Fee 3                                            0.50%
Other Expenses                                                        0.42%
Shareholder Services Fee                                              0.25%
Total Annual Fund Operating Expenses                                  1.57%
1 Although not contractually obligated to do so, the adviser will waive and the distributor will reimburse certain
amounts. These are shown below along with the net expenses
the Fund actually paid for the fiscal year ended
November 30, 1998.
 Waiver of Fund Expenses                                              0.47%
 Total Actual Annual Fund Operating Expenses (after waivers)          1.10%

2 The adviser voluntary waived a portion of the managment fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.23% for the year ended
November 30, 1998.
3 The distribution (12b-1) fee for the Fund has been voluntarily reduced.
This voluntary reduction can be terminated at any time. The distribution
(12b-1) fee paid by the Fund (after the voluntary waiver) was 0.20% for the fiscal year ended November 30, 1998.

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.




The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year       $   258
3 Years      $   591
5 Years      $   947
10 Years     $ 1,949



What are the Fund's Investment Strategies?



The Fund pursues its objective by investing in a portfolio with a dollar-weighted average duration of not more than three years, composed primarily of corporate debt securities, mortgage backed securities and other asset backed securities. Duration measures the price sensitivity of a portfolio of fixed income securities to changes in interest rates. In addition, at least 65% of the Fund's assets will consist of investment grade fixed income securities.


The adviser manages the Fund's market risks by adjusting its dollar-weighted average portfolio duration within the three year limitation. The adviser will tend to maintain a longer duration when interest rates are expected to fall, and a shorter one when they are expected to increase. In determining the portfolio's duration, the adviser may consider a variety of factors, such as:

* the current state of the economy and the outlook for future economic activity,

* the current level of interest rates and the likelihood that market interest rates will change,
* the Federal Reserve Board's policies regarding short-term interest rates, and
*  the potential effects of foreign economic activity on the level of rates.



The adviser adjusts the portfolio's duration by buying and selling securities of different maturities. The adviser may purchase a security of any duration, as long as the portfolio's dollar-weighted average duration remains at three years or less. The adviser uses a two step process to select these securities. First, the adviser allocates the portfolio among corporate debt securities, mortgage backed securities and other asset backed securities. The adviser also determines the amount (up to 35% of assets) that the Fund should allocate to securities rated below investment grade. In allocating the portfolio, the adviser also considers the amount invested in a particular business sector (such as utilities) or type of obligation supporting mortgage or asset backed securities (such as credit card obligations).

The adviser makes portfolio allocations by determining which type of security it expects to perform most favorably under expected economic and market conditions. In making this determination, the adviser considers the historical performance of each type of security and a variety of economic and market indicators. For example, the Fund might respond to an expected economic downturn by selling lower rated securities and buying asset backed securities and other highly rated securities.

The second step involves selection of specific securities. Generally, the adviser attempts to enhance the Fund's returns, subject to the Fund's quality and duration constraints, by purchasing securities offering the highest expected returns. The adviser analyzes different factors to select each type of security. In selecting a corporate debt security, the adviser analyzes the business, competitive position, and financial condition of the issuer to assess whether the security's risk is commensurate with its potential return. In selecting mortgage and other asset backed securities, the analysis focuses on the expected cash flows from the pool of debt obligations (and any credit enhancement) supporting the security. To assess the relative returns and risks of these securities, the adviser analyzes how the timing, amount and division of cash flows from the pool might change in response to changing economic and market conditions.



TEMPORARY DEFENSIVE INVESTMENTS



The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which the Fund invests.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The credit risks of corporate debt securities vary widely amount issuers. The credit risk of an issuer's debt security may also vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities.

MORTGAGE BACKED SECURITIES

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are know as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and market risks for each CMO class. For example, in a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

ASSET BACKED SECURITIES

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities may also resemble some types of CMOs.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser may evaluate the credit risk of a fixed income security based solely upon its credit enhancement.

INVESTMENT RATINGS



Investment grade securities include fixed income securities rated AAA, the highest rating category, through BBB by a Nationally Recognized Rating Service (Rating Service) or, if unrated, those securities determined to be of equivalent quality by the Adviser. Non-investment grade fixed income securities are rated BB or below by a Rating Service or unrated. When the Fund invests in fixed income securities some will be non-investment grade at the time of purchase. Unrated securities will be determined by the Adviser to be of like quality and may have greater risk but a higher yield than comparable rated securities.

Securities rated BBB or below by Standard and Poor's or Baa by Moody's Investors Service, Inc. have speculative characteristics.

What are the Specific Risks of Investing in the Fund?

BOND MARKET RISKS

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. The Fund attempts to limit this risk by limiting its duration.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the adviser's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

CALL AND PREPAYMENT RISKS

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below it's current market price. An increase in the likelihood of a call may reduce the security's price.

Most obligations supporting mortgage backed and asset backed securities can be prepaid at any time without penalty. For example, homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates.

As a result, increases in prepayments of high interest rate mortgage backed or asset backed securities, or decreases in prepayments of lower interest rate mortgage backed or asset backed securities, may reduce their yield and price. This relationship between interest rates and debt prepayments makes the price of most mortgage backed and asset backed securities more volatile than most other types of fixed income securities with comparable credit risks.

If a fixed income security is called or prepaid, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

LIQUIDITY RISKS

Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading may also lead to greater price volatility.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

RISKS ASSOCIATED WITH NON-INVESTMENT GRADE SECURITIES

Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

What do Shares Cost?


You can purchase, redeem, or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price).


NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.


The Fund's current NAV and public offering price may be found in the mutual funds section of local newspapers under "Federated" and the appropriate class designation listing.

The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

                              MAXIMUM SALES CHARGE
           MINIMUM INITIAL/                 CONTINGENT
           SUBSEQUENT        FRONT-END       DEFERRRED

SHARES     INVESTMENT          SALES          SALES
OFFERED     AMOUNTS 1         CHARGE 2       CHARGE 3
Class A   $1,500/$100          1.00%          0.00%


1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.

2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

3 See "Sales Charge When You Redeem."

SALES CHARGE WHEN YOU PURCHASE

CLASS A SHARES

                          Sales Charge
                          as a Percentage   Sales Charge
                          of Public         as a Percentage

Purchase Amount           Offering Price    of NAV
Less than $1 million      1.00%               1.01%
$1 million or greater 1   0.00%               0.00%

1 A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

THE SALES CHARGE AT PURCHASE MAY BE ELIMINATED BY:

* purchasing Shares in greater quantities to eliminate the applicable sales charge;

* combining concurrent purchases of Shares:

- by you, your spouse, and your children under age 21; or

- of the same share class of two or more Federated Funds (other than money market funds);



* accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or

* signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).

THE SALES CHARGE WILL BE ELIMINATED WHEN YOU
PURCHASE SHARES:

* within 120 days of redeeming Shares of an equal or lesser amount;

* when the Fund's Distributor does not advance payment to the investment professional for your purchase;

* by exchanging shares from the same share class of another Federated Fund;

* for trusts or pension or profit-sharing plans where the third-party administrator has an arrangement with the Fund's Distributor or its affiliates to purchase shares without a sales charge; or

* through investment professionals that receive no portion of the sales charge.



If your investment qualifies for an elimination of the sales charge, you or your investment professional should notify the Fund's Distributor, Federated Securities Corp., at the time of purchase. If the Distributor is notified, you will receive the sales charge elimination only on additional purchases, and not retroactively on previous purchases.



SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

CLASS A SHARES

A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

YOU WILL NOT BE CHARGED A CDSC WHEN REDEEMING SHARES:

* purchased with reinvested dividends or capital gains;

* purchased within 120 days of redeeming Shares of an equal or lesser amount;

* that you exchanged into the same share class of another Federated Fund where the shares were held for the applicable CDSC holding period (other than a money market fund);

* purchased through investment professionals that did not receive advanced sales payments; or

* if after you purchase shares you become disabled as defined by the IRS.

IN ADDITION, YOU WILL NOT BE CHARGED A CDSC:

* if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;

* if your redemption is a required retirement plan distribution;

* upon the death of the last surviving shareholder of the account.


If your redemption qualifies, you or your investment professional should notify the Distributor at the time of redemption to eliminate the CDSC. If the Distributor is notified, the CDSC will apply.

TO KEEP THE SALES CHARGE AS LOW AS POSSIBLE, THE FUND REDEEMS YOUR SHARES IN THIS ORDER:

* Shares that are not subject to a CDSC;

* Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund); and

* then, the CDSC is calculated using the share price at the time of purchase or redemption, whichever is lower.

How is the Fund Sold?

The Fund offers two share classes: Class A Shares and Class F Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class A Shares. Each share class has different sales charges and other expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor markets the Shares described in this prospectus to individuals directly or through investment professionals. When the Distributor receives sales charges and marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class A Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.



Where the Fund offers more than one Share Class and you do not specify the Class choice on your New Account Form or form of payment
(e.g.; Federal Reserve wire or check), you automatically will receive Class A Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and



* Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

*  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.




An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire

ABA Number 011000028
Attention: EDGEWIRE

Wire Order Number, Dealer Number, or Group Number;
Nominee/Institution Name;
Fund Name and Number and Account Number.

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600


Boston, MA 02266-8600



If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street


Rockland, MA 02370-3317



Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM



Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program
(SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.




BY AUTOMATED CLEARINGHOUSE (ACH)



Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS



You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.


How to Redeem and Exchange Shares

You should redeem or exchange Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL



Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.



DIRECTLY FROM THE FUND

BY TELEPHONE



You may redeem or exchange Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.
If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

BY MAIL
You may redeem or exchange Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form. Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600


Send requests by PRIVATE COURIER OR OVERNIGHT
DELIVERY SERVICE to:

Federated Shareholder Services Company

1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed or exchanged;

* signatures of all Shareholders exactly as registered; and

* IF EXCHANGING, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days;

* a redemption is payable to someone other than the shareholder(s) of record; or

* IF EXCHANGING (TRANSFERRING) into another fund with a different shareholder registration.



A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or a broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.



PAYMENT METHODS FOR REDEMPTIONS



Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

*  to allow your purchase to clear;

*  during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.



You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.



REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGES

You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:



*  ensure that the account registrations are identical;

*  meet any minimum initial investment requirements; and

*  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.



The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Shares subject to a sales charge while redeeming Shares using this program.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES



Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Advisers. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

THE FUND'S PORTFOLIO MANAGERS ARE:


RANDALL S. BAUER




Randall S. Bauer has been the Fund's portfolio manager since October 1995. Mr. Bauer joined Federated Investors, Inc. or its predecessor in 1989 and has been a Portfolio Manager and Vice President of the Fund's investment adviser since January 1994. Prior to this, Mr. Bauer served as an Assistant Vice President of the Fund's investment adviser. Mr. Bauer was an Assistant Vice President of the International Banking Division at Pittsburgh National Bank from 1982 until 1989. Mr. Bauer is a Chartered Financial Analyst and received his M.B.A. in Finance from Pennsylvania State University.


ROBERT K. KINSEY


Robert K. Kinsey has been the Fund's portfolio manager since July 1997.
Mr. Kinsey joined Federated Investors, Inc. or its predecessor in 1995 as a Portfolio Manager and Vice President of a Federated advisory subsidiary. He has been a Portfolio Manager and Vice President of the Fund's adviser since March 1997. From 1992 to 1995, he served as a Portfolio Manager for Harris Investment Management Co., Inc. Mr. Kinsey received his M.B.A. in Finance from U.C.L.A.


The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. Over 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities, will have difficulty determining the Year 2000 readiness of those entities. This is especially true of entities or issuers in emerging markets. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS

The following financial highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and capital gains.
This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights

(For a share outstanding throughout each period)



YEAR ENDED NOVEMBER 30                         1998         1997        1996          1995       1994
NET ASSET VALUE, BEGINNING OF PERIOD          $ 9.95      $ 9.91       $ 9.97       $ 9.48      $10.17
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                           0.60        0.59         0.59         0.55        0.53
Net realized and unrealized gain (loss) on
investments and foreign currency               (0.13)       0.04        (0.06)        0.49       (0.66)
  Total from investment operations              0.47        0.63         0.53         1.04       (0.13)
LESS DISTRIBUTIONS:
Distributions from net investment income       (0.60)      (0.59)       (0.59)       (0.55)      (0.53)
Distributions in excess of net
investment income 1                               -            -            -            -       (0.02)
Distributions from net realized gain
on investments                                    -            -            -            -       (0.01)
  Total distributions                          (0.60)      (0.59)       (0.59)       (0.55)      (0.56)
NET ASSET VALUE, END OF PERIOD                $ 9.82      $ 9.95       $ 9.91       $ 9.97      $ 9.48
TOTAL RETURN 2                                  4.81%       6.52%        5.54%       11.29%      (1.30%)
RATIOS TO AVERAGE NET ASSETS:

Expenses                                        1.10%       1.10%        1.10%        1.10%       1.10%
Net investment income                           6.02%       5.90%        6.04%        6.13%       5.52%
Expense waiver/reimbursement 3                  0.47%       0.49%        0.56%        0.43%       0.39%
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                               $101,213     $94,952     $116,174    $ 138,451    $178,771
Portfolio turnover                                93%         62%         104%          63%         63%

1 Distributions are determined in accordance with income tax regulations which differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated November 30, 1998, which can be obtained free of charge.



[Graphic]

PROSPECTUS

Federated Limited Term Fund

A Portfolio of Fixed Income Securities, Inc.

CLASS A SHARES

January 31, 1999



A Statement of Additional Information (SAI) dated January 31, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's annual and semi-annual reports to shareholders as they become available. The annual report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the annual report, semi-annual report and other information without charge, call your investment professional or the Fund at 1-800-341-7400.


You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.


[Graphic]

 Federated
 Federated Limited Term Fund
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

Investment Company Act File No. 811-6447
Cusip 338319106

3070701A-A (1/99)

[Graphic]

PROSPECTUS

Federated Limited Term Fund

A Portfolio of Fixed Income Securities, Inc.

CLASS F SHARES



A mutual fund seeking a high level of current income by investing primarily in corporate debt securities, mortgage backed securities, and other asset backed securities.


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

January 31, 1999

CONTENTS


Risk/Return Summary   1
What are the Fund's Fees and Expenses?  3
What are the Fund's Investment Strategies?  4
What are the Principal Securities
in Which the Fund Invests?  5

What are the Specific Risks of Investing in the Fund?  7
What do Shares Cost?  9

How is the Fund Sold?  11
How to Purchase Shares  11

How to Redeem and Exchange Shares  13
Account and Share Information  15

Who Manages the Fund?  16
Financial Information  17

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to seek a high level of current income consistent with minimum fluctuation in principal value through the compilation of a portfolio the dollar-weighted average duration of which at all times will be limited to three years or less. Duration measures the price sensitivity of a fixed income security to changes in interest rates. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?



The Fund pursues its objective by investing at least 65% of its assets in investment grade fixed income securities. The Fund may invest up to 35% of its assets in fixed income securities rated below investment grade, and the Fund has no minimum rating requirement for such securities. The portfolio consists primarily of corporate debt securities, mortgage backed securities and other asset backed securities.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

* a change in prevailing interest rates,

* defaults or an increase in the risk of defaults on portfolio securities, and
* early redemptions of portfolio securities.

Fixed income securities rated below investment grade, also known as junk bonds, generally entail greater risks than investment grade fixed income securities. An investment in the fund involves additional risks such as liquidity risks and sector risks.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance
Corporation, the Federal Reserve Board, or any other government agency.


RISK/RETURN BAR CHART AND TABLE

     [The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class F Shares of Federated Limited Term Fund as of the calendar year-end for each of five years.

     The `y' axis reflects the "% Total Return" beginning with "-3%" and increasing in increments of 3% up to 12%.

     The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended 1998. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class F Shares of the Fund for each calendar year, stated directly at the top of each respective bar, for the calendar years 1994 through 1998, are -1.16%, 11.79%, 5.10%, 7.16% and 4.83%.]

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class F Shares of Federated Limited Term Fund as of the calendar year-end for each of four years.



The bar chart shows the variability of the performance of the Fund's Class F Shares on a calendar year end basis.



The Fund's Class F Shares are sold subject to a sales charge (load). The impact of the sales charges are not reflected in the total returns above, and if these amounts were reflected, returns would be less than those shown.

Within the period shown in the Chart, the Fund's Class F Shares highest quarterly return was 4.06% (quarter ended June 30, 1995). Its lowest quarterly return was (0.70%) (quarter ended June 30, 1994).


Average Annual Total Return for the Fund's Class A Shares compared to the Merrill Lynch 1-3 Year Short-Term Corporate Index (MLSTC) and the Lipper Short Investment Grade Debt Funds Average (LSIGDFA).


AVERAGE ANNUAL TOTAL RETURN

            LIFE OF THE FUND 1   1 YEAR    5 YEARS
CLASS F        5.12%              2.81%     5.25%
MLSTC          6.38%              7.21%     6.54%
LSIGDFA        5.38%              5.73%     5.43%

1 The start of performance date for the Class F Shares was August 31, 1993.

The table shows the Fund's Class F Shares average annual total returns over a period of years relative to the MLSTC, a broad-based market index, and LSIGDFA, an average of funds with similar investment objectives.

Past performance does not necessarily predict future performance. This information provides you with historical performance so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Fees and Expenses?

FEDERATED LIMITED TERM FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Class F Shares.



SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering price)                                                      1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of
original purchase price or redemption proceeds,
as applicable)                                                                     1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions)
(as a percentage of offering price)                                                None
Redemption Fee (as a percentage of amount redeemed, if
applicable)                                                                        None
Exchange Fee                                                                       None
ANNUAL FUND OPERATING EXPENSES (Before Waivers) 1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee 2                                                                   0.40%
Distribution (12b-1) Fee 3                                                         0.15%
Other Expenses                                                                     0.42%
Shareholder Services Fee 4                                                         0.25%
Total Annual Fund Operating Expenses                                               1.22%

1 Although not contractually obligated to do so, the adviser will waive and the shareholder service provider and distributor will reimburse certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended November 30, 1998.

 Waiver of Fund Expenses                                                           0.22%

 Total Actual Annual Fund Operating Expenses (after waivers)                       1.00%

2 The adviser voluntary waived a portion of the managment fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.23% for the year ended
November 30, 1998.

3 The distribution (12b-1) fee for the Fund has been voluntarily reduced.
This voluntary reduction can be terminated at any time. The distribution
(12b-1) fee paid by the Fund (after the voluntary waiver) was 0.13% for the fiscal year ended November 30, 1998.

4 The shareholder services fee for the Fund has been voluntarily reduced. This voluntary reduction can be terminated at any time. The shareholder services fee paid by the Fund (after the voluntary reduction) was 0.22% for the fiscal year ended November 30, 1998.


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund's Class F Shares with the cost of investing in other mutual funds.




The Example assumes that you invest $10,000 in the Fund's Class F Shares for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class F Shares operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
Expenses assuming redemption       $326     $594       $764     $1,563
Expenses assuming no redemption    $223     $483       $764     $1,563


What are the Fund's Investment Strategies?

The Fund pursues its objective by investing in a portfolio with a dollar-weighted average duration of not more than three years, composed primarily of corporate debt securities, mortgage backed securities and other asset backed securities. Duration measures the price sensitivity of a portfolio of fixed income securities to changes in interest rates. In addition, at least 65% of the Fund's assets will consist of investment grade fixed income securities.

The adviser manages the Fund's market risks by adjusting its dollar-weighted average portfolio duration within the three year limitation. The adviser will tend to maintain a longer duration when interest rates are expected to fall, and a shorter one when they are expected to increase. In determining the portfolio's duration, the adviser may consider a variety of factors, such as:

* the current state of the economy and the outlook for future economic activity,

* the current level of interest rates and the likelihood that market interest rates will change,

* the Federal Reserve Board's policies regarding short-term interest rates, and

* the potential effects of foreign economic activity on the level of rates.

The adviser adjusts the portfolio's duration by buying and selling securities of different maturities. The adviser may purchase a security of any duration, as long as the portfolio's dollar-weighted average duration remains at three years or less. The adviser uses a two step process to select these securities. First, the adviser allocates the portfolio among corporate debt securities, mortgage backed securities and other asset backed securities. The adviser also determines the amount (up to 35% of assets) that the Fund should allocate to securities rated below investment grade. In allocating the portfolio, the adviser also considers the amount invested in a particular business sector (such as utilities) or type of obligation supporting mortgage or asset backed securities (such as credit card obligations).

The adviser makes portfolio allocations by determining which type of security it expects to perform most favorably under expected economic and market conditions. In making this determination, the adviser considers the historical performance of each type of security and a variety of economic and market indicators. For example, the Fund might respond to an expected economic downturn by selling lower rated securities and buying asset backed securities and other highly rated securities.

The second step involves selection of specific securities. Generally, the adviser attempts to enhance the Fund's returns, subject to the Fund's quality and duration constraints, by purchasing securities offering the highest expected returns. The adviser analyzes different factors to select each type of security. In selecting a corporate debt security, the adviser analyzes the business, competitive position, and financial condition of the issuer to assess whether the security's risk is commensurate with its potential return. In selecting mortgage and other asset backed securities, the analysis focuses on the expected cash flows from the pool of debt obligations (and any credit enhancement) supporting the security. To assess the relative returns and risks of these securities, the adviser analyzes how the timing, amount and division of cash flows from the pool might change in response to changing economic and market conditions.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which the Fund invests.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The credit risks of corporate debt securities vary widely amount issuers. The credit risk of an issuer's debt security may also vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities.

MORTGAGE BACKED SECURITIES

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are know as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and market risks for each CMO class. For example, in a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

ASSET BACKED SECURITIES

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities may also resemble some types of CMOs.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser may evaluate the credit risk of a fixed income security based solely upon its credit enhancement.

INVESTMENT RATINGS


Investment grade securities include fixed income securities rated AAA, the highest rating category, through BBB by a Nationally Recognized Rating Service (Rating Service) or, if unrated, those securities determined to be of equivalent quality by the Adviser. Non-investment grade fixed income securities are rated BB or below by a Rating Service or unrated. When the Fund invests in fixed income securities some will be non-investment grade at the time of purchase. Unrated securities will be determined by the Adviser to be of like quality and may have greater risk but a higher yield than comparable rated securities.

Securities rated BBB or below by Standard and Poor's or Baa by Moody's Investors Services, Inc. have speculative characteristics.

What are the Specific Risks of Investing in the Fund?

BOND MARKET RISKS

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. The Fund attempts to limit this risk by limiting its duration.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the adviser's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

CALL AND PREPAYMENT RISKS

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below it's current market price. An increase in the likelihood of a call may reduce the security's price.

Most obligations supporting mortgage backed and asset backed securities can be prepaid at any time without penalty. For example, homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates.

As a result, increases in prepayments of high interest rate mortgage backed or asset backed securities, or decreases in prepayments of lower interest rate mortgage backed or asset backed securities, may reduce their yield and price. This relationship between interest rates and debt prepayments makes the price of most mortgage backed and asset backed securities more volatile than most other types of fixed income securities with comparable credit risks.

If a fixed income security is called or prepaid, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

LIQUIDITY RISKS

Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading may also lead to greater price volatility.

SECTOR RISKS



A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.


RISKS ASSOCIATED WITH NON-INVESTMENT GRADE SECURITIES


Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.


What do Shares Cost?


You can purchase, redeem, or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price).


NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.


The Fund's current NAV and public offering price may be found in the mutual funds section of local newspapers under "Federated" and the appropriate class designation listing.

The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

             MINIMUM     MAXIMUM SALES CHARGE
             INITIAL                   CONTINGENT

           SUBSEQUENT    FRONT-END     DEFERRED
SHARES     INVESTMENT    SALES         SALES
OFFERED     AMOUNTS1     CHARGE2       CHARGE3
Class F   $1,500/$100     1.00%       1.00%

1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.

2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

3 See "Sales Charge When You Redeem."

SALES CHARGE WHEN YOU PURCHASE



CLASS F SHARES

                        Sales Charge
                        as a Percentage   Sales Charge
                        of Public         as a Percentage

Purchase Amount         Offering Price    of NAV

Less than $1 million      1.00%             1.01%
$1 million or greater 1   0.00%             0.00%


THE SALES CHARGE AT PURCHASE MAY BE ELIMINATED BY:

* purchasing Shares in greater quantities to eliminate the applicable sales charge;

* combining concurrent purchases of Shares:

- by you, your spouse, and your children under age 21; or

- of the same share class of two or more Federated Funds (other than money market funds);



* accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or

* signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).

THE SALES CHARGE WILL BE ELIMINATED WHEN YOU PURCHASE SHARES:

* within 120 days of redeeming Shares of an equal or lesser amount;

* when the Fund's Distributor does not advance payment to the investment professional for your purchase;

* by exchanging shares from the same share class of another Federated Fund;

* for trusts or pension or profit-sharing plans where the third-party administrator has an arrangement with the Fund's Distributor or its affiliates to purchase shares without a sales charge; or

* through investment professionals that receive no portion of the sales charge.



If your investment qualifies for an elimination of the sales charge, you or your investment professional should notify the Fund's Distributor, Federated Securities Corp., at the time of purchase. If the Distributor is notified, you will receive the sales charge elimination only on additional purchases, and not retroactively on previous purchases.



SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

CLASS F SHARES

Purchase Amount      Shares Held       CDSC
Up to $2 million     4 years or less   1.00%
$2 - $5 million      2 years or less   0.50%
$5 million or more   1 year or less    0.25%

YOU WILL NOT BE CHARGED A CDSC WHEN REDEEMING SHARES:

* purchased with reinvested dividends or capital gains;

* purchased within 120 days of redeeming Shares of an equal or lesser amount;

* that you exchanged into the same share class of another Federated Fund where the shares were held for the applicable CDSC holding period (other than a money market fund);

* purchased through investment professionals that did not receive advanced sales payments; or

* if after you purchase shares you become disabled as defined by the IRS.

IN ADDITION, YOU WILL NOT BE CHARGED A CDSC:

* if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;

* if your redemption is a required retirement plan distribution;

* upon the death of the last surviving shareholder of the account.


If your redemption qualifies, you or your investment professional should notify the Distributor at the time of redemption to eliminate the CDSC. If the Distributor is not notified, the CDSC will apply.

TO KEEP THE SALES CHARGE AS LOW AS POSSIBLE, THE FUND REDEEMS YOUR SHARES IN THIS ORDER:

* Shares that are not subject to a CDSC;

* Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund); and

* then, the CDSC is calculated using the share price at the time of purchase or redemption, whichever is lower.

How is the Fund Sold?

The Fund offers two share classes: Class A Shares and Class F Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class F Shares. Each share class has different sales charges and other expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor markets the Shares described in this prospectus to individuals directly or through investment professionals. When the Distributor receives sales charges and marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class F Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.



Where the Fund offers more than one Share Class and you do not specify the Class choice on your New Account Form or form of payment (e.g., Federated Reserve wire or check) you automatically will receive Class A Shares.



THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and



* Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.




An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire

ABA Number 011000028
Attention: EDGEWIRE

Wire Order Number, Dealer Number, or Group Number;
Nominee/Institution Name;
Fund Name and Number and Account Number.

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company


P.O. Box 8600


Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company



1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM



Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program section (SIP) of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.




BY AUTOMATED CLEARINGHOUSE (ACH)



Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS



You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL



Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.



DIRECTLY FROM THE FUND

BY TELEPHONE



You may redeem or exchange Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.
If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

BY MAIL
You may redeem or exchange Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company


P.O. Box 8600

Boston, MA 02266-8600




Send requests by PRIVATE COURIER OR OVERNIGHT
DELIVERY SERVICE to:



Federated Shareholder Services Company



1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed or exchanged;

* signatures of all Shareholders exactly as registered; and

* IF EXCHANGING, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days;

* a redemption is payable to someone other than the shareholder(s) of record; or

* IF EXCHANGING (TRANSFERRING) into another fund with a different shareholder registration.



A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBIC CONNOT PROVIDE A SIGNATURE GUARANTEE.



PAYMENT METHODS FOR REDEMPTIONS



Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.



You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.



REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGES

You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:



* ensure that the account registrations are identical;

* meet any minimum initial investment requirements; and

* receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM



You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Shares subject to a sales charge while redeeming Shares using this program.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES



Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Advisers. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

THE FUND'S PORTFOLIO MANAGERS ARE:


RANDALL S. BAUER

Randall S. Bauer has been the Fund's portfolio manager since October 1995. Mr. Bauer joined Federated Investors, Inc. or its predecessor in 1989 and has been a Portfolio Manager and Vice President of the Fund's investment adviser since January 1994. Prior to this, Mr. Bauer served as an Assistant Vice President of the Fund's investment adviser. Mr. Bauer was an Assistant Vice President of the International Banking Division at Pittsburgh
National Bank from 1982 until 1989. Mr. Bauer is a Chartered Financial Analyst and received his M.B.A. in Finance from Pennsylvania State University.


ROBERT K. KINSEY

Robert K. Kinsey has been the Fund's portfolio manager since July 1997.
Mr. Kinsey joined Federated Investors, Inc. or its predecessor in 1995 as a Portfolio Manager and Vice President of a Federated advisory subsidiary. He has been a Portfolio Manager and Vice President of the Fund's adviser since March 1997. From 1992 to 1995, he served as a Portfolio Manager for Harris Investment Management Co., Inc. Mr. Kinsey received his M.B.A. in Finance from U.C.L.A.


The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. Over 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.
The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities, will have difficulty determining the Year 2000 readiness of those entities. This is especially true of entities or issuers in emerging markets. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS

The following financial highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and capital gains.

This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights-Class F Shares

(For a share outstanding throughout each period)



YEAR ENDED NOVEMBER 30                        1998         1997       1996        1995        1994
NET ASSET VALUE, BEGINNING OF PERIOD         $ 9.95      $ 9.91     $ 9.97      $ 9.48       $10.17
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                          0.61        0.60       0.66        0.61         0.55
Net realized and unrealized gain (loss)
on investments and foreign currency           (0.13)       0.04      (0.12)       0.44        (0.67)
  Total from investment operations             0.48        0.64       0.54        1.05        (0.12)
LESS DISTRIBUTIONS:
Distributions from net investment income      (0.61)      (0.60)     (0.60)      (0.56)       (0.55)
Distributions in excess of net
investment income 1                               -          -          -           -         (0.01)
Distributions from net realized gain
on investments                                    -          -          -           -         (0.01)
  Total distributions                         (0.61)      (0.60)     (0.60)       (0.56)      (0.57)
NET ASSET VALUE, END OF PERIOD               $ 9.82      $ 9.95     $ 9.91       $ 9.97      $ 9.48
TOTAL RETURN 2                                 4.91%       6.63%      5.64%       11.39%      (1.20%)
RATIOS TO AVERAGE NET ASSETS:

Expenses                                       1.00%       1.00%      1.00%        1.00%       0.99%
Net investment income                          6.09%       6.00%      6.14%        6.22%       5.67%
Expense waiver/reimbursement 3                 0.22%       0.24%      0.31%        0.18%       0.13%
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                               $13,358      $8,807     $8,938      $10,183     $13,415
Portfolio turnover                               93%         62%       104%          63%         63%



1 Distributions are determined in accordance with income tax regulations which differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.



Further information about the Fund's performance is contained in the Fund's Annual Report, dated November 30, 1998, which can be obtained free of charge.

[Graphic]

PROSPECTUS

Federated Limited Term Fund

A Portfolio of Fixed Income Securities, Inc.

CLASS F SHARES


January 31, 1999




A Statement of Additional Information (SAI) dated January 31, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's annual and semi-annual reports to shareholders as they become available. The annual report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the annual report, semi-annual report and other information without charge, call your investment professional or the Fund at 1-800-341-7400.




You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.



 [Graphic]

 Federated Limited Term Fund
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

 Investment Company Act File No. 811-6447
Cusip 338319304

3070701A-F (1/99)

[Graphic]

STATEMENT OF ADDITIONAL INFORMATION

FEDERATED LIMITED TERM FUND

A Portfolio of Fixed Income Securities, Inc.

CLASS A SHARES

CLASS F SHARES

     This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the respective prospectuses of Class A Shares and Class F Shares of Federated Limited Term Fund (Fund), dated January 31, 1999.

     This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

January 31, 1999

            CONTENTS
            How is the Fund Organized?
            Securities in Which the Fund Invests
            What do Shares Cost?
            How is the Fund Sold?
            Exchanging Securities for Shares
            Subaccounting Services
            Redemption in Kind
            Account and Share Information
            Tax Information
            Who Manages and Provides Services to the Fund?
            How Does the Fund Measure Performance?
            Who is Federated Investors, Inc.?
            Financial Information
            Investment Ratings
            Addresses

CUSIP338319106

CUSIP 338319304

3070701B ( 1/99)

HOW IS THE FUND ORGANIZED?


     The Fund is a diversified portfolio of Fixed Income Securities, Inc. (Corporation). The Corporation is an open-end, management investment company that was established under the laws of the State of Maryland on October 15, 1991. The Corporation may offer separate series of shares representing interests in separate portfolios of securities. On June 1, 1994, the Board approved the reclassification of Investment Shares as Class A Shares and Fortress Shares were re-named Class F Shares. Effective March 31, 1996, the Fund changed its name from Limited Term Fund to Federated Limited Term Fund.

     The Board of Directors (the Board) has established two classes of shares of the Fund, known as Class A Shares and Class F Shares (individually and collectively referred to as "Shares" as the context may require). This SAI relates to both classes of the above-mentioned Shares.

SECURITIES IN WHICH THE FUND INVESTS

     In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective. SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES

     Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

     A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.



     The following describes the types of fixed income securities in which the Fund may invest.

TREASURY SECURITIES

     Treasury securities are direct obligations of the federal government of the United States. Investors regard treasury securities as having the lowest credit risks.

AGENCY SECURITIES

     Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full, faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Investors regard agency securities as having low credit risks, but not as low as treasury securities.

     The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

CORPORATE DEBT SECURITIES

     Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers. The credit risk of an issuer's debt security may also vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.



COMMERCIAL PAPER

     Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or borrowing [borrowingS?] from bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

DEMAND INSTRUMENTS

     Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

MUNICIPAL SECURITIES

     Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund intends to invest primarily in taxable municipal securities.

MORTGAGE BACKED SECURITIES

     Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are know as ARMs.

     Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

     CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and market risks for each CMO class. For example, in a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

     More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

     CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against market risks.

     Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and market risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

     CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual
(Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.

     The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. Z classes, IOs, POs, and Inverse Floaters are among the most volatile investment grade fixed income securities currently traded in the United States. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

ASSET BACKED SECURITIES

     Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities may also resemble some types of CMOs, such as Floaters, Inverse Floaters, IOs and POs.

     Historically, borrowers are more likely to refinance their mortgage than any other type of consumer or commercial debt. In addition, some asset backed securities use prepayment to buy additional assets, rather than paying off the securities. Therefore, while asset backed securities may have some prepayment risks, they generally do not present the same degree of risk as mortgage backed securities.

ZERO COUPON SECURITIES

     Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. An investor must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.

     There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

BANK INSTRUMENTS

     Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

INSURANCE CONTRACTS

     Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Fund treats these contracts as fixed income securities.

CREDIT ENHANCEMENT

     Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser may evaluate the credit risk of a fixed income security based solely upon its credit enhancement.

     Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. Following a default, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

CONVERTIBLE SECURITIES

     Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

     Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

     The Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

EQUITY SECURITIES



     Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. Investors cannot predict the income they will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.



COMMON STOCKS

     Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

PREFERRED STOCKS

     Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may also treat such redeemable preferred stock as a fixed income security.

INTERESTS IN OTHER LIMITED LIABILITY COMPANIES

     Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

REAL ESTATE INVESTMENT TRUSTS (REITS)

     REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

WARRANTS

     Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

FOREIGN SECURITIES

     Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

     o it is organized under the laws of, or has a principal office located in, another country;

     o the principal trading market for its securities is in another country; or

     o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

     Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

DEPOSITARY RECEIPTS

     Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary Receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

FOREIGN EXCHANGE CONTRACTS

     In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

FOREIGN GOVERNMENT SECURITIES

     Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.



     Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

DERIVATIVE CONTRACTS

     Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.



     Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

     For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

     The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

     Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to market and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts.

FUTURES CONTRACTS

     Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures CONTRACTS are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts. The Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the value of the Fund's total assets.

     The Fund may buy/sell the following types of futures contracts: financial futures on debt instruments; and, forward foreign currency exchange contracts.

OPTIONS

     Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. The Fund currently does not intend to invest more than 5% of its total assets in options transactions.

The Fund may:

     Buy put options on financial futures contracts and portfolio securities in anticipation of a decrease in the value of the underlying asset.

     Write listed call options on financial futures contracts and covered call options on portfolio securities to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

     When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

SWAPS

     Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors, and collars. Common swap agreement[s] that the Fund may use include:

INTEREST RATE SWAPS

     Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the London Interbank Offer Rate of interest (which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.

SPECIAL TRANSACTIONS

REPURCHASE AGREEMENTS

     Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

     The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS

     Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

WHEN ISSUED TRANSACTIONS

     When issued transactions are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions SO THAT the market values of the securities bought may vary from the purchase prices. Therefore, when issued transactions create market risks for the Fund. When issued transactions also involve credit risks in the event of a counterparty default. Some Funds may have leverage risks.

TO BE ANNOUNCED SECURITIES (TBAS)

     As with other when issued transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. However, the seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase market risks because the underlying mortgages may be less favorable than anticipated by the Fund.

DOLLAR ROLLS

     Dollar rolls are transactions where the Fund sells mortgage-backed securities with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage backed securities. Dollar rolls are subject to market risks and credit risks. Some Funds may have leverage risks.

SECURITIES LENDING

     The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

     The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

     Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

     Securities lending activities are subject to market risks and credit risks.

ASSET COVERAGE

     In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

INVESTMENT RISKS



     There are many factors which may effect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.



STOCK MARKET RISKS

     The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline and you could lose money.

     The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

LIQUIDITY RISKS

     Trading opportunities are more limited for equity securities that are not widely held or are issued by companies located in emerging markets. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

     Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

     OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

RISKS RELATED TO COMPANY SIZE

     Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

     Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than larger, well capitalized companies.



RISKS OF NONIVESTMENT GRADE SECURITIES

     If the Fund purchases an investment grade security, and the rating of such security is subsequently downgraded so that the security is no longer classified as investment grade, the Fund is not required to sell the security, but will consider whether such action is appropriate.

     Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit, and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited. The Fund has no minimum rating requirement for such securities and thus it may be invested in securities rated as low as "D," which may have suspended interest and/or principal payments and could be considered in default.

INVESTMENT LIMITATIONS

BUYING ON MARGIN

     The Fund will not purchase any securities on margin, other than in connection with the purchase and sale of financial futures, but may obtain such short-term credits as are necessary for clearance of transactions.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

     The Fund will not issue senior securities except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.

PLEDGING ASSETS

     The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the borrowing. Margin deposits for the purchase and sale of financial futures contracts and related options are not deemed to be a pledge.

DIVERSIFICATION OF INVESTMENTS

     With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by U.S. government securities if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer.

INVESTING IN REAL ESTATE

     The Fund will not buy or sell real estate, including limited partnership interests in real estate, although it may invest in securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

INVESTING IN COMMODITIES

     The Fund will not purchase or sell commodities, except that the Fund may purchase and sell financial futures contracts and related options.

UNDERWRITING

     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment objective, policies and limitations.

LENDING CASH OR SECURITIES

     The Fund will not lend any of its assets, except portfolio securities up to one-third of the value of its total assets. This shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies and limitations.

SELLING SHORT

The Fund will not sell securities short unless:

     oduring the time the short position is open, it owns an equal amount of the securities sold or securities readily and freely convertible into or exchangeable, without payment of additional consideration for securities of the same issue as, and equal in amount to, the securities sold short; and

     onot more than 10% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time.

CONCENTRATION OF INVESTMENTS

     The Fund will not invest 25% or more of the value of its total assets in any one industry, except it may invest 25% or more of the value of its total assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.



     The above limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.



DEALING IN PUTS AND CALLS

     The Fund will not purchase puts, calls, straddles, spreads, or any combination of them, if by reason thereof the value of such securities would exceed 5% of its total assets.

     Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

     The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the past fiscal year and does not expect to do so during the coming fiscal year.

     For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be cash items.

DETERMINING MARKET VALUE OF SECURITIES

     Market values of the Fund's portfolio securities are determined as follows:

     for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

     in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

     for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

     for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

     for all other securities, at fair value as determined in good faith by the Board.

     Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

     The Fund values futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.

TRADING IN FOREIGN SECURITIES

     Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?

     The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

     The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.



ELIMINATING THE FRONT-END SALES CHARGE

You can eliminate the applicable front-end sales charge, as follows.

QUANTITY DISCOUNTS

     Larger purchases of the same Share class eliminate the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse, and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

ACCUMULATED PURCHASES

     If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.

CONCURRENT PURCHASES

     You can combine concurrent purchases of the same Share class of two or more Federated Funds in calculating the applicable sales charge.

LETTER OF INTENT

     You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13 month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the letter of intent, the custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.



REINVESTMENT PRIVILEGE

     You may reinvest, within 120 days, your Share redemption proceeds at the next determined NAV, without any sales charge.

PURCHASES BY AFFILIATES OF THE FUND

     The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:

     o the Directors, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates;

     o Employees of State Street Bank Pittsburgh who started their employment on January 1, 1998, and were employees of Federated Investors, Inc. (Federated) on December 31, 1997;

     o any associated person of an investment dealer who has a sales agreement with the Distributor; and

     o trusts, pension or profit-sharing plans for these individuals.



FEDERATED LIFE MEMBERS

     Shareholders of the Fund known as "Federated Life Members" are exempt from paying any front-end sales charge. These shareholders joined the Fund originally:

     o through the "Liberty Account," an account for Liberty Family of Funds shareholders on February 28, 1987 (the Liberty Account and Liberty Family of Funds are no longer marketed); or

     o as Liberty Account shareholders by investing through an affinity group prior to August 1, 1987.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

     These reductions or eliminations are offered because no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC), or nominal sales efforts are associated with the original purchase of Shares.

     Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

     o following the death or post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;

     o representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70-1/2;

     representing a total or partial distribution from a qualified plan, A total or partial distribution does not include an account transfer, rollover or other redemption made for the purposes of reinvestment. A qualified plan does not include an Individual Retirement Account, Keogh Plan or a custodial account, following retirement;

     o which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements;

     o of Shares that represent a reinvestment within 120 days of a previous redemption;

     o of Shares held by the Directors, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons; and

     o of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities.



HOW IS THE FUND SOLD?

     Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES


 The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.


RULE 12B-1 PLAN

     As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. Also, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

     The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

     For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES

     The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

     Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

     Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.



     When an investment professional's customer purchases shares, the investment professional may receive:

     o an amount equal to 0.50% of the NAV of Class A Shares under certain qualified retirement plans as approved by the Distributor. (Such payments are subject to a reclaim from the investment professional should the assets leave the program within 12 months after purchase.)

     o an amount on the NAV of Class F Shares purchased as follows: up to 1% on purchases below $2 million; 0.50% on purchases from $2 million but below $5 million; and 0.25% on purchases of $5 million or more.

     In addition, the Distributor may pay investment professionals 0.25% of the purchase price of $1 million or more of Class A and Class F that its customer has not redeemed over the first year.

CLASS A SHARES

     Investment professionals purchasing Class A Shares for their customers are eligible to receive an advance payment from the distributor based on the following breakpoints:

AMOUNT                  ADVANCE PAYMENTS AS A PERCENTAGE OF PUBLIC
                        OFFERING PRICE

First $1 - $5           0.75%
million
---------------------
Next $5 - $20           0.50%
million
---------------------
Over $20 million        0.25%

---------------------

     For accounts with assets over $1 million, the dealer advance payments resets annually to the first breakpoint on the anniversary of the first purchase.




     Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance payments will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer advance payments. Certain retirement accounts may not be eligible for this program.

     A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase. The CDSC does not apply under certain investment programs where the investment professional does not receive an advance payment on the transaction including, but not limited to, trust accounts and wrap programs where the investor pays an account level fee for investment management.

CLASS F SHARES

     Investment professionals purchasing Class F Shares for their customers are eligible to receive an advance payment from the distributor of 0.25% of the purchase price.

     EXCHANGING SECURITIES FOR SHARESYou may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

     Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.



REDEMPTION IN KIND

     Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

     Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

     Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

     Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS



     Each share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All Shares of the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

     Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Corporation's outstanding shares of all series entitled to vote.

     As of January 6, 1999 , the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class A Shares: MLPF&S for the sole benefit of its customers, Jacksonville, FL, owned approximately 992,332 shares (9.18 %); and David Lloyd Kreeger Foundation, Washington, DC, owned approximately 588,475 shares (5.45 %).

     As of January 6, 1999 , the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class F Shares: Marine Midland Bank as Trustee for A/O Thompson & Johnson Equip. Co. Dly, Buffalo, NY, owned approximately 249,212 shares (18.32 %); Marine Midland Bank as Trustee for BMT Commodity 401K Daily, Buffalo, NY, owned approximately 247,927 shares (18.23 %); and MLPF&S for the sole benefit of its customers, Jacksonville, FL, owned approximately 165,615 shares (12.17 %)

TAX INFORMATION

FEDERAL INCOME TAX

     The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax. The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Corporation's other portfolios will be separate from those realized by the Fund.



FOREIGN INVESTMENTS

     If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

     Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

     If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.

     If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF DIRECTORS



     The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birthdate, present position(s) held with the Corporation, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Director from the Corporation for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Corporation is comprised of three funds and the Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser. As of January 6, 1999 , the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Class A and F Shares.

     An asterisk (*) denotes a Director who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.




NAME

BIRTHDATE                                                                     AGGREGATE       TOTAL
ADDRESS                                                                       COMPENSATION    COMPENSATION
POSITION WITH                PRINCIPAL OCCUPATIONS                            FROM            FROM CORPORATION
CORPORATION                  FOR PAST 5 YEARS                                 CORPORATION     AND FUND COMPLEX
------------------------



JOHN F. DONAHUE*+            Chief Executive Officer and Director or                   $0     $0 for the
BIRTHDATE: JULY 28, 1924     Trustee of the Federated Fund Complex;                           Corporation and
FEDERATED INVESTORS          Chairman and Director, Federated Investors,                      54 other
TOWER                        Inc.; Chairman and Trustee, Federated                            investment
1001 LIBERTY AVENUE          Advisers, Federated Management, and                              companies
PITTSBURGH, PA               Federated Research; Chairman and Director,                       in the Fund
CHAIRMAN AND DIRECTOR        Federated Research Corp., and Federated                          Complex
                             Global Research Corp.; Chairman, Passport
                             Research, Ltd.

-------------------------
THOMAS G. BIGLEY             Director or Trustee of the Federated Fund            $688.14     $113,860.22 for
Birthdate: February 3,       Complex; Director, Member of Executive                           the
1934                         Committee, Children's Hospital of                                Corporation and
15 Old Timber Trail          Pittsburgh; formerly: Senior Partner, Ernst                      54 other
Pittsburgh, PA               & Young LLP; Director, MED 3000 Group,                           investment
DIRECTOR                     Inc.; Director, Member of Executive                              companies
                             Committee, University of Pittsburgh.                             in the Fund
                                                                                              Complex

-------------------------
JOHN T. CONROY, JR.          Director or Trustee of the Federated Fund            $757.08     $125,264.48 for
Birthdate: June 23, 1937     Complex; President, Investment Properties                        the
Wood/IPC Commercial          Corporation; Senior Vice President,                              Corporation and
Dept.                        John R. Wood and Associates, Inc.,                               54 other
John R. Wood                 Realtors; Partner or Trustee in private                          investment
Associates, Inc.             real estate ventures in Southwest Florida;                       companies
Realtors                     formerly: President, Naples Property                             in the Fund
3255 Tamiami Trial           Management, Inc. and Northgate Village                           Complex
North Naples, FL             Development Corporation.

DIRECTOR

-------------------------
NICHOLAS CONSTANTAKIS        Director or Trustee of the Federated Fund            $688.14     $47,958.02 for
Birthdate: September 3,      Complex; formerly: Partner, Andersen                             the
1939                         Worldwide SC.                                                    Corporation and
175 Woodshire Drive                                                                           29 other
Pittsburgh, PA                                                                                investment
DIRECTOR                                                                                      companies
                                                                                              in the Fund
                                                                                              Complex

-------------------------
WILLIAM J. COPELAND          Director or Trustee of the Federated Fund            $757.08     $125,264.48 for
Birthdate: July 4, 1918      Complex; Director and Member of the                              the
One PNC Plaza-23rd Floor     Executive Committee, Michael Baker, Inc.;                        Corporation and
Pittsburgh, PA               formerly: Vice Chairman and Director, PNC                        54 other
DIRECTOR                     Bank, N.A., and PNC Bank Corp.; Director,                        investment
                             Ryan Homes, Inc.                                                 companies
                                                                                              in the Fund

                             Previous Positions: Director, United                             Complex
                             Refinery; Director, Forbes Fund; Chairman,
                             Pittsburgh Foundation; Chairman, Pittsburgh

                             Civic Light Opera.

-------------------------
JAMES E. DOWD, ESQ.          Director or Trustee of the Federated Fund            $757.08     $125,264.48 for
Birthdate: May 18, 1922      Complex; Attorney-at-law; Director, The                          the
571 Hayward Mill Road        Emerging Germany Fund, Inc.                                      Corporation and
Concord, MA                                                                                   54 other
DIRECTOR                     Previous Positions: President, Boston Stock                      investment

                             Exchange, Inc.; Regional Administrator,                          companies
                             United States Securities and Exchange                            in the Fund
                             Commission.                                                      Complex

-------------------------
LAWRENCE D. ELLIS, M.D.*     Director or Trustee of the Federated Fund            $688.14     $113,860.22 for
Birthdate: October 11,       Complex; Professor of Medicine, University                       the
1932                         of Pittsburgh; Medical Director, University                      Corporation and
3471 Fifth Avenue            of Pittsburgh Medical Center - Downtown;                         54 other
Suite 1111                   Hematologist, Oncologist, and Internist,                         investment
Pittsburgh, PA               University of Pittsburgh Medical Center;                         companies
DIRECTOR                     Member, National Board of Trustees,                              in the Fund
                             Leukemia Society of America.                                     Complex

-------------------------
EDWARD L. FLAHERTY,          Director or Trustee of the Federated Fund            $757.08     $125,264.48 for
JR., ESQ. #                  Complex; Attorney, of Counsel, Miller,                           the
Birthdate: June 18, 1924     Ament, Henny & Kochuba; Director Emeritus,                       Corporation and
Miller, Ament, Henny &       Eat'N Park Restaurants, Inc.; formerly:                          54 other
Kochuba                      Counsel, Horizon Financial, F.A., Western                        investment
205 Ross Street              Region; Partner, Meyer and Flaherty.                             companies
Pittsburgh, PA                                                                                in the Fund
DIRECTOR                                                                                      Complex
-------------------------
PETER E. MADDEN              Director or Trustee of the Federated Fund            $688.14     $113,860.22 for
Birthdate: March 16,         Complex; formerly: Representative,                               the
1942                         Commonwealth of Massachusetts General                            Corporation and
One Royal Palm Way           Court; President, State Street Bank and                          54 other
100 Royal Palm Way           Trust Company and State Street Corporation.                      investment
Palm Beach, FL                                                                                companies
DIRECTOR                     Previous Positions: Director, VISA USA and                       in the Fund
                             VISA International; Chairman and Director,                       Complex
                             Massachusetts Bankers Association;

                             Director, Depository Trust Corporation.

-------------------------
CHARLES F. MANSFIELD,        Director or Trustee of some of the                        $0     $0 for the
JR.++                        Federated Funds; Management Consultant.                          Corporation and
Birthdate: April 10,                                                                          25 other
1945                         Previous Positions: Chief Executive                              investment
80 South Road                Officer, PBTC International Bank; Chief                          companies
Westhampton Beach, NY        Financial Officer of Retail Banking Sector,                      in the Fund
DIRECTOR                     Chase Manhattan Bank; Senior Vice                                Complex
                             President, Marine Midland Bank; Vice
                             President, Citibank; Assistant Professor of
                             Banking and Finance, Frank G. Zarb School
                             of Business, Hofstra University.

-------------------------
JOHN E. MURRAY, JR.,         Director or Trustee of the Federated Fund            $688.14     $113,860.22 for
J.D., S.J.D.                 Complex; President, Law Professor, Duquesne                      the
Birthdate: December 20,      University; Consulting Partner, Mollica &                        Corporation and
1932                         Murray.                                                          54 other
President, Duquesne                                                                           investment
University                   Previous Positions: Dean and Professor of                        companies
Pittsburgh, PA               Law, University of Pittsburgh School of                          in the Fund
DIRECTOR                     Law; Dean and Professor of Law, Villanova                        Complex
                             University School of Law.

-------------------------
WESLEY W. POSVAR             Director or Trustee of the Federated Fund            $688.14     $113,860.22 for
Birthdate: September         Complex; President, World Society of                             the
14, 1925                     Ekistics (metropolitan planning), Athens;                        Corporation and
1202 Cathedral of            Professor, International Politics;                               54 other
Learning                     Management Consultant; Trustee, Carnegie                         investment
University of Pittsburgh     Endowment for International Peace, RAND                          companies
Pittsbugh, PA                Corporation, Online Computer Library                             in the Fund
DIRECTOR                     Center, Inc., National Defense University                        Complex
                             and U.S. Space Foundation; President
                             Emeritus, University of Pittsburgh;
                             Founding Chairman, National Advisory
                             Council for Environmental Policy and
                             Technology, Federal Emergency Management
                             Advisory Board; Trustee, Czech Management

                             Center, Prague.

                             Previous Positions: Professor, United
                             States Military Academy; Professor, United
                             States Air Force Academy.

-------------------------
MARJORIE P. SMUTS            Director or Trustee of the Federated Fund            $688.14     $113,860.22 for
Birthdate: June 21, 1935     Complex; Public                                                  the
4905 Bayard Street           Relations/Marketing/Conference Planning.                         Corporation and
Pittsburgh, PA                                                                                54 other
DIRECTOR                     Previous Positions: National Spokesperson,                       investment
                             Aluminum Company of America; business owner.                     companies
                                                                                              in the Fund
                                                                                              Complex

-------------------------
J. CHRISTOPHER DONAHUE+      President or Executive Vice President of                  $0     $0 for the
Birthdate: April 11,         the Federated Fund Complex; Director or                          Corporation and
1949                         Trustee of some of the Funds in the                              16 other
Federated Investors          Federated Fund Complex; President and                            investment
Tower                        Director, Federated Investors, Inc.;                             companies
1001 Liberty Avenue          President and Trustee, Federated Advisers,                       in the Fund
Pittsburgh, PA               Federated Management, and Federated                              Complex
EXECUTIVE VICE PRESIDENT     Research; President and Director, Federated
                             Research Corp. and Federated Global
                             Research Corp.; President, Passport
                             Research, Ltd.; Trustee, Federated
                             Shareholder Services Company; Director,
                             Federated Services Company.

-------------------------




EDWARD C. GONZALES           Trustee or Director of some of the Funds in               $0     $0 for the
Birthdate: October 22,       the Federated Fund Complex; President,                           Corporation and
1930                         Executive Vice President and Treasurer of                        1 other
Federated Investors          some of the Funds in the Federated Fund                          investment
Tower                        Complex; Vice Chairman, Federated                                company
1001 Liberty Avenue          Investors, Inc.; Vice President, Federated                       in the Fund
Pittsburgh, PA               Advisers, Federated Management, Federated                        Complex
EXECUTIVE VICE PRESIDENT     Research, Federated Research Corp.,
                             Federated Global Research Corp. and
                             Passport Research, Ltd.; Executive Vice
                             President and Director, Federated
                             Securities Corp.; Trustee, Federated
                             Shareholder Services Company.

-------------------------
JOHN W. MCGONIGLE            Executive Vice President and Secretary of                 $0     $0 for the
Birthdate: October 26,       the Federated Fund Complex; Executive Vice                       Corporation and
1938                         President, Secretary, and Director,                              54 other
Federated Investors          Federated Investors, Inc.; Trustee,                              investment
Tower                        Federated Advisers, Federated Management,                        companies
1001 Liberty Avenue          and Federated Research; Director, Federated                      in the Fund
Pittsburgh, PA               Research Corp. and Federated Global                              Complex
EXECUTIVE VICE               Research Corp.; Director, Federated
PRESIDENT AND SECRETARY      Services Company; Director, Federated
                             Securities Corp.

-------------------------
RICHARD J. THOMAS            Treasurer of the Federated Fund Complex;                  $0     $0 for the
Birthdate:  June 17,         Vice President - Funds Financial Services                        Corporation and
1954                         Division, Federated Investors, Inc.;                             54 other
Federated Investors          Formerly: various management positions                           investment
Tower                        within Funds Financial Services Division of                      companies
1001 Liberty Avenue          Federated Investors, Inc.                                        in the Fund
Pittsburgh, PA                                                                                Complex
TREASURER

-------------------------
RICHARD B. FISHER*           President or Vice President of some of the                $0     $0 for the
Birthdate: May 17, 1923      Funds in the Federated Fund Complex;                             Corporation and
Federated Investors          Director or Trustee of some of the Funds in                      6 other
Tower                        the Federated Fund Complex; Executive Vice                       investment
1001 Liberty Avenue          President, Federated Investors, Inc.;                            companies
Pittsburgh, PA               Chairman and Director, Federated Securities                      in the Fund
PRESIDENT AND DIRECTOR       Corp.                                                            Complex
-------------------------
WILLIAM D. DAWSON, III       Chief Investment Officer of this Fund and                 $0     $0 for the
Birthdate: March 3, 1949     various other Funds in the Federated Fund                        Corporation and
Federated Investors          Complex; Executive Vice President,                               41 other
Tower                        Federated Investment Counseling, Federated                       investment
1001 Liberty Avenue          Global Research Corp., Federated Advisers,                       companies
Pittsburgh, PA               Federated Management, Federated Research,                        in the Fund
CHIEF INVESTMENT OFFICER     and Passport Research, Ltd.; Registered                          Complex
                             Representative, Federated Securities Corp.;
                             Portfolio Manager, Federated Administrative
                             Services; Vice President, Federated
                             Investors, Inc.; Formerly: Executive Vice
                             President and Senior Vice President,
                             Federated Investment Counseling
                             Institutional Portfolio Management Services
                             Division; Senior Vice President, Federated
                             Research Corp., Federated Advisers,
                             Federated Management, Federated Research,
                             and Passport Research, Ltd.

-------------------------
JOSEPH M. BALESTRINO         Joseph M. Balestrino is Vice President of                 $0     $0 for the
Birthdate: November 3,       the Corporation.  Mr. Balestrino joined                          Corporation and
1954                         Federated Investors in 1986 and has been a                       3 other
Federated Investors          Senior Portfolio Manager  and Senior Vice                        investment
Tower                        President of the Fund's investment adviser                       companies
1001 Liberty Avenue          since 1998.  He was a Portfolio Manager and                      in the Fund
Pittsburgh, PA               a Vice President of the Fund's investment                        Complex
VICE PRESIDENT               adviser from 1995 to 1998.  Mr. Balestrino
                             served as a Portfolio Manager and an
                             Assistant Vice President of the investment
                             adviser from 1993 to 1995.  Mr. Balestrino
                             is a Chartered Financial Analyst and
                             received his Master's Degree in Urban and
                             Regional Planning from the University of
                             Pittsburgh.

-------------------------
JEFF A. KOZEMCHAK            Jeff A. Kozemchak is Vice President of the                $0     $0 for the
Birthdate:  January 15,      Corporation.  Mr. Kozemchak joined                               Corporation and
1960                         Federated Investors in 1987 and has been a                       3 other
Federated Investors          Senior Portfolio Manager since 1996 and a                        investment
Tower                        Senior Vice President of the Fund's                              companies
1001 Liberty Avenue          investment adviser since 1999.  He was a                         in the Fund
Pittsburgh, PA               Portfolio Manager and a Vice President of                        Complex
VICE PRESIDENT               the Fund's investment adviser from 1993 to
                             1998. Mr. Kozemchak is a Chartered
                             Financial Analyst and received his M.S. in
                             Industrial Administration from Carnegie
                             Mellon University in 1987.

     + Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Corporation.

     +Mr. Mansfield became a member of the Board of Directors on January 1, 1999. He did not earn any fees for serving the Fund Complex since these fees are reproted as of the end of the last calendar year. He did not receive any fees as of the fiscal year end of the Fund.



INVESTMENT ADVISER

     The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

     The Adviser shall not be liable to the Corporation, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.

OTHER RELATED SERVICES

     Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

     When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

RESEARCH SERVICES



     Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

     Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

     Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

MAXIMUM ADMINISTRATIVE    AVERAGE AGGREGATE DAILY NET ASSETS OF THE FEDERATED
FEE                             FUNDS
0.150 of 1%                     on the first $250 million

-------------------------
0.125 of 1%                     on the next $250 million
-------------------------
0.100 of 1%                     on the next $250 million
-------------------------
0.075 of 1%                     on assets in excess of $750 million
-------------------------

     The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.


     Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

     State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

     Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS

Deloitte & Touche LLP is the independent public accountant for the Fund.



FEES PAID BY THE FUND FOR SERVICES

--------------------------------        1998                 1997           1996
FOR THE YEAR ENDED NOVEMBER 30,

Advisory Fee Earned                 $473,247             $446,254       $515,204
---------------------------------
Advisory Fee Reduction              $200,457             $214,584       $328,347
---------------------------------
Brokerage Commissions

---------------------------------
Administrative Fee                  $155,000             $155,001       $155,001
---------------------------------
12b-1 Fee

---------------------------------
   Class A Shares                   $213,502

---------------------------------
   Class F Shares                    $14,339

---------------------------------
Shareholder Services Fee

---------------------------------
   Class A Shares                   $266,877

---------------------------------
   Class F Shares                    $24,266

---------------------------------

     Fees are allocated among Classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable Class of Shares.




HOW DOES THE FUND MEASURE PERFORMANCE?

     The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

     Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

     Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

     Total returns given for the one-year, five-year and since inception periods ended November 30, 1998.

Yield given for the 30-day period ended November 30, 1998.



                       30-DAY                         1 Year                                  5 Years               Since Inception*
CLASS A                                        PERIOD

Total Return              ---            3.77%              5.09%               5.64%
Yield                     6.34%          ---                ---         ---
CLASS F

Total Return               ---                                 2.89%                 5.19%           5.10%
Yield                      6.48%                      ---                                         ---                       ---
*Class A Shares inception date was January 13, 1992.

  Class F Shares inception date was August 31, 1993.



TOTAL RETURN

     Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

     The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

     The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a thirty-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.



     To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.



PERFORMANCE COMPARISONS

Advertising and sales literature may include:

     o references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

     o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

     o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

     o information about the mutual fund industry from sources such as the Investment Company Institute.

     The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

     The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

     You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

LIPPER ANALYTICAL SERVICES, INC.

     Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.

MORNINGSTAR, INC.

     An independent rating service, is the publisher of the bi-weekly MUTUAL FUND VALUES, which rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

WHO IS FEDERATED INVESTORS, INC.?

     Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

     Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is the fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.



FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS

     In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS

     In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS

     In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $209 billion.

GOVERNMENT FUNDS

     In the government sector, as of December 31, 1998, Federated manages 9 mortgage-backed, 5 government/ agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage-backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS

     In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

     The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -

     William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

     Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

     Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

FEDERATED CLIENTS OVERVIEW

     Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:



INSTITUTIONAL CLIENTS

     Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

     Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

     Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

FINANCIAL INFORMATION

         The Financial Statements for the Fund for the fiscal year ended November 30, 1998 are incorporated herein by reference to the Annual Report to Shareholders of Fixed Income Securities, Inc. dated November 30, 1998.



INVESTMENT RATINGS

STANDARD AND POOR'S LONG-TERM DEBT RATING DEFINITIONS

     AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

     A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB--Debt rated BB has less near-term, vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

     B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

     CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating.

     CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

     C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC-debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

MOODY'S INVESTORS SERVICE, INC. LONG-TERM BOND RATING DEFINITIONS

     AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

     A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     BAA--Bonds which are rated BAA are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C--Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH IBCA, INC. LONG-TERM DEBT RATING DEFINITIONS

     AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

     A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

     BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

     B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

     CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

     CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS

     PRIME-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

o       Leading market positions in well established industries.

o       High rates of return on funds employed.

     o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     o Broad margins in earning coverage of fixed financial charges and high internal cash generation.

     o Well established access to a range of financial markets and assured sources of alternate liquidity.

     PRIME-2--Issuers rated Prime-1 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

     A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

FITCH IBCA, INC. COMMERCIAL PAPER RATING DEFINITIONS

     FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

     FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

37

ADDRESSES

FEDERATED LIMITED TERM FUND

Class A Shares

Class F Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Advisers
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 8600

Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT PUBLIC ACCOUNTANTS



Deloitte & Touche LLP
125 Summer Street
Boston, MA 02110-1617


PROSPECTUS

Federated Limited Term Municipal Fund
A Portfolio of Fixed Income Securities, Inc.

CLASS A SHARES

A mutual fund seeking a high level of current income which is exempt from federal regular income tax by investing primarily in a portfolio of tax-exempt securities with a dollar-weighted average duration of four years or less.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

January 31, 1999
CONTENTS

Risk/Return Summary   1
What are the Fund's Fees and Expenses?  2
What are the Fund's Investment Strategies?  3
What are the Principal Securities in Which
the Fund Invests?  4
What are the Specific Risks of Investing in the Fund?  6
What do Shares Cost?  7
How is the Fund Sold?  9
How to Purchase Shares  10
How to Redeem and Exchange Shares  12
Account and Share Information  14
Who Manages the Fund?  16
Financial Information  17

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?



The Fund's investment objective is to provide a high level of current income which is exempt from federal regular income tax consistent with the preservation of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund intends to pursue its investment objective by investing in a portfolio of investment grade tax- exempt securities with a dollar-weighted average duration of four years or less. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

* a change in prevailing interest rates, and

* defaults or an increase in the risk of defaults on portfolio securities.

Other risk factors associated with an investment in the Fund include call risk, liquidity risk, and sector risk.


The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

     [The graphic presentation displayed here consists of a bar chart representing the annual total returns of Federated Limited Term Municipal Fund's Class A Shares as of the calendar year-end for each of five years.

     The "y" axis reflects the "% Total Return" beginning with "-2.00%" and increasing in increments of 2% up to 10.00%. The "x" axis represents calculation periods from the first full calendar year end of the Fund through the calendar year ended December 31, 1998. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentages for the Class A Shares of Federated Limited Term Municipal Fund for each calendar year from 1994 through 1998 are stated directly at the top of each respective bar. The percentages noted are:
(1.80%), 8.64%, 3.00%, 5.21%, and 4.51%.]

The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The bar chart shows the variability of the performance of the Fund's Class A Shares on a calendar year-end basis.

Within the period shown in the Chart, the Fund's highest quarterly return was 3.11% (quarter ended March 31, 1995). Its lowest quarterly return was (2.52%) (quarter ended March 31, 1994).

AVERAGE ANNUAL TOTAL RETURN

Average Annual Total Return for the Fund's Class A Shares compared to the Lehman Brothers Three-Year Municipal Bond Index (LB3YRMB).



            LIFE OF THE FUND 1   1 YEAR   5 YEARS
Class A     3.89%                3.45%    3.65%
LB3YRMB     -                    5.21%    4.90%



1 The start of performance date for the Class A Shares was September 1, 1993.



The table shows the Fund's Class A Shares average annual total returns over a period of years relative to the LB3YRMB, a broad-based market index.



Past performance does not necessarily predict future performance. This information provides you with historical performance so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Fees and Expenses?

FEDERATED LIMITED TERM MUNICIPAL FUND
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Class A Shares.


SHAREHOLDER FEES

Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering price)                                       1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of
original purchase price or redemption proceeds, as applicable)      None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions) (as a percentage of offering price)       None
Redemption Fee (as a percentage of amount redeemed,
if applicable)                                                      None
Exchange Fee                                                        None
ANNUAL FUND OPERATING EXPENSES
(Before Waivers and Reimbursements) 1
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee 2                                                    0.40%
Distribution (12b-1) Fee                                            0.25%
Shareholder Services Fee                                            0.25%
Other Expenses                                                      0.50%
Total Annual Fund Operating Expenses                                1.40%
1 Although not contractually obligated to do so, the adviser waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended November 30,1998.

 Waiver of Fund Expenses                                            0.50%
 Total Actual Annual Fund

Operating Expenses (after waivers and reimbursements)               0.90%
2 The adviser voluntary waived the managment fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.00% for the year ended November 30, 1998.


EXAMPLE


The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year       $   241
3 Years      $   539
5 Years      $   858
10 Years     $ 1,763



What are the Fund's Investment Strategies?



The Fund intends to pursue its investment objective by investing in a portfolio of investment grade tax- exempt securities with a dollar-weighted average duration of four years or less. Duration measures the price sensitivity of a fixed income security to changes in interest rates.



The adviser manages the Fund's market risk by adjusting its dollar-weighted average portfolio duration within the four-year limitation. The adviser targets a dollar-weighted average portfolio duration based upon its interest rate outlook and the supply of tax-exempt securities available. The adviser will tend to maintain a longer duration when interest rates are expected to fall, and a shorter duration when they are expected to increase. In determining the portfolio's duration, the adviser may consider a variety of factors, such as:



* the current state of the economy and the outlook for future economic activity;

* the current level of interest rates and the likelihood that market interest rates will change;

* the Federal Reserve Board's policies regarding short-term interest rates; and

* supply and demand factors related to the municipal market and the effect they may have on the returns offered for various bond maturities.

The adviser adjusts the portfolio's duration by buying and selling securities of different maturities. For selecting investments, the Fund's adviser performs a fundamental analysis designed to review the issuer's ability to pay interest and principal on the security. The analysis focuses on the sources available for making principal and interest payments to assess whether the security's risk is commensurate with its potential return. The adviser attempts to enhance the Fund's income, subject to the Fund's quality and duration constraints, by purchasing securities offering the highest expected returns. The adviser may allocate investments in sectors of the tax-exempt market that offer the highest return.

TEMPORARY DEFENSIVE INVESTMENTS



During adverse market conditions, the Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal regular income tax. Temporary investments will be of comparable quality to other securities in which the Fund invests. This may cause the Fund to give up greater after tax investment returns to maintain the safety of principal. This also may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in which the Fund Invests?


TAX-EXEMPT SECURITIES



Tax-exempt securities are fixed income securities that pay interest exempt from regular federal income taxes. States, counties, cities and other political subdivisions and authorities typically issue tax exempt securities. Tax exempt securities are generally differentiated by their source of repayment.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends, or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

GENERAL OBLIGATION BONDS

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must levy and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to levy additional taxes may be limited by its charter or state law.

SPECIAL REVENUE BONDS



Special revenue bonds are payable solely from specific revenues received by the issuer. The revenues may consist of specific taxes, assessments, tolls, fees, or other types of municipal revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Bondholders could not collect from the municipality's general taxes or revenues. Therefore, any shortfall in toll revenues could result in a default on the bonds.

PRIVATE ACTIVITY BONDS

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds to the company using the factory, and the company would agree make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to the federal alternative minimum tax ("AMT").

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

What are the Specific Risks of Investing in the Fund?

Although there are many factors which may affect an investment in the Fund, the principal risks are described below.

MARKET RISK
Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. The Fund attempts to manage market risk by limiting its duration.

CREDIT RISK

Credit risk is the possibility that an issuer or a credit enhancer will default (the issuer fails to repay interest and principal when due). If an issuer or a credit enhancer defaults, the Fund will lose money.

The Fund attempts to manage credit risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating service's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk. In the case of unrated securities, the Fund must rely entirely upon the Adviser's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of the security and the yield of a U.S. Treasury security with a comparable maturity (the "spread") measures the additional interest received for taking risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

CALL RISK
Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a "call") at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

LIQUIDITY RISKS



Fixed income securities that have not been rated or that are not widely held may trade less frequently than more widely held securities. This limits trading opportunities, making it more difficult to sell or buy the security at a favorable price or time. In response, the Fund may have to lower the price, sell other securities, or give up an investment opportunity, any of which could have a negative effect on its performance. Infrequent trading may also lead to greater price volatility.



SECTOR RISK



A substantial part of the Fund's portfolio may be comprised of tax-exempt securities issued or credit enhanced by companies in similar businesses, by issuers located in the same state, or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

What do Shares Cost?

You can purchase, redeem, or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price).

NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The Fund's current NAV and public offering price may be found in the mutual funds section of local newspapers under "Federated" and the appropriate class designation listing.

The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.



                  MINIMUM     MAXIMUM SALES CHARGE
                  INITIAL/                CONTINGENT
                  SUBSEQUENT  FRONT-END   DEFERRED
                  INVESTMENT  SALES       SALES

SHARES OFFERED    AMOUNTS 1   CHARGE 2    CHARGE 3
Class A          $1,500/$100  1.00%       0.00%



1 The minimum subsequent investment amounts for Systematic Investment Programs is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.

2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

3 See "Sales Charge When You Redeem."

SALES CHARGE WHEN YOU PURCHASE

 CLASS A SHARES

                          Sales Charge       Sales Charge

                          as a Percentage    as a

                          of Public          Percentage

Purchase Amount           Offering Price     of NAV
Less than $1 million      1.00%              1.01%
$1 million or greater 1   0.00%              0.00%

1 A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

THE SALES CHARGE AT PURCHASE MAY BE ELIMINATED BY:

* purchasing Shares in greater quantities to eliminate the applicable sales charge;

* combining concurrent purchases of Shares:

- by you, your spouse, and your children under age 21; or

- of the same share class of two or more Federated Funds (other than money market funds);

* accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or

* signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).

THE SALES CHARGE WILL BE ELIMINATED WHEN YOU PURCHASE SHARES:

* within 120 days of redeeming Shares of an equal or lesser amount;

* when the Fund's Distributor does not advance payment to the investment professional for your purchase;

* by exchanging shares from the same share class of another Federated Fund;

* for trusts or pension or profit-sharing plans where the third-party administrator has an arrangement with the Fund's Distributor or its affiliates to purchase shares without a sales charge; or

* through investment professionals that receive no portion of the sales charge.



If your investment qualifies for an elimination of the sales charge, you or your investment professional should notify the Fund's Distributor, Federated Securities Corp., at the time of purchase. If the Distributor is not notified, you will receive the sales charge elimination only on additional purchases, and not retroactively on previous purchases.



SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

CLASS A SHARES

A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

YOU WILL NOT BE CHARGED A CDSC WHEN REDEEMING SHARES:

* purchased with reinvested dividends or capital gains;

* purchased within 120 days of redeeming Shares of an equal or lesser amount;

* that you exchanged into the same share class of another Federated Fund where the shares were held for the applicable CDSC holding period (other than a money market fund);

* purchased through investment professionals that did not receive advanced sales payments; or

* if after you purchase Shares you become disabled as defined by the IRS.

IN ADDITION, YOU WILL NOT BE CHARGED A CDSC:

* if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;

* if your redemption is a required retirement plan distribution;

* upon the death of the last surviving shareholder of the account.

If your redemption qualifies, you or your investment professional should notify the Distributor at the time of redemption to eliminate the CDSC. If the Distributor is not notified, the CDSC will apply.



TO KEEP THE SALES CHARGE AS LOW AS POSSIBLE, THE FUND REDEEMS YOUR SHARES IN THIS ORDER:

* Shares that are not subject to a CDSC;

* Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund); and
* then, the CDSC is calculated using the share price at the time of purchase or redemption, whichever is lower.

How is the Fund Sold?

The Fund offers two share classes: Class A Shares and Class F Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class A Shares. Each share class has different sales charges and other expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor markets the Shares described in this prospectus to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans because it invests in municipal securities. When the Distributor receives sales charges and marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution, and customer servicing of the Fund's Class A Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.



Where the Fund offers more than one Share Class and you do not specify the Class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check), you automatically will receive Class A Shares.



THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.



Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.




An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

BY WIRE
Send your wire to:
State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE

Wire Order Number, Dealer Number, or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.
BY CHECK
Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:
Federated Shareholder Services Company

P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:
Federated Shareholder Services Company

1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM



Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program
(SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARINGHOUSE (ACH)



Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

* through an investment professional if you purchased Shares through an investment professional; or
* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL



Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.



DIRECTLY FROM THE FUND
BY TELEPHONE



You may redeem or exchange Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.



BY MAIL

You may redeem or exchange Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form. Send requests by mail to:



Federated Shareholder Services Company


P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:



Federated Shareholder Services Company



1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:
* Fund Name and Share Class, account number, and account registration;
* amount to be redeemed or exchanged;
* signatures of all Shareholders exactly as registered; and
* IF EXCHANGING, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days;

* a redemption is payable to someone other than the shareholder(s) of record; or
* IF EXCHANGING (TRANSFERRING) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or
* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;
* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.



You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.



EXCHANGE PRIVILEGES

You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:



* ensure that the account registrations are identical;

* meet any minimum initial investment requirements; and
* receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.



The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency, and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Shares subject to a sales charge while redeeming Shares using this program.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS



You will receive confirmation of purchases, redemptions, and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends, and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES



Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state, and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Advisers. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.
THE FUND'S PORTFOLIO MANAGERS ARE:

MARY JO OCHSON

Mary Jo Ochson has been the Fund's portfolio manager since its inception. Ms. Ochson joined Federated Investors, Inc. or its predecessor in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's investment adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's investment adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

JEFF A. KOZEMCHAK

     Jeff A. Kozemchak has been the Fund's portfolio manager since January 1997. He is Vice President of the Corporation. Mr. Kozemchak joined Federated Investors, Inc. or its predecessor in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's investment adviser since 1999. He was a Portfolio Manager and a Vice President of the Fund's investment adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts which total approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS



The following financial highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights

(For a share outstanding throughout each period)


YEAR  ENDED  NOVEMBER 30          1998         1997         1996          1995         1994
NET ASSET VALUE, BEGINNING OF

PERIOD                             $ 9.78       $ 9.76       $ 9.85        $ 9.49       $10.02
Net investment income                0.40         0.41         0.40          0.46         0.43
Net realized and unrealized
gain (loss) on investments           0.08         0.02        (0.08)         0.36        (0.53)
Total from investment
operations                           0.48         0.43         0.32          0.82        (0.10)
LESS DISTRIBUTIONS:

Distributions from net

investment income                   (0.40)       (0.41)       (0.40)        (0.46)       (0.43)
Distributions in excess of net
investment income                       -            -        (0.01) 1          -            -
Total distributions                 (0.40)       (0.41)       (0.41)        (0.46)       (0.43)
NET ASSET VALUE, END OF PERIOD     $ 9.86       $ 9.78       $ 9.76        $ 9.85       $ 9.49
TOTAL RETURN 2                       4.95%        4.45%        3.34%         8.67%       (0.95% )
RATIOS TO AVERAGE NET ASSETS:

Expenses                             0.90%        0.90%        0.81%         0.68%        0.63%
Net investment income                4.08%        4.17%        4.14%         4.72%        4.33%
Expense waiver/reimbursement 3       0.50%        0.48%        0.54%         1.03%        0.94%
SUPPLEMENTAL DATA:
Net assets, end of period (000

omitted)                          $72,174      $52,921      $73,570       $65,179      $32,644
Portfolio turnover                     25%          33%          49%           47%         135%


1 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions did not represent a return of capital for federal income tax purposes.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated November 30, 1998, which can be obtained free of charge.

[Graphic]

PROSPECTUS

Federated Limited Term Municipal Fund
A Portfolio of Fixed Income Securities, Inc.

CLASS A SHARES


January 31, 1999

A Statement of Additional Information (SAI) dated January 31, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's annual and semi-annual reports to shareholders as they become available. The annual report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the annual report, semi-annual report and other information without charge, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange
Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.



[Graphic]

Federated Limited Term Municipal Fund

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

Investment Company Act File No. 811-6447
Cusip 338319403

3070702A-A (1/99)

[Graphic]

Federated is a registered mark
of Federated Investors, Inc. 1999
Federated Investors, Inc.

PROSPECTUS

Federated Limited Term Municipal Fund
A Portfolio of Fixed Income Securities, Inc.

CLASS F SHARES

A mutual fund seeking a high level of current income which is exempt from federal regular income tax by investing primarily in a portfolio of tax-exempt securities with a dollar-weighted average duration of four years or less.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

JANUARY 31, 1999
CONTENTS

Risk/Return Summary   1
What are the Fund's Fees and Expenses?  2
What are the Fund's Investment Strategies?  3
What are the Principal Securities in Which
the Fund Invests?  4
What are the Specific Risks of Investing in the Fund?  6
What do Shares Cost?  7
How is the Fund Sold?  9
How to Purchase Shares  10
How to Redeem and Exchange Shares  11
Account and Share Information  14
Who Manages the Fund?  15
Financial Information  17

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?



The Fund's investment objective is to provide a high level of current income which is exempt from federal regular income tax consistent with the preservation of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund intends to pursue its investment objective by investing in a portfolio of investment grade tax exempt securities with a dollar-weighted average duration of four years or less. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

* a change in prevailing interest rates, and

* defaults or an increase in the risk of defaults on portfolio securities. Other risk factors associated with an investment the Fund include call risk, liquidity risk and sector risk.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance
Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

     [The graphic presentation displayed here consists of a bar chart representing the annual total returns of Federated Limited Term Municipal Fund's Class F Shares as of the calendar year-end for each of five years.

     The "y" axis reflects the "% Total Return" beginning with "-2.00%" and increasing in increments of 2% up to 10.00%.

     The "x" axis represents calculation periods from the first full calendar year end of the Fund through the calendar year ended December 31, 1998. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentages for the Class F Shares of Federated Limited Term Municipal Fund for each calendar year from 1994 through 1998 are stated directly at the top of each respective bar. The percentages noted are: (1.61%), 8.84%, 3.25%, 5.47%, and 4.77%.]


The bar chart shows the variability of performance of the Fund's Class F Shares on a calendar year-end basis.

The Fund's Class F Shares are not sold subject to a sales charge (load). The Fund's Class F Shares are sold subject to a contingent deferred sales charge (load). The total returns displayed above are based upon the net asset value.

Within the period shown in the Chart, the Fund's highest quarterly return was 3.15% (quarter ended March 31, 1995). Its lowest quarterly return was (2.46%) (quarter ended March 31, 1994).

AVERAGE ANNUAL TOTAL RETURN

Average Annual Total Return for the Fund's Class F Shares compared to the Lehman Brothers Three-Year Municipal Bond Index (LB3YRMB).



          LIFE OF THE FUND 1   1 YEAR   5 YEARS

Class F                4.32%    3.77%     4.09%
LB3YRMB                  --     5.21%     4.90%

1 The start of performance date for the Class F Shares was September 1, 1993.



 The table shows the Fund's Class F Shares average annual total returns over a period of years relative to the LB3YRMB, a broad-based market index.

 Past performance does not necessarily predict future performance. This information provides you with historical performance so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Fees and Expenses?

FEDERATED LIMITED TERM MUNICIPAL FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Class F Shares.


SHAREHOLDER FEES

Fees Paid Directly From Your Investment

Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering price)                                   None
Maximum Deferred Sales Charge (Load) (as a percentage of
original purchase price or redemption proceeds,
as applicable)                                                  1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions)
(as a percentage of offering price)                             None
Redemption Fee (as a percentage of amount redeemed, if
applicable)                                                     None
Exchange Fee                                                    None

ANNUAL FUND OPERATING EXPENSES
(Before Waivers and Reimbursements) 1

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee 2                                                0.40%
Distribution (12b-1) Fee 3                                      0.15%
Shareholder Services Fee                                        0.25%
Other Expenses                                                  0.50%
Total Annual Fund Operating Expenses                            1.30%

1 Although not contractually obligated to do so, the adviser waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended
November 30, 1998.

 Waiver of Fund Expenses                                        0.65%

 Total Actual Annual Fund Operating Expenses (after waivers
and reimbursements)                                             0.65%

2 The adviser voluntarily waived the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.00% for the year ended November 30, 1998.

3 The distribution (12b-1) fee for the Fund has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund
(after the voluntary waiver) was 0.00% for the fiscal year ended November 30, 1998.


EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund's Class F Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class F Shares for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class F Shares' operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
Expenses assuming redemption        $232      $512      $713     $1,568
Expenses assuming no redemption     $132      $412      $713     $1,568



What are the Fund's Investment Strategies?

The Fund intends to pursue its investment objective by investing in a portfolio of investment grade tax exempt securities with a dollar-weighted average duration of four years or less. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

The adviser manages the Fund's market risk by adjusting its dollar-weighted average portfolio duration within the four year limitation. The adviser targets a dollar-weighted average portfolio duration based upon its interest rate outlook and the supply of tax exempt securities available.

The adviser will tend to maintain a longer duration when interest rates are expected to fall, and a shorter duration when they are expected to increase. In determining the portfolio's duration, the adviser may consider a variety of factors, such as:

* the current state of the economy and the outlook for future economic activity,

 the current level of interest rates and the likelihood that market interest rates will change, and

* the Federal Reserve Board's policies regarding short-term interest rates, and

* supply and demand factors related to the municipal market and the effect they may have on the returns offered for various bond maturities.

The adviser adjusts the portfolio's duration by buying and selling securities of different maturities. For selecting investments, the Fund's adviser performs a fundamental analysis designed to review the issuer's ability to pay interest and principal on the security. The analysis focuses on the sources available for making principal and interest payments to assess whether the security's risk is commensurate with its potential return. The adviser attempts to enhance the Fund's income, subject to the Fund's quality and duration constraints, by purchasing securities offering the highest expected returns. The adviser may allocate investments in sectors of the tax exempt market that offer the highest return.



TEMPORARY DEFENSIVE INVESTMENTS



During adverse market conditions, the Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal regular income tax. Temporary investments will be of comparable quality to other securities in which the Fund invests. This may cause the Fund to give up greater after tax investment returns to maintain the safety of principal. This also may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which the Fund Invests?


TAX EXEMPT SECURITIES



Tax exempt securities are fixed income securities that pay interest exempt from regular federal income taxes. States, counties, cities and other political subdivisions and authorities typically issue tax exempt securities. Tax exempt securities are generally differentiated by their source of repayment.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

GENERAL OBLIGATION BONDS

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must levy and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to levy additional taxes may be limited by its charter or state law.

SPECIAL REVENUE BONDS



Special revenue bonds are payable solely from specific revenues received by the issuer. The revenues may consist of specific taxes, assessments, tolls, fees or other types of municipal revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Bondholders could not collect from the municipality's general taxes or revenues. Therefore, any shortfall in toll revenues could result in a default on the bonds.

PRIVATE ACTIVITY BONDS

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds to the company using the factory, and the company would agree make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to the federal alternative minimum tax ("AMT").

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

What are the Specific Risks of Investing in the Fund?

Although there are many factors which may effect an investment in the Fund, the principal risks are described below.

MARKET RISK

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. The Fund attempts to manage market risk by limiting its duration.

CREDIT RISK

Credit risk is the possibility that an issuer or a credit enhancer will default (the issuer fails to repay interest and principal when due). If an issuer or a credit enhancer defaults, the Fund will lose money.

The Fund attempts to manage credit risk by purchasing higher quality securities.



Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating service's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk. In the case of unrated securities, the Fund must rely entirely upon the Adviser's credit assessment.



Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of the security and the yield of a U.S. Treasury security with a comparable maturity (the "spread") measures the additional interest received for taking risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

CALL RISK

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a "call") at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

LIQUIDITY RISKS

Fixed income securities that have not been rated or that are not widely held may trade less frequently than more widely held securities. This limits trading opportunities, making it more difficult to sell or buy the security at a favorable price or time. In response, the Fund may have to lower the price, sell other securities, or give up an investment opportunity, any of which could have a negative effect on its performance. Infrequent trading may also lead to greater price volatility.

SECTOR RISK

A substantial part of the Fund's portfolio may be comprised of tax exempt securities issued or credit enhanced by companies in similar businesses, by issuers located in the same state, or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.


What do Shares Cost?

You can purchase, redeem, or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV).

The Fund does not charge a front-end sales charge.

NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The Fund's current NAV and public offering price may be found in the mutual funds section of local newspapers under "Federated" and the appropriate class designation listing.

The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

                                MINIMUM MAXIMUM SALES CHARGE
                 INITIAL/                  CONTINGENT
                 SUBSEQUENT    FRONT-END   DEFERRED
                 INVESTMENT    SALES       SALES

SHARES OFFERED   AMOUNTS1      CHARGE      CHARGE 2
Class F          $1,500/$100   None        1.00%

1 The minimum subsequent investment amounts for Systematic Investment Programs is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.

2 See "Sales Charge When You Redeem."

ELIMINATING THE SALES CHARGE

The Fund's Shares are sold at NAV. HOWEVER, SHAREHOLDERS MAY ELIMINATE THE APPLICABLE SALES CHARGE WHEN PURCHASING CLASS F SHARES OF OTHER FEDERATED

FUNDS BY:

* purchasing Shares in greater quantities to reduce the applicable sales charge;

* combining concurrent purchases of Shares:
- by you, your spouse, and your children under age 21; or

- of the same share class of two or more Federated Funds (other than money market funds);

* accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or

* signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).

In addition, the sales charge will be eliminated when you purchase Class F Shares of other Federated Funds:

* within 120 days of redeeming Shares of an equal or lesser amount;

* when the Fund's Distributor does not advance payment to the investment professional for your purchase;

* by exchanging shares from the same share class of another Federated Fund;

* for trusts or pension or profit-sharing plans where the third-party administrator has an arrangement with the Fund's Distributor or its affiliates to purchase shares without a sales charge; or

* through investment professionals that receive no portion of the sales charge.



If your investment qualifies for an elimination of the sales charge, you or your investment professional should notify the Fund's Distributor, Federated Securities Corp., at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.



SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

CLASS F SHARES

Purchase Amount       Shares Held       CDSC
Up to $2 million      4 years or less   1.00%
$2 - $5 million       2 years or less   0.50%
$5 - $25 million      1 year or less    0.25%
$25 million or more   N/A               None

YOU WILL NOT BE CHARGED A CDSC WHEN REDEEMING SHARES:

* purchased with reinvested dividends or capital gains;

* purchased within 120 days of redeeming Shares of an equal or lesser amount;

* that you exchange into the same share class of another Federated Fund where the shares were held for the applicable CDSC holding period (other than a money market fund);

* purchased through investment professionals that did not receive advanced sales payments; or

* if after you purchase Shares you become disabled as defined by the IRS.

IN ADDITION, YOU WILL NOT BE CHARGED A CDSC:

* if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;

* if your redemption is a required retirement plan distribution;

* upon the death of the last surviving shareholder of the account.

If your redemption qualifies, you or your investment professional should notify the Distributor at the time of redemption to eliminate the CDSC. If the Distributor is not notified, the CDSC will apply.



TO KEEP THE SALES CHARGE AS LOW AS POSSIBLE, THE FUND REDEEMS YOUR SHARES IN THIS ORDER:

* Shares that are not subject to a CDSC;

* Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund); and

* then, the CDSC is calculated using the share price at the time of purchase or redemption, whichever is lower.

How is the Fund Sold?

The Fund offers two share classes: Class A Shares and Class F Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class F Shares. Each share class has different sales charges and other expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor markets the Shares described in this prospectus to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans because it invests in municipal securities. When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class F Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.



Where the Fund offers more than one Share Class and you do not specify the Class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check), you automatically will receive Class A Shares.



THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.



Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and
* Send your payment to the Fund by Federal Reserve wire or check.



You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

BY WIRE
Send your wire to:
State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE

Wire Order Number, Dealer Number, or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company


P.O. Box 8600

Boston, MA 02266-8600



If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company



1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM



Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program
(SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARINGHOUSE (ACH)



Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL



Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

BY TELEPHONE



You may redeem or exchange Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.



BY MAIL

You may redeem or exchange Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form. Send requests by mail to:



Federated Shareholder Services Company


P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or OVERNIGHT DELIVERY SERVICE to:



Federated Shareholder Services Company



1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed or exchanged;

* signatures of all Shareholders exactly as registered; and

* IF EXCHANGING, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days;

* a redemption is payable to someone other than the shareholder(s) of record; or

* IF EXCHANGING (TRANSFERRING) into another fund with a different shareholder registration.



A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.



PAYMENT METHODS FOR REDEMPTIONS



Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.



You will not accrue interest or dividends on uncashed checks from the Fund, if those checks are undeliverable and returned to the Fund.



EXCHANGE PRIVILEGES

You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:



* ensure that the account registrations are identical;



* meet any minimum initial investment requirements; and

* receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM



You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES



Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state, and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Advisers. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

THE FUND'S PORTFOLIO MANAGERS ARE:



MARY JO OCHSON

Mary Jo Ochson has been the Fund's portfolio manager since its inception. Ms. Ochson joined Federated Investors, Inc. or its predecessor in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's investment adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's investment adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

JEFF A. KOZEMCHAK

Jeff A. Kozemchak has been the Fund's portfolio manager since January 1997. He is Vice President of the Corporation. Mr. Kozemchak joined Federated Investors, Inc. or its predecessor in 1987 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's investment adviser since 1999. He was a Portfolio Manager since 1996 and a Vice President of the Fund's investment adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS



The following financial highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Deloitte & Touche
LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights

(For a share outstanding throughout each period)


YEAR ENDED NOVEMBER 30                                    1998         1997         1996          1995         1994
NET ASSET VALUE, BEGINNING OF PERIOD                       $ 9.78       $ 9.76       $ 9.85        $ 9.49       $10.02
Net investment income                                        0.42         0.43         0.43          0.47         0.45
Net realized and unrealized gain (loss) on investments       0.08         0.02        (0.08)         0.36        (0.53)
Total from investment operations                             0.50         0.45         0.35          0.83        (0.08)
LESS DISTRIBUTIONS:

Distributions from net investment income                    (0.42)       (0.43)       (0.43)        (0.47)       (0.45)
Distributions in excess of net investment income               --           --        (0.01)1          --           --
Total distributions                                         (0.42)       (0.43)       (0.44)        (0.47)       (0.45)
NET ASSET VALUE, END OF PERIOD                             $ 9.86       $ 9.78       $ 9.76        $ 9.85       $ 9.49
TOTAL RETURN 2                                               5.21%        4.71%        3.60%         8.86%       (0.75% )
RATIOS TO AVERAGE NET ASSETS:

Expenses                                                     0.65%        0.65%        0.56%         0.49%        0.44%
Net investment income                                        4.28%        4.42%        4.40%         4.91%        4.57%
Expense waiver/reimbursement 3                               0.65%        0.63%        0.69%         1.12%        0.94%
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)                   $28,964      $20,298      $26,300       $26,442      $12,804
Portfolio turnover                                             25%          33%          49%           47%         135%


1 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions did not represent a return of capital for federal income tax purposes.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated November 30, 1998, which can be obtained free of charge.

[Graphic]

PROSPECTUS

Federated Limited Term Municipal Fund
A Portfolio of Fixed Income Securities, Inc.

CLASS F SHARES


January 31, 1999

A Statement of Additional Information (SAI) dated January 31, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's annual and semi-annual reports to shareholders as they become available. The annual report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the annual report, semi-annual report and other information without charge, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange
Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.



 [Graphic]

Federated Limited Term Municipal Fund

 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

 Investment Company Act File No. 811-6447

Cusip 338319502

3070702-F (1/99)

[Graphic]

STATEMENT OF ADDITIONAL INFORMATION

FEDERATED LIMITED TERM MUNICIPAL FUND

A Portfolio of Fixed Income Securities, Inc.

CLASS A SHARES

CLASS F SHARES

     This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the respective prospectuses of Class A Shares and Class F Shares of Federated Limited Term Municipal Fund (Fund), dated January 31, 1999.

     This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

january 31, 1999

                     CONTENTS
                     How is the Fund Organized?
                     Securities in Which the Fund Invests
                     What do Shares Cost?
                     How is the Fund Sold?
                     Exchanging Securities for Shares
                     Subaccounting Services
                     Redemption in Kind
                     Account and Share Information
                     Tax Information
                     Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance?
                     Who is Federated Investors, Inc.?
                     Financial Information
                     Investment Ratings
                     Addresses

CUSIP 338319403

CUSIP 338319502

3070702B (1/99)


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25






HOW IS THE FUND ORGANIZED?

     The Fund is a diversified portfolio of Fixed Income Securities, Inc. (Corporation). The Corporation is an open-end, management investment company that was established under the laws of the State of Maryland on October 15, 1991. The Corporation may offer separate series of shares representing interests in separate portfolios of securities. On June 1, 1994, the Board approved the reclassification of Investment Shares as Class A Shares and Fortress Shares were re-named Class F Shares. Effective March 31, 1996, the Fund changed its name from Limited Term Municipal Fund to Federated Limited Term Municipal Fund.

     The Board of Directors (the Board) has established two classes of shares of the Fund, known as Class A Shares and Class F Shares (Shares). This SAI relates to both classes of the above-mentioned Shares.

SECURITIES IN WHICH THE FUND INVESTS

        In pursuing its investment strategy, the Fund may invest in the following tax-exempt securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES

     The following describes the types of fixed income securities in which the Fund invests.

     VARIABLE RATE DEMAND INSTRUMENTS are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also bear interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond thirteen months.

     MUNICIPAL NOTES are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations prior collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

     TAX INCREMENT FINANCING ("TIF") BONDS are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in property taxes collected from property owners in the district.

     The bonds could default if the property values in the district failed to increase as anticipated.



     MUNICIPAL LEASES. Municipalities frequently enter into leases for equipment or facilities. In order to comply with state public financing laws, these lease are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by failing to include the lease payments in its annual budget. However, upon such an event, the lessor (the Fund) may repossess and resell the equipment or facility but may lose money on the sale.



     The Fund typically invests in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation ("COPs"). However, the Fund may also invest directly in individual leases.

     DERIVATIVE CONTRACTS. Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

     Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

     For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

     The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

     Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to market risk, and may also expose the Fund to LIQUIDITY AND LEVERAGE RISKS. OTC contracts also expose the Fund to CREDIT RISKS in the event that a counterparty defaults on the contract.


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The Fund may trade in the following types of derivative contracts.

FUTURES CONTRACTS

     Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

     The Fund may buy or sell the following types of futures contracts: interest rate and index financial futures contracts and options on those contracts.. As a matter of non-fundamental policy, the Fund may not purchase or sell futures contracts or options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions would exceed 5% of the market value of the Fund's total assets.

OPTIONS

     Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

The Fund may:

     Buy call options on stock index futures in anticipation of an increase in the value of the underlying asset.

     Write call options on stock index futures to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

     When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

Buy or write options to close out existing options positions.

WHEN ISSUED TRANSACTIONS

     When issued transactions are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, when issued transactions create market risks for the Fund.

     When issued transactions also involve credit risks in the event of a counterparty default.

     TEMPORARY INVESTMENTS. The types of investments that the Fund may invest temporarily, in accordance with its prospectus, include: obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; other debt securities, commercial paper, certificates of deposit of domestic branches of U.S. banks, and repurchase agreements.



     INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES. The Adviser will determinate whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.



INVESTMENT RISKS

     There are many factors which may effect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.





TAX RISK

     In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

RISKS OF NONINVESTMENT GRADE SECURITIES

     If the Fund purchases an investment grade security, and the rating of such security is subsequently downgraded so that the security is no longer classified as investment grade, the Fund is not required to sell the security, but will consider whether such action is appropriate.

     Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit, and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.



LEVERAGE RISKS

     O Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

LIQUIDITY RISKS

     o Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

     o OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

FUNDAMENTAL INVESTMENT POLICIES

     Under normal circumstances, the Fund will be invested so that at least 80% of its net assets are invested in obligations, the interest from which is exempt from federal regular income tax (excluding federal alternative minimum tax for individuals and corporations). This policy is fundamental and cannot be changed without shareholder approval.



INVESTMENT LIMITATIONS

BUYING ON MARGIN

     The Fund will not purchase any securities on margin, other than in connection with the purchase and sale of financial futures, but may obtain such short-term credits as are necessary for clearance of transactions.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

     The Fund will not issue senior securities except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.

PLEDGING ASSETS

     The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the borrowing. Margin deposits for the purchase and sale of financial futures contracts and related options are not deemed to be a pledge.

DIVERSIFICATION OF INVESTMENTS

     With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by U.S. government securities if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer or the Fund would own more than 10% of the outstanding voting securities of that issuer.

INVESTING IN REAL ESTATE

     The Fund will not buy or sell real estate, including limited partnership interests in real estate, although it may invest in municipal securities which are secured by real estate or interests in real estate.

INVESTING IN COMMODITIES

     The Fund will not purchase or sell commodities, except that the Fund may purchase and sell financial futures contracts and related options to the extent that obligations under such contracts or transactions represent not more than 20% of the Fund's total assets.

UNDERWRITING

     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment objective, policies and limitations.

CONCENTRATION OF INVESTMENTS

     The Fund will not generally invest 25% or more of the value of its total assets in any one industry. Governmental issuers of municipal securities are not considered part of any "industry." The Fund may invest more than 25% of the value of its total assets in a broader segment of the municipal securities market, such as revenue obligations of hospitals and other health care facilities, housing agency revenue obligations, or airport revenue obligations. In addition, for temporary defensive purposes, the Fund may invest 25% or more of the value of its total assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.



     The above limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.



INVESTING IN ILLIQUID SECURITIES

     The Fund will not invest more than 15% of its net assets in illiquid obligations, including repurchase agreements providing for settlement in more than seven days after notice, and certain restricted securities.

LENDING CASH OR SECURITIES

     The Fund will not lend any of its assets except that it may acquire publicly or non-publicly issued municipal bonds or temporary investments or enter into repurchase agreements in accordance with its investment objective, policies, and limitations.

     Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

     The Fund does not expect to borrow money or pledge securities during the coming fiscal year.

     The Fund will not sell any securities short, other than in connection with the purchase and sale of financial futures, but may obtain such short-term credits as are necessary for clearance of transactions.

     For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

     for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

     in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

     for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

     for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

     for all other securities, at fair value as determined in good faith by the Board.

     Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

     The Fund values futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.

TRADING IN FOREIGN SECURITIES

     Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?

     The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

     The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

REDUCING OR ELIMINATING THE FRONT-END SALES CHARGE
You can eliminate the applicable front-end sales charge, as follows.

QUANTITY DISCOUNTS



     Larger purchases of the same Share class eliminate the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse, and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

ACCUMULATED PURCHASES

     If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.

CONCURRENT PURCHASES

     You can combine concurrent purchases of the same Share class of two or more Federated Funds in calculating the applicable sales charge.

LETTER OF INTENT

     You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13 month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

REINVESTMENT PRIVILEGE

     You may reinvest, within 120 days, your Share redemption proceeds at the next determined NAV, without any sales charge.

PURCHASES BY AFFILIATES OF THE FUND

     The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:

     o the Directors, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates;

     o Employees of State Street Bank Pittsburgh who started their employment on January 1, 1998, and were employees of Federated Investors, Inc. (Federated) on December 31, 1997;

     o any associated person of an investment dealer who has a sales agreement with the Distributor; and

o       trusts, pension or profit-sharing plans for these individuals.

FEDERATED LIFE MEMBERS

     Shareholders of the Fund known as "Federated Life Members" are exempt from paying any front-end sales charge. These shareholders joined the Fund originally:

     o through the "Liberty Account," an account for Liberty Family of Funds shareholders on February 28, 1987 (the Liberty Account and Liberty Family of Funds are no longer marketed); or

     o as Liberty Account shareholders by investing through an affinity group prior to August 1, 1987.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

     These reductions or eliminations are offered because no sales commissions have been advanced to the investment professional selling shares, the shareholder has already paid a Contingent Deferred Sales Charge (CDSC), or nominal sales efforts are associated with the original purchase of Shares.

     Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

     o following the death or post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;

     o representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70-1/2;

     o representing a total or partial distribution from a qualified plan. A total or partial distribution does not include an account transfer, rollover or other redemption made for purposes of reinvestment. A qualified plan does not include an Individual Retirement Account, Keogh Plan, or a custodial account, following retirement;

     o which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements;

     o of Shares that represent a reinvestment within 120 days of a previous redemption;

     o of Shares held by the Directors, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons; and

     o of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities.



HOW IS THE FUND SOLD?

     Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES



     The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.

RULE 12B-1 PLAN

     As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. Also, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

     The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

     For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES

     The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

     Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

     Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.



     When an investment professional's customer purchases shares, the investment professional may receive:

     o an amount equal to 0.50% of the NAV of Class A Shares under certain qualified retirement plans as approved by the Distributor. (Such payments are subject to a reclaim from the investment professional should the assets leave the program within 12 months after purchase.)

     o an amount on the NAV of Class F Shares purchased as follows: up to 1% on purchases below $2 million; 0.50% on purchases from $2 million but below $5 million; and 0.25% on purchases of $5 million or more.

     In addition, the Distributor may pay investment professionals 0.25% of the purchase price of $1 million or more of Class A and Class F Shares that its customer has not redeemed over the first year.

CLASS A SHARES



     Investment professionals purchasing Class A Shares for their customers are eligible to receive an advance payment from the Distributor based on the following breakpoints:

AMOUNT                  ADVANCE PAYMENTS AS A PERCENTAGE OF PUBLIC
                        OFFERING PRICE

First $1 - $5           0.75%
million
---------------------
Next $5 - $20           0.50%
million
---------------------
Over $20 million        0.25%

---------------------

     For accounts with assets over $1 million, the dealer advance payments resets annually to the first breakpoint on the anniversary of the first purchase.


     Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance payments will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer advance payments. Certain retirement accounts may not be eligible for this program.

     A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase. The CDSC does not apply under certain investment programs where the investment professional does not receive an advance payment on the transaction including, but not limited to, trust accounts and wrap programs where the investor pays an account level fee for investment management.

CLASS F SHARES

     Investment professionals purchasing Class F Shares for their customers are eligible to receive an advance payment from the distributor of 0.25% of the purchase price.

EXCHANGING SECURITIES FOR SHARES

     You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

     Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.



REDEMPTION IN KIND

     Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

     Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

     Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

     Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS



     Each share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All Shares of the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

     Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Corporation's outstanding shares of all series entitled to vote.

     As of January 6, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class A Shares: BHC Securities Inc., Philadelphia, PA, owned approximately 672,100 shares (9.47%); Carter Jones Lumber Co., Kent, OH, owned approximately 467,595 shares (6.59%); Donaldson Lufkin Jenrette Securities Corporation Inc., Jersey City, NJ, owned approximately 422,366 shares (5.95%); and MLPF&S for the sole benefit of its customers, Jacksonville, FL, owned approximately 410,490 shares (5.78%).

     As of January 6, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class F Shares: Medical Manager Corp., Tampa, FL, owned approximately 1,747,101 shares (44.26%); and MLPF&S for the sole benefit of its customers, Jacksonville, FL, owned approximately 502,439 shares (12.73%).

     Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

FEDERAL INCOME TAX

     The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.



     The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Corporation's other portfolios will be separate from those realized by the Fund.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF DIRECTORS



     The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birthdate, present position(s) held with the Corporation, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Director from the Corporation for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Corporation is comprised of three funds and the Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

     As of January 6, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Class A Shares and Class F Shares.

     An asterisk (*) denotes a Director who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.






NAME
BIRTHDATE                                                                     AGGREGATE       TOTAL
ADDRESS                                                                       COMPENSATION    COMPENSATION
POSITION WITH                PRINCIPAL OCCUPATIONS                            FROM            FROM CORPORATION
CORPORATION                  FOR PAST 5 YEARS                                 CORPORATION     AND FUND COMPLEX
------------------------

JOHN F. DONAHUE*+            Chief Executive Officer and Director or                   $0     $0 for the
Birthdate: July 28, 1924     Trustee of the Federated Fund Complex;                           Corporation and
Federated Investors          Chairman and Director, Federated Investors,                      54 other
Tower                        Inc.; Chairman and Trustee, Federated                            investment
1001 Liberty Avenue          Advisers, Federated Management, and                              companies
Pittsburgh, PA               Federated Research; Chairman and Director,                       in the Fund
CHAIRMAN AND DIRECTOR        Federated Research Corp., and Federated                          Complex
                             Global Research Corp.; Chairman, Passport
                             Research, Ltd.

-------------------------
THOMAS G. BIGLEY             Director or Trustee of the Federated Fund            $688.14     $113,860.22 for
Birthdate: February 3,       Complex; Director, Member of Executive                           the
1934                         Committee, Children's Hospital of                                Corporation and
15 Old Timber Trail          Pittsburgh; formerly: Senior Partner, Ernst                      54 other
Pittsburgh, PA               & Young LLP; Director, MED 3000 Group,                           investment
DIRECTOR                     Inc.; Director, Member of Executive                              companies
                             Committee, University of Pittsburgh.                             in the Fund
                                                                                              Complex

-------------------------
JOHN T. CONROY, JR.          Director or Trustee of the Federated Fund            $757.08     $125,264.48for
Birthdate: June 23, 1937     Complex; President, Investment Properties                        the
Wood/IPC Commercial          Corporation; Senior Vice President,                              Corporation and
Dept.                        John R. Wood and Associates, Inc.,                               54 other
John R. Wood                 Realtors; Partner or Trustee in private                          investment
Associates, Inc.             real estate ventures in Southwest Florida;                       companies
Realtors                     formerly: President, Naples Property                             in the Fund
3255 Tamiami Trial           Management, Inc. and Northgate Village                           Complex
North Naples, FL             Development Corporation.

DIRECTOR

-------------------------
NICHOLAS CONSTANTAKIS        Director or Trustee of the Federated Fund            $688.14     $47,958.02for
Birthdate: September 3,      Complex; formerly: Partner, Andersen                             the
1939                         Worldwide SC.                                                    Corporation and
175 Woodshire Drive                                                                           29 other
Pittsburgh, PA                                                                                investment
DIRECTOR                                                                                      companies
                                                                                              in the Fund
                                                                                              Complex

-------------------------
WILLIAM J. COPELAND          Director or Trustee of the Federated Fund            $757.08     $125,264.48 for
Birthdate: July 4, 1918      Complex; Director and Member of the                              the
One PNC Plaza-23rd Floor     Executive Committee, Michael Baker, Inc.;                        Corporation and
Pittsburgh, PA               formerly: Vice Chairman and Director, PNC                        54 other
DIRECTOR                     Bank, N.A., and PNC Bank Corp.; Director,                        investment
                             Ryan Homes, Inc.                                                 companies
                                                                                              in the Fund

                             Previous Positions: Director, United                             Complex
                             Refinery; Director, Forbes Fund; Chairman,
                             Pittsburgh Foundation; Chairman, Pittsburgh

                             Civic Light Opera.

-------------------------
JAMES E. DOWD, ESQ.          Director or Trustee of the Federated Fund            $757.08     $125,264.48for
Birthdate: May 18, 1922      Complex; Attorney-at-law; Director, The                          the
571 Hayward Mill Road        Emerging Germany Fund, Inc.                                      Corporation and
Concord, MA                                                                                   54 other
DIRECTOR                     Previous Positions: President, Boston Stock                      investment

                             Exchange, Inc.; Regional Administrator,                          companies
                             United States Securities and Exchange                            in the Fund
                             Commission.                                                      Complex

-------------------------
LAWRENCE D. ELLIS, M.D.*     Director or Trustee of the Federated Fund            $688.14     $113,860.22 for
Birthdate: October 11,       Complex; Professor of Medicine, University                       the
1932                         of Pittsburgh; Medical Director, University                      Corporation and
3471 Fifth Avenue            of Pittsburgh Medical Center - Downtown;                         54 other
Suite 1111                   Hematologist, Oncologist, and Internist,                         investment
Pittsburgh, PA               University of Pittsburgh Medical Center;                         companies
DIRECTOR                     Member, National Board of Trustees,                              in the Fund
                             Leukemia Society of America.                                     Complex

-------------------------
EDWARD L. FLAHERTY,          Director or Trustee of the Federated Fund            $757.08     $125,264.48 for
JR., ESQ. #                  Complex; Attorney, of Counsel, Miller,                           the
Birthdate: June 18, 1924     Ament, Henny & Kochuba; Director Emeritus,                       Corporation and
Miller, Ament, Henny &       Eat'N Park Restaurants, Inc.; formerly:                          54 other
Kochuba                      Counsel, Horizon Financial, F.A., Western                        investment
205 Ross Street              Region; Partner, Meyer and Flaherty.                             companies
Pittsburgh, PA                                                                                in the Fund
DIRECTOR                                                                                      Complex
-------------------------
PETER E. MADDEN              Director or Trustee of the Federated Fund            $688.14     $113,860.22 for
Birthdate: March 16,         Complex; formerly: Representative,                               the
1942                         Commonwealth of Massachusetts General                            Corporation and
One Royal Palm Way           Court; President, State Street Bank and                          54 other
100 Royal Palm Way           Trust Company and State Street Corporation.                      investment
Palm Beach, FL                                                                                companies
DIRECTOR                     Previous Positions: Director, VISA USA and                       in the Fund
                             VISA International; Chairman and Director,                       Complex
                             Massachusetts Bankers Association;

                             Director, Depository Trust Corporation.

-------------------------
CHARLES F. MANSFIELD,        Director or Trustee of some of the                        $0     $0 for the
JR.++                        Federated Funds; Management Consultant.                          Corporation and
Birthdate: April 10,                                                                          25 other
1945                         Previous Positions: Chief Executive                              investment
80 South Road                Officer, PBTC International Bank; Chief                          companies
Westhampton Beach, NY        Financial Officer of Retail Banking Sector,                      in the Fund
DIRECTOR                     Chase Manhattan Bank; Senior Vice                                Complex
                             President, Marine Midland Bank; Vice
                             President, Citibank; Assistant Professor of
                             Banking and Finance, Frank G. Zarb School
                             of Business, Hofstra University.

-------------------------
JOHN E. MURRAY, JR.,         Director or Trustee of the Federated Fund            $688.14     $113,860.22 for
J.D., S.J.D.                 Complex; President, Law Professor, Duquesne                      the
Birthdate: December 20,      University; Consulting Partner, Mollica &                        Corporation and
1932                         Murray.                                                          54 other
President, Duquesne                                                                           investment
University                   Previous Positions: Dean and Professor of                        companies
Pittsburgh, PA               Law, University of Pittsburgh School of                          in the Fund
DIRECTOR                     Law; Dean and Professor of Law, Villanova                        Complex
                             University School of Law.

-------------------------
WESLEY W. POSVAR             Director or Trustee of the Federated Fund            $688.14     $113,860.22 for
Birthdate: September         Complex; President, World Society of                             the
14, 1925                     Ekistics (metropolitan planning), Athens;                        Corporation and
1202 Cathedral of            Professor, International Politics;                               54 other
Learning                     Management Consultant; Trustee, Carnegie                         investment
University of Pittsburgh     Endowment for International Peace, RAND                          companies
Pittsbugh, PA                Corporation, Online Computer Library                             in the Fund
DIRECTOR                     Center, Inc., National Defense University                        Complex
                             and U.S. Space Foundation; President
                             Emeritus, University of Pittsburgh;
                             Founding Chairman, National Advisory
                             Council for Environmental Policy and
                             Technology, Federal Emergency Management
                             Advisory Board; Trustee, Czech Management

                             Center, Prague.

                             Previous Positions: Professor, United
                             States Military Academy; Professor, United
                             States Air Force Academy.

-------------------------
MARJORIE P. SMUTS            Director or Trustee of the Federated Fund            $688.14     $113,860.22 for
Birthdate: June 21, 1935     Complex; Public                                                  the
4905 Bayard Street           Relations/Marketing/Conference Planning.                         Corporation and
Pittsburgh, PA                                                                                54 other
DIRECTOR                     Previous Positions: National Spokesperson,                       investment
                             Aluminum Company of America; business owner.                     companies
                                                                                              in the Fund
                                                                                              Complex

-------------------------
J. CHRISTOPHER DONAHUE+      President or Executive Vice President of                  $0     $0 for the
Birthdate: April 11,         the Federated Fund Complex; Director or                          Corporation and
1949                         Trustee of some of the Funds in the                              16 other
Federated Investors          Federated Fund Complex; President and                            investment
Tower                        Director, Federated Investors, Inc.;                             companies
1001 Liberty Avenue          President and Trustee, Federated Advisers,                       in the Fund
Pittsburgh, PA               Federated Management, and Federated                              Complex
EXECUTIVE VICE PRESIDENT     Research; President and Director, Federated
                             Research Corp. and Federated Global
                             Research Corp.; President, Passport
                             Research, Ltd.; Trustee, Federated
                             Shareholder Services Company; Director,
                             Federated Services Company.

-------------------------




EDWARD C. GONZALES           Trustee or Director of some of the Funds in               $0     $0 for the
Birthdate: October 22,       the Federated Fund Complex; President,                           Corporation and
1930                         Executive Vice President and Treasurer of                        1 other
Federated Investors          some of the Funds in the Federated Fund                          investment
Tower                        Complex; Vice Chairman, Federated                                company
1001 Liberty Avenue          Investors, Inc.; Vice President, Federated                       in the Fund
Pittsburgh, PA               Advisers, Federated Management, Federated                        Complex
EXECUTIVE VICE PRESIDENT     Research, Federated Research Corp.,
                             Federated Global Research Corp. and
                             Passport Research, Ltd.; Executive Vice
                             President and Director, Federated
                             Securities Corp.; Trustee, Federated
                             Shareholder Services Company.

-------------------------
JOHN W. MCGONIGLE            Executive Vice President and Secretary of                 $0     $0 for the
Birthdate: October 26,       the Federated Fund Complex; Executive Vice                       Corporation and
1938                         President, Secretary, and Director,                              54 other
Federated Investors          Federated Investors, Inc.; Trustee,                              investment
Tower                        Federated Advisers, Federated Management,                        companies
1001 Liberty Avenue          and Federated Research; Director, Federated                      in the Fund
Pittsburgh, PA               Research Corp. and Federated Global                              Complex
EXECUTIVE VICE               Research Corp.; Director, Federated
PRESIDENT AND SECRETARY      Services Company; Director, Federated
                             Securities Corp.

-------------------------
RICHARD J. THOMAS            Treasurer of the Federated Fund Complex;                  $0     $0 for the
Birthdate:  June 17,         Vice President - Funds Financial Services                        Corporation and
1954                         Division, Federated Investors, Inc.;                             54 other
Federated Investors          Formerly: various management positions                           investment
Tower                        within Funds Financial Services Division of                      companies
1001 Liberty Avenue          Federated Investors, Inc.                                        in the Fund
Pittsburgh, PA                                                                                Complex
TREASURER

-------------------------
RICHARD B. FISHER*           President or Vice President of some of the                $0     $0 for the
Birthdate: May 17, 1923      Funds in the Federated Fund Complex;                             Corporation and
Federated Investors          Director or Trustee of some of the Funds in                      6 other
Tower                        the Federated Fund Complex; Executive Vice                       investment
1001 Liberty Avenue          President, Federated Investors, Inc.;                            companies
Pittsburgh, PA               Chairman and Director, Federated Securities                      in the Fund
PRESIDENT AND DIRECTOR       Corp.                                                            Complex
-------------------------
WILLIAM D. DAWSON, III       Chief Investment Officer of this Fund and                 $0     $0 for the
Birthdate: March 3, 1949     various other Funds in the Federated Fund                        Corporation and
Federated Investors          Complex; Executive Vice President,                               41 other
Tower                        Federated Investment Counseling, Federated                       investment
1001 Liberty Avenue          Global Research Corp., Federated Advisers,                       companies
Pittsburgh, PA               Federated Management, Federated Research,                        in the Fund
CHIEF INVESTMENT OFFICER     and Passport Research, Ltd.; Registered                          Complex
                             Representative, Federated Securities Corp.;
                             Portfolio Manager, Federated Administrative
                             Services; Vice President, Federated
                             Investors, Inc.; Formerly: Executive Vice
                             President and Senior Vice President,
                             Federated Investment Counseling
                             Institutional Portfolio Management Services
                             Division; Senior Vice President, Federated
                             Research Corp., Federated Advisers,
                             Federated Management, Federated Research,
                             and Passport Research, Ltd.

-------------------------
JOSEPH M. BALESTRINO         Joseph M. Balestrino is Vice President of                 $0     $0 for the
Birthdate: November 3,       the Corporation.  Mr. Balestrino joined                          Corporation and
1954                         Federated Investors, Inc. or its                                 3 other
Federated Investors          predecessor in 1986 and has been a Senior                        investment
Tower                        Portfolio Manager  and Senior Vice                               companies
1001 Liberty Avenue          President of the Fund's investment adviser                       in the Fund
Pittsburgh, PA               since 1998.  He was a Portfolio Manager and                      Complex
VICE PRESIDENT               a Vice President of the Fund's investment
                             adviser from 1995 to 1998.  Mr. Balestrino
                             served as a Portfolio Manager and an
                             Assistant Vice President of the investment
                             adviser from 1993 to 1995.  Mr. Balestrino
                             is a Chartered Financial Analyst and
                             received his Master's Degree in Urban and
                             Regional Planning from the University of
                             Pittsburgh.

-------------------------
JEFF A. KOZEMCHAK            Jeff A. Kozemchak has been the Fund's                     $0     $0 for the
Birthdate:  January 15,      portfolio manager since January 1997. He is                      Corporation and
1960                         Vice President of the Corporation. Mr.                           3 other
Federated Investors          Kozemchak joined Federated Investors, Inc.                       investment
Tower                        or its predecessor in 1987 and has been a                        companies
1001 Liberty Avenue          Senior Portfolio Manager since 1996 and a                        in the Fund
Pittsburgh, PA               Senior Vice President of the Fund's                              Complex
VICE PRESIDENT               investment adviser since 1999.  He was a
                             Portfolio Manager and a Vice President of
                             the Fund's investment adviser from 1993 to
                             1998. Mr. Kozemchak is a Chartered
                             Financial Analyst and received his M.S. in
                             Industrial Administration from Carnegie
                             Mellon University in 1987.

     + Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Corporation.

     ++ Mr. Mansfield became a member of the Board of Directors on January 1, 1999. He did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year. He did not receive any fees as of the fiscal year end of the Fund.



INVESTMENT ADVISER

     The Adviser conducts investment research and makes investment decisions for the Fund.

     The Adviser is a wholly-owned subsidiary of Federated.

     The Adviser shall not be liable to the Corporation, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.

OTHER RELATED SERVICES

     Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

     When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

RESEARCH SERVICES



     Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

     Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.



ADMINISTRATOR

     Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

MAXIMUM ADMINISTRATIVE     AVERAGE AGGREGATE DAILY NET ASSETS OF THE FEDERATED
FEE                             FUNDS
0.150 of 1%                     on the first $250 million

-------------------------
0.125 of 1%                     on the next $250 million
-------------------------
0.100 of 1%                     on the next $250 million
-------------------------
0.075 of 1%                     on assets in excess of $750 million
-------------------------

     The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.


     Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

     State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

     Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS

Deloitte & Touche LLP is the independent public accountant for the Fund.

FEES PAID BY THE FUND FOR SERVICES

FOR THE YEAR ENDED NOVEMBER 30,        1998                 1997          1996
Advisory Fee Earned                $368,391             $333,392      $381,182
---------------------------------
Advisory Fee Reduction             $368,391             $333,392      $381,182
---------------------------------
Brokerage Commissions                    $0                   $0            $0
---------------------------------
Administrative Fee                 $155,000             $155,000      $155,001
---------------------------------
12b-1 Fee

---------------------------------
   Class A Shares                  $169,442

---------------------------------
   Class F Shares                        $0

---------------------------------
Shareholder Services Fee

---------------------------------
   Class A Shares                   169,422

---------------------------------
   Class F Shares                   $60,829

---------------------------------

     Fees are allocated among Classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable Class of Shares.





HOW DOES THE FUND MEASURE PERFORMANCE?

     The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information. Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

     Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

     Total returns given for the one- and five-year and since inception periods ended November 30, 1998.

     Yield, Effective Yield and Tax-Equivalent Yield given for the 30-day period ended November 30, 1998.



                       30-Day

CLASS A SHARES         Period            1 Year     5 Years   Since Inception*
Total Return             NA               3.88%      3.84%      3.89%
Yield                   3.57%              NA         NA         NA
Tax-Equivalent Yield    5.91%              NA         NA         NA
                       30-Day

CLASS F SHARES         Period            1 Year     5 Years   Since Inception*
Total Return             NA               4.21%      4.28%      4.32%
Yield                   3.86%              NA         NA         NA
Tax-Equivalent Yield    6.39%              NA         NA         NA
Inception date for Class A and Class F Shares was September 1, 1993.



TOTAL RETURN

     Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

     The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

     The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a thirty-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.



     To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE

     Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.




TAX EQUIVALENCY TABLE

TAXABLE YIELD EQUIVALENT FOR 1999 MULTISTATE MUNICIPAL FUND

FEDERAL INCOME TAX BRACKET:      15.00%         28.00%         31.00%        36.00%       39.60%
Joint Return                   $1-43,050 $43,051-104,05$104,051-158,550$158,551-283,150     Over
                                                                                         283,150
Single Return                  $1-25,750 $25,751-62,450$62,451-130,250 $130,251-283,150     Over
                                                                                         283,150
TAX EXEMPT YIELD:              TAXABLE YIELD EQUIVALENT:

--------------------------------
1.00%                             1.18%          1.39%          1.45%         1.56%        1.66%
1.50%                             1.76%          2.08%          2.17%         2.34%        2.48%
2.00%                             2.35%          2.78%          2.90%         3.13%        3.31%
2.50%                             2.94%          3.47%          3.62%         3.91%        4.14%
3.00%                             3.53%          4.17%          4.35%         4.69%        4.97%
3.50%                             4.12%          4.86%          5.07%         5.47%        5.79%
4.00%                             4.71%          5.56%          5.80%         6.25%        6.62%
4.50%                             5.29%          6.25%          6.52%         7.03%        7.45%
5.00%                             5.88%          6.94%          7.25%         7.81%        8.28%
5.50%                             6.47%          7.64%          7.97%         8.59%        9.11%
6.00%                             7.06%          8.33%          8.70%         9.38%        9.93%
6.50%                             7.65%          9.03%          9.42%        10.16%       10.76%
7.00%                             8.24%          9.72%         10.14%        10.94%       11.59%
7.50%                             8.82%         10.42%         10.87%        11.72%       12.42%
8.00%                             9.41%         11.11%         11.59%        12.50%       13.25%
--------------------------------




     NOTE: THE MAXIMUM MARGINAL TAX RATE FOR EACH BRACKET WAS USED IN CALCULATING THE TAXABLE YIELD EQUIVALENT.



PERFORMANCE COMPARISONS

Advertising and sales literature may include:

     o references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

     o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

     o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

     o information about the mutual fund industry from sources such as the Investment Company Institute.

     The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

     The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

     You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

LEHMAN BROTHERS THREE-YEAR STATE GENERAL OBLIGATION BONDS

     An index comprised of all state general obligation debt issues with maturities between two and four years. These bonds are rated A or better and represent a variety of coupon ranges. Index figures are total returns calculated for one, three and twelve month periods as well as year-to-date. Total returns are also calculated as of the index inception, December 31, 1979.

LIPPER ANALYTICAL SERVICES, INC.

     Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.

MORNINGSTAR, INC.

     An independent rating service, is the publisher of the bi-weekly MUTUAL FUND VALUES, which rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

WHO IS FEDERATED INVESTORS, INC.?

     Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

     Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.



FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS

     In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS

     In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS

     In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $209 billion.

GOVERNMENT FUNDS

     In the government sector, as of December 31, 1998, Federated manages 9 mortgage-backed, 5 government/ agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage-backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS

     In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

     The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -

     William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

     Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

     Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:



INSTITUTIONAL CLIENTS

     Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

     Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

     Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

FINANCIAL INFORMATION



     The Financial Statements for the Fund for the fiscal year ended November 30, 1998 are incorporated herein by reference to the Annual Report to Shareholders of Federated Limited Term Municipal Fund dated November 30, 1998.

INVESTMENT RATINGS

APPENDIX

STANDARD & POOR'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS

     A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

     SP-1Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2Satisfactory capacity to pay principal and interest.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS

     S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-l+, AA/A-I+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

COMMERCIAL PAPER (CP) RATINGS

     An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

     A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

LONG-TERM DEBT RATINGS

     AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

     A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

MOODY'S INVESTORS SERVICE, INC., SHORT-TERM MUNICIPAL OBLIGATION RATINGS

     Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

     MIG1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

     MIG2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS

     Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

COMMERCIAL PAPER (CP) RATINGS

     P-1 Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

     P-2 Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

LONG-TERM DEBT RATINGS

     Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     NR Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

     NR(1) The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

     NR(2) The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

     NR(3) The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

FITCH INVESTORS SERVICE, L.P. SHORT-TERM DEBT RATING DEFINITIONS

     F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

     F-2 Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

ADDRESSES

FEDERATED LIMITED TERM MUNICIPAL FUND

Class A Shares

Class F Shares

Federated Investors Fund
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Advisers
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 8600

Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600



INDEPENDENT PUBLIC ACCOUNTANTS

Deloitte & Touche LLP
125 Summer Street
Boston, MA 02110-1617


PROSPECTUS

Federated Strategic Income Fund
A Portfolio of Fixed Income Securities, Inc.

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES



A mutual fund seeking a high level of current income by investing primarily in three categories of fixed income securities: domestic investment grade, domestic noninvestment grade corporate and foreign.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

January 31, 1999

CONTENTS

Risk/Return Summary   1
What are the Fund's Fees and Expenses?  3
What are the Fund's Investment Strategies?  4
What are the Principal Securities
in Which the Fund Invests?  6

What are the Specific Risks of Investing in the Fund?  8
What do Shares Cost?  10

How is the Fund Sold?  12
How to Purchase Shares  12

How to Redeem and Exchange Shares   14
Account and Share Information  16

Who Manages the Fund?  17
Financial Information   19

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to seek a high level of current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?



The Fund allocates the portfolio among three categories of fixed income securities: domestic investment grade (including U.S. government, mortage backed and corporate), domestic noninvestment grade corporate and foreign. Based upon historical returns, the adviser expects the three categories of investments to have different returns and risks under similar market conditions. The adviser relies on the differences in the expected performance of each category to manage risks by allocating the Fund's portfolio among the three categories. The adviser also seeks to enhance the Fund's performance by allocating more of its portfolio to the category that the adviser expects to offer the best balance between risk and return. While the Fund's portfolio usually includes securities from all three categories, the Fund limits the amount it may invest in a single category to 50% of assets.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

* a change in prevailing interest rates,

* defaults or an increase in the risk of defaults on portfolio securities,
* early redemptions or prepayments of portfolio securities, and
* fluctuations in the exchange rate between the U.S. dollar and foreign currencies.

Fixed income securities rated below investment grade, also known as junk bonds, generally entail greater risks than investment grade fixed income securities. An investment in the Fund involves additional risks such as liquidity risks, sector risks, currency risks, and risks of foreign investing.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance
Corporation, the Federal Reserve Board, or any other government agency.


RISK/RETURN BAR CHART AND TABLE



     [The graphic presentation displayed here consists of a bar chart representing the annual total returns of Federated Strategic Income Fund's Class A Shares as of the calendar year-end for each of four years.

     The "y" axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 4% up to 20.00%.

     The "x" axis represents calculation periods from the first full calendar year end of the Fund through the calendar year ended December 31, 1998. The light gray shaded chart features four distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentages for the Class A Shares of Federated Strategic Income Fund for each calendar year from 1995 through 1998 are stated directly at the top of each respective bar. The percentages noted are: 18.22%, 12.55%, 8.37%, and 2.45%.]



 The bar chart shows the variability of the Fund's Class A Shares actual total return on a calendar year-end basis.



 The Fund's Class A Shares are sold subject to a sales charge (load). The impact of the sales charges are not reflected in the total returns above, and if these amounts were reflected, returns would be less than those shown.


 Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 5.06% (quarter ended March 31, 1995). Its lowest quarterly return was (3.89%) (quarter ended September 30, 1998).



AVERAGE ANNUAL TOTAL RETURN

Average Annual Return for the Fund's Class A, Class B, and Class C Shares, compared to the Lehman Brothers Government/Corporate Bond Index (LBG/CBI) and the Lipper Multi-Sector Income Funds Average (LMSIFA).



                           LIFE OF THE FUND 1   1 YEAR

Class A Shares                    7.51%        (2.18%)
Class B Shares                    7.33%        (3.56%)
Class C Shares                    7.77%         0.76%
LBG/CBI                           8.77%         9.47%
LMSIFA                               -%         1.11%


1 The Fund's Class A, Class B, and Class C start of performance dates were May 4, 1994, July 27, 1995, and May 2, 1994, respectively.

The table shows the Fund's Class A, Class B, and Class C Shares average annual total returns compared to LBG/CBI and the LMSIFA.

Past performance does not necessarily predict future performance. This information provides you with historical performance so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Fees and Expenses?

FEDERATED STRATEGIC INCOME FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Class A Shares, Class B Shares, or Class C Shares.



SHAREHOLDER FEES

Fees Paid Directly From Your Investment                       CLASS A     CLASS B     CLASS C
Maximum Sales Charge (Load) Imposed on Purchases

(as a percentage of offering price)                             4.50%       None        None
Maximum Deferred Sales Charge (Load) (as a percentage of

original purchase price or redemption proceeds, as

applicable)                                                     None        5.50%       1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions) (as a percentage of offering price)   None        None        None

Redemption Fee (as a percentage of amount redeemed, if

applicable)                                                     None        None        None
Exchange Fee                                                    None        None        None

ANNUAL FUND OPERATING EXPENSES (Before Waivers)
1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee 2                                                0.85%       0.85%       0.85%
Distribution (12b-1) Fee                                        None        0.75%       0.75%
Shareholder Services Fee                                        0.25%       0.25%       0.25%
Other Expenses                                                  0.27%       0.27%       0.27%
Total Annual Fund Operating Expenses                            1.37%       2.12% 3     2.12%

1 Although not contractually obligated to do so, the adviser waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended

November 30, 1998.

Waiver of Fund Expenses                                         0.24%       0.24%       0.24%
Total Actual Annual Fund Operating Expenses (after waivers)     1.13%       1.88%       1.88%

2 The adviser voluntarily waived a portion of the management fee.  The adviser can terminate this voluntary waiver at any time.  The management fee paid by the Fund (after the voluntary waiver) was 0.65% for the year ended November 30,1998.

3 Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.



EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class A, B, and C Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class A, B, and C Shares for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown.
The Example also assumes that your investment has a 5% return each year and that the Fund's Class A, B, and C Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



SHARE CLASS                          1 YEAR      3 YEARS     5 YEARS      10 YEARS
CLASS A SHARES
Expenses assuming redemption           $583        $864        $1,166       $2,022
Expenses assuming no redemption        $583        $864        $1,166       $2,022


CLASS B SHARES

Expenses assuming redemption           $765        $1,064      $1,339       $2,261
Expenses assuming no redemption        $215        $  664      $1,139       $2,261


CLASS C SHARES

Expenses assuming redemption           $315        $664        $1,139       $2,452
Expenses assuming no redemption        $215        $664        $1,139       $2,452




What are the Fund's Investment Strategies?



The Fund allocates the portfolio among three categories of fixed income securities: investment grade (including U.S. government, mortgage backed and corporate), domestic noninvestment grade corporate and foreign. In allocating the Fund's portfolio among the three categories, the adviser begins by analyzing a variety of economic and market indicators, such as:



* the current level of global interest rates and the likely direction of changes in interest rates,

* the current state of the global economy and the outlook for future economic activity, and

* the historical returns of each category.



Based on this analysis, the adviser compares the anticipated effects on the performance and risks of each category of securities. The Adviser relies on the differences in the expected performance of each category to manage risks by allocating the Fund's portfolio among the three categories. The adviser also seeks to enhance the Fund's performance by allocating more of its portfolio to the category that the adviser expects to offer the best balance between risk and return. While the Fund's portfolio usually includes securities from all three categories, the Fund limits the amount it may invest in a single category to 50% of assets.

The selection of portfolio securities involves an approach that is specific to each category of fixed income securities. With regard to the selection of domestic investment grade fixed income securities, the adviser analyzes expected trends in corporate earnings to determine the proper mix between U.S. government securities, mortage backed and corporate. The adviser manages the U.S. government securities domestic investment grade portion of the category by analyzing the dollar weighted average duration. Duration measures the price sensitivity of a group of fixed income securities to changes in interest rates. The adviser generally shortens the U.S. government securities' average duration when it expects interest rates to rise and extends the duration when it expects interest rates to fall. The adviser selects U.S. government securities used to lenghten or shorten the portfolio's duration by comparing the returns currently offered by different investments to their historical and expected returns.

Effective March 1, 1999, the Fund may invest in mortgage backed securities primarily by investing in another mutual fund (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. This other mutual fund is managed independently of the Fund and may incur administrative expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Fund may also invest in such securities directly.

In selecting U.S. government mortgage backed securities, the analysis involves a duration evaluation similar to that of the U.S. government securities portion. The analysis also focuses on the expected cash flows from the pool of mortgage obligations supporting the security. To assess the relative returns and risks of these securities, the adviser analyzes how the timing, amount, and division of cash flows from the pool might change in response to changing economic and market conditions.

The adviser uses corporate earnings analysis to determine which business sectors and credit ratings to look for when investing the domestic corporate securities portion of the category. In selecting a domestic corporate fixed income security, the Adviser analyzes the business, competitive position, and financial condition of the issuer to assess whether the security's risk is commensurate with its potential return.

The Fund will invest in domestic noninvestment grade corporate fixed income securities primarily by investing in another mutual fund (which is not available for general investment by the public) advised by an affiliate of the adviser. The other mutual fund is managed independently of the Fund and may incur administrative expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Fund may also invest directly in noninvestment grade corporate securities. Although the selection of domestic noninvestment grade corporate securities involves the same factors as investment grade securities, the Adviser gives greater emphasis to its analysis of the issuer.

With regard to the foreign fixed income securities allocation, the Fund invests in foreign government and corporate debt obligations. The securities may be denominated in foreign currency or in U.S. dollars. The adviser looks primarily for securities offering higher interest rates. The adviser attempts to manage the risks of these securities in two ways: first, by investing the foreign security portion of the portfolio in a large number of securities from a wide range of foreign countries, and second, by allocating this portion of the portfolio among countries whose markets, based on historical analysis, respond differently to changes in the global economy.

In implementing this strategy, the adviser also invests a portion of the foreign securities allocation in emerging market countries. Many emerging market countries issue securities rated below investment grade. The Fund may invest up to 80% of its foreign securities portfolio in emerging markets, with the balance invested in developed markets.



The adviser weighs several factors in selecting investments for the portfolio. First, the adviser analyzes a country's general economic condition and outlook, including its interest rates, foreign exchange rates and current account balance. The adviser then analyzes the country's financial condition, including its credit ratings, government budget, tax base, outstanding public debt and the amount of public debt held outside the country. In connection with this analysis, the adviser also considers how developments in other countries in the region or the world might affect these factors. Using its analysis, the adviser tries to identify countries with favorable characteristics, such as a strengthening economy, favorable inflation rate, sound budget policy or strong public commitment to repay government debt. The adviser then analyzes the business, competitive position, and financial condition of the issuer to assess whether the security's risk is commensurate with its potential return.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which the Fund invests.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The credit risks of corporate debt securities vary widely among issuers.

FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

* it is organized under the laws of, or has a principal office located in, another country;

* the principal trading market for its securities is in another country; or

* it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country. Foreign securities are often denominated in foreign currencies. Along with the risks normally associated with domestic fixed income securities, foreign securities are subject to currency risks and risks of foreign investing.

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States. Investors regard treasury securities as having the lowest credit risks.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.
Investors regard agency securities as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

MORTGAGE BACKED SECURITIES



Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.



Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

CREDIT ENHANCEMENT



Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser may evaluate the credit risk of a fixed income security based solely upon its credit enhancement.

INVESTMENT RATINGS

The Fund will base its determination of whether a security is investment grade upon the credit ratings given by one or more nationally recognized rating services. If a security is rated by more than one rating service, the adviser may rely on whichever ratings it deems most indicative of the security's credit quality. The Fund may also invest in securities that have not received a credit rating. In this case, the adviser will determine whether the security's quality is comparable to investment grade.

What are the Specific Risks of Investing in the Fund?

BOND MARKET RISKS

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.
Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

CALL AND PREPAYMENT RISKS

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below it's current market price. An increase in the likelihood of a call may reduce the security's price.

Most obligations supporting mortgage backed and asset backed securities can be prepaid at any time without penalty. For example, homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates.

As a result, increases in prepayments of high interest rate mortgage backed or asset backed securities, or decreases in prepayments of lower interest rate mortgage backed or asset backed securities, may reduce their yield and price. This relationship between interest rates and debt prepayments makes the price of most mortgage backed and asset backed securities more volatile than most other types of fixed income securities with comparable credit risks.

If a fixed income security is called or prepaid, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

LIQUIDITY RISKS



Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade, are not widely held or are issued by companies located in emerging markets. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading may also lead to greater price volatility.


SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited. The Fund has no minimum rating requirement for such securities.

CURRENCY RISKS

Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

The adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

RISKS OF FOREIGN INVESTING



Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign countries may have restrictions on foreign ownership or may impose exchange controls, capital flow reductions or repatriation restrictions which could adversely affect the Fund's investments.

Foreign financial markets may have fewer investor protections than domestic markets. For instance, there may be less publicly available information about foreign companies and foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies.



Due to these risk factors, foreign securities may be more volatile and less liquid than similar securities traded in the U.S.

What do Shares Cost?



You can purchase, redeem, or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price).

NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.The Fund's current NAV and public offering price may be found in the mutual funds section of local newspapers under "Federated" and the appropriate class designation listing.



The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

                               MAXIMUM SALES CHARGE

                 MINIMUM

                 INITIAL/                  CONTINGENT
                 SUBSEQUENT    FRONT-END   DEFERRED
                 INVESTMENT    SALES       SALES

SHARES OFFERED   AMOUNTS 1     CHARGE 2    CHARGE 3
Class A          $1,500/$100   4.50%        0.00%
Class B          $1,500/$100   None         5.50%
Class C          $1,500/$100   None         1.00%

1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Orders for $250,000 or more will be invested in Class A Shares instead of Class B Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently. Class B Shares will automatically convert into Class A Shares after eight full years from the purchase date. This conversion is a non-taxable event.

2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

3 See "Sales Charge When You Redeem."

SALES CHARGE WHEN YOU PURCHASE

CLASS A SHARES

                                    Sales Charge
                                    as a Percentage    Sales Charge
                                    of Public          as a Percentage

Purchase Amount                     Offering Price     of NAV
Less than $100,000                  4.50%              4.71%
$100,000 but less than $250,000     3.75%              3.90%
$250,000 but less than $500,000     2.50%              2.56%
$500,000 but less than $1 million   2.00%              2.04%
$1 million or greater 1             0.00%              0.00%

1 A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

THE SALES CHARGE AT PURCHASE MAY BE REDUCED OR ELIMINATED BY:

* purchasing Shares in greater quantities to reduce the applicable sales charge;

* combining concurrent purchases of Shares:
- by you, your spouse, and your children under age 21; or

- of the same share class of two or more Federated Funds (other than money market funds);

* accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or

* signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).

THE SALES CHARGE WILL BE ELIMINATED WHEN YOU PURCHASE SHARES:

* within 120 days of redeeming Shares of an equal or lesser amount;



* by exchanging shares from the same share class of another Federated Fund (other than a money market fund);

* through wrap accounts or other investment programs where you pay the investment professional directly for services;

* through investment professionals that receive no portion of the sales charge;

* as a Federated Life Member (Class A Shares only) and their immediate family members; or

* as a Director or employee of the Fund, the Adviser, the Distributor and their alliliates, and the immediate family members of these individuals.

If your investment qualifies for a reduction or elimination of the sales charge, you or your investment professional should notify the Fund's Distributor, Federated Securities Corp., at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.



SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

CLASS A SHARES



A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

Class B Shares
Shares Held Up To:    CDSC
1 year               5.50%
2 years              4.75%
3 years              4.00%
4 years              3.00%
5 years              2.00%
6 years              1.00%
7 years or more      0.00%

CLASS C SHARES

     You will pay a 1% CDSC if you redeem Shares within one year of the purchase date.

YOU WILL NOT BE CHARGED A CDSC WHEN REDEEMING SHARES:

* purchased with reinvested dividends or capital gains;

* purchased within 120 days of redeeming Shares of an equal or lesser amount;

* that you exchanged into the same share class of another Federated Fund where the shares were held for the applicable CDSC holding period (other than a money market fund);

* purchased through investment professionals that did not receive advanced sales payments; or

* if after you purchase shares you become disabled as defined by the IRS.

IN ADDITION, YOU WILL NOT BE CHARGED A CDSC:

* if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;

* if your redemption is a required retirement plan distribution; or

* upon the death of the last surviving shareholder of the account.

If your redemption qualifies, you or your investment professional should notify the Distributor at the time of redemption to eliminate the CDSC. If the Distributor is not notified, the CDSC will apply.



TO KEEP THE SALES CHARGE AS LOW AS POSSIBLE, THE FUND REDEEMS YOUR SHARES IN THIS ORDER:

* Shares that are not subject to a CDSC;

* Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund); and

* then, the CDSC is calculated using the share price at the time of purchase or redemption, whichever is lower.

How is the Fund Sold?

The Fund offers four share classes: Class A Shares, Class B Shares, Class C Shares, and Class F Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class A Shares, Class B Shares, and Class C Shares. Each share class has different sales charges and other expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor markets the Shares described in this prospectus to individuals directly or through investment professionals. When the Distributor receives sales charges and marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class B Shares and Class C Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.



Where the Fund offers more than one Share Class and you do not specify the Class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check), you automatically will receive Class A Shares.



THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.



Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and
* Send your payment to the Fund by Federal Reserve wire or check.



You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.


BY WIRE

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire

ABA Number 011000028
Attention: EDGEWIRE

Wire Order Number, Dealer Number,
or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM



Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program
(SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.



BY AUTOMATED CLEARINGHOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS



You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL



Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.


DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem or exchange Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.
If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

BY MAIL

You may redeem or exchange Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form. Send requests by mail to:



Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company
1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;
* amount to be redeemed or exchanged;
* signatures of all Shareholders exactly as registered; and
* IF EXCHANGING, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last thirty days;

* a redemption is payable to someone other than the shareholder(s) of record; or

* IF EXCHANGING (TRANSFERRING) into another fund with a different shareholder registration.



A signature guarantee is designed to protect your account from fraud. Obtain a signature gaurantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange mamber. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.



PAYMENT METHODS FOR REDEMPTIONS



Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility;

* or when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.



You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.



REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGES

You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:



* ensure that the account registrations are identical;



* meet any minimum initial investment requirements; and

* receive a prospectus for the fund into which you wish to exchange. An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

SYSTEMATIC WITHDRAWAL PROGRAM (SWP) ON CLASS B SHARES

You will not be charged a CDSC on SWP redemptions if:

* you redeem 12% or less of your account value in a single year;

* your account is at least one year old;

* you reinvest all dividends and capital gains distributions; and

* your account has at least a $10,000 balance when you establish the SWP. (You cannot aggregate multiple Class B Share accounts to meet this minimum balance).

You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem only at a rate of 1% monthly, 3% quarterly, or 6% semi-annually.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends monthly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES



Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.


TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Advisers. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser has delegated daily management of some of the Fund assets to the Sub-Adviser, Federated Global Research Corp., who is paid by the Adviser and not by the Fund, based on the portion of foreign securities the Sub-adviser manages.

THE FUND'S PORTFOLIO MANAGERS ARE:

JOSEPH M. BALESTRINO

Joseph M. Balestrino is the portfolio manager for the Fund and performs the overall allocation of the assets of the Fund among the various asset categories. He has performed these duties since July 1996. He is Vice President of the Corporation. In allocating the Fund's assets, Mr. Balestrino evaluates the market environment and economic outlook in each of the Fund's three major sectors. Mr. Balestrino joined Federated Investors, Inc. or its predecessor in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's investment adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's investment adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the investment adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

The portfolio managers for each of the Fund's individual asset categories are as follows:

MARK E. DURBIANO



Mark E. Durbiano is the co-portfolio manager for the domestic corporate debt category. He has served in this capacity since the Fund's inception. Mr. Durbiano joined Federated Investors, Inc. or its predecessor in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's investment adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's investment adviser. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.


KATHLEEN M. FOODY-MALUS



Kathleen M. Foody-Malus is the portfolio manager for the U.S. government securities category. Ms. Foody-Malus has served in this capacity since March 1995. Ms. Foody-Malus joined Federated Investors, Inc. or its predecessor in 1983 and has been a Senior Portfolio Manager since 1996 and a Vice President of the Fund's investment adviser since 1993. She was a Portfolio Manager from 1993 to 1996. Ms. Foody-Malus served as an Assistant Vice President of the investment adviser from 1990 until 1992. Ms. Foody-Malus received her M.B.A. in Accounting/Finance from the University of Pittsburgh.

Henry A. Frantzen, Drew J. Collins, Robert M. Kowit, and Michael W. Casey, Ph.D. are the co-portfolio managers for the foreign government/ foreign corporate debt categories.

HENRY A. FRANTZEN



Henry A. Frantzen has served in this capacity since November 1995.
Mr. Frantzen joined Federated Investors, Inc. or its predecessor in 1995 as an Executive Vice President of Federated Global Research Corp. Mr. Frantzen is the Chief Investment Officer responsible for the Global and International funds in the Federated Fund Complex. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 until 1995.

DREW J. COLLINS

Drew J. Collins has served in this capacity since November 1995.
Mr. Collins joined Federated Investors, Inc. or its predecessor in 1995 as a Senior Portfolio Manager and a Senior Vice President of the Fund's investment adviser. Mr. Collins served as Vice President/Portfolio Manager of international equity portfolios at Arnhold and Bleichroeder, Inc. from 1994 to 1995. He served as an Assistant Vice President/Portfolio Manager for international equities at the College Retirement Equities Fund from 1986 to 1994. Mr. Collins is a Chartered Financial Analyst and received his M.B.A. in finance from the Wharton School of The University of Pennsylvania.

ROBERT M. KOWIT

Robert M. Kowit has served in this capacity since November 1995. Mr. Kowit joined Federated Investors, Inc. or its predecessor in 1995 as a Senior Portfolio Manager and a Vice President of the Fund's investment adviser. Mr. Kowit served as a Managing Partner of Copernicus Global Asset Management from January 1995 through October 1995. From 1990 to 1994, he served as Senior Vice President/Portfolio Manager of International Fixed Income and Foreign Exchange for John Hancock Advisers. Mr. Kowit received his M.B.A. from Iona College with a concentration in finance.

MICHEAL W. CASEY

Micheal W. Casey, Ph.D. has served in this capacity since January 1997.
Mr. Casey joined Federated Investors, Inc. or its predecessor in 1996 as a Senior Investment Analyst and an Assistant Vice President. Mr. Casey currently serves as a Portfolio Manager and has been a Vice President of the Adviser since 1998. Mr. Casey served as an International Economist and Portfolio Strategist for Maria Fiorini Ramirez Inc. from 1990 to 1996.
Mr. Casey earned a Ph.D. concentrating in economics from The New School for Social Research and a M.Sc. from the London School of Economics.

The Adviser, Federated Global Investment Management Corp., and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.



ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.85% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses. Gross income includes, in general, discount earned on U.S. Treasury bills and agency discount notes, interest earned on all interest-bearing obligations, and dividend income recorded on the ex-dividend date but does not include capital gains or losses or reduction for expenses.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities, will have difficulty determining the Year 2000 readiness of those entities. This is especially true of entities or issuers in emerging markets. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS



The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.
Financial Highlights-Class A Shares
(For a share outstanding throughout each period)



YEAR ENDED NOVEMBER 30                                           1998          1997      1996       1995      1994 1
NET ASSET VALUE, BEGINNING OF PERIOD                            $10.41        $10.47    $10.14     $ 9.54     $10.00
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                                             0.83          0.87 2    0.91       0.82       0.45
Net realized and unrealized gain (loss) on investments and
foreign currency                                                 (0.54)        (0.03)     0.42       0.61      (0.45)
Total from investment operations                                  0.29          0.84      1.33       1.43       0.00
LESS DISTRIBUTIONS:

Distributions from net investment income                         (0.81)        (0.87)    (0.89)     (0.83)     (0.45)
Distributions in excess of net
investment income 3                                              (0.07)           -      (0.03)         -      (0.01)
Distributions from net realized gain on investments and

foreign currency transactions                                    (0.03)        (0.03)    (0.08)         -          -
Total distributions                                              (0.91)        (0.90)    (1.00)     (0.83)     (0.46)
NET ASSET VALUE, END OF PERIOD                                  $ 9.79        $10.41    $10.47     $10.14     $ 9.54
TOTAL RETURN 4                                                    2.94%        8.33%     13.89%     15.64%      0.05%
RATIOS TO AVERAGE NET ASSETS:

Expenses                                                          1.13%        1.10%      1.05%      0.25%      0.25% 5
Net investment income                                             8.12%        8.40%      8.54%      8.68%      8.38% 5
Expense waiver/reimbursement 6                                    0.24%        0.36%      0.98%      5.69% 7    8.87% 5
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)                       $141,065      $58,270    $28,021     $5,089     $2,366
Portfolio turnover                                                  93%          40%        47%       158%        34%


1 Reflects operations for the period from May 4, 1994 (date of initial public investment) to November 30, 1994.

2 Per Share information is based on average shares outstanding.

3 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5  Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

7 The Adviser waived $80,712 of the investment advisory fee and reimbursed other operating expenses of $221,544 which represents 0.85% and 2.33% of average net assets, respectively, to comply with certain state expense limitations. The remainder of the reimbursement was voluntary. This expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated November 30, 1998, which can be obtained free of charge.

Financial Highlights-Class B Shares
(For a share outstanding throughout each period)



YEAR ENDED NOVEMBER 30                                           1998        1997         1996         1995 1
NET ASSET VALUE, BEGINNING OF PERIOD                            $10.40      $10.47       $10.14     $10.00
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                                             0.75        0.79 2       0.83       0.25
Net realized and unrealized gain (loss) on investments and
foreign currency                                                 (0.53)      (0.04)        0.42       0.13
Total from investment operations                                  0.22        0.75         1.25       0.38
LESS DISTRIBUTIONS:

Distributions from net investment income                         (0.73)      (0.79)       (0.83)     (0.24)
Distributions in excess of net investment income 3               (0.07)          -        (0.01)         -
Distributions from net realized gain on investments and

foreign currency transactions                                    (0.03)      (0.03)       (0.08)         -
Total distributions                                              (0.83)      (0.82)       (0.92)     (0.24)
NET ASSET VALUE, END OF PERIOD                                  $ 9.79      $10.40       $10.47     $10.14
TOTAL RETURN 4                                                    2.17%       7.53%       13.03%      5.13%
RATIOS TO AVERAGE NET ASSETS:

Expenses                                                          1.88%       1.85%        1.80%      1.00%  5
Net investment income                                             7.38%       7.67%        7.80%      7.95%  5
Expense waiver/reimbursement 6                                    0.24%       0.37%        0.98%      5.69%  5
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)                       $689,687    $304,746     $120,020     $5,193
Portfolio turnover                                                  93%         40%          47%       158%

1 Reflects operations for the period from July 27, 1995 (date of initial public investment) to November 30, 1995.

2 Per Share information is based on average shares outstanding.

3 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated November 30, 1998, which can be obtained free of charge.

Financial Highlights-Class C Shares
(For a share outstanding throughout each period)



YEAR ENDED NOVEMBER 30                                          1998       1997       1996       1995       1994 1
NET ASSET VALUE, BEGINNING OF PERIOD                           $10.41     $10.47     $10.14     $ 9.54     $10.00
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                                            0.75       0.79 2     0.82       0.74       0.40
Net realized and unrealized gain (loss) on investments and
foreign currency                                                (0.54)     (0.03)      0.43       0.61      (0.44)
Total from investment operations                                 0.21       0.76       1.25       1.35       0.04
LESS DISTRIBUTIONS:

Distributions from net investment income                        (0.73)     (0.79)     (0.80)     (0.75)     (0.40)
Distributions in excess of net
investment income 3                                             (0.07)         -      (0.04)         -      (0.02)
Distributions from net realized gain on investments and

foreign currency transactions                                   (0.03)     (0.03)     (0.08)         -          -
Total distributions                                             (0.83)     (0.82)     (0.92)     (0.75)     (0.42)
NET ASSET VALUE, END OF PERIOD                                 $ 9.79     $10.41     $10.47     $10.14     $ 9.54
TOTAL RETURN 4                                                   2.18%      7.53%     13.05%     14.79%     (0.41)%
RATIOS TO AVERAGE NET ASSETS:

Expenses                                                         1.88%      1.86%      1.80%      1.00%      1.00%  5
Net investment income                                            7.36%      7.69%      7.70%      7.93%      7.99%  5
Expense waiver/reimbursement 6                                   0.24%      0.37%      0.98%      5.69%      8.87%  5
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)                       $73,509    $29,267    $10,481     $2,323     $1,190
Portfolio turnover                                                 93%        40%        47%       158%        34%

1 Reflects operations for the period from May 2, 1994 (date of initial public investment) to November 30, 1994.

2 Per Share information is based on average shares outstanding.

3 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated November 30, 1998, which can be obtained free of charge.

[Graphic]

PROSPECTUS

Federated Strategic Income Fund
A Portfolio of Fixed Income Securities, Inc.

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

January 31, 1999



A Statement of Additional Information (SAI) dated January 31, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's annual and semi-annual reports to shareholders as they become available. The annual report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the annual report, semi-annual report and other information without charge, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call
1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.


 [Graphic]

Federated Strategic Income Fund

 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

 Investment Company Act File No. 811-6447

Cusip 338319700
Cusip 338319866
Cusip 338319809

G01288-01-ABC (1/99)

[Graphic]

PROSPECTUS

Federated Strategic Income Fund
A Portfolio of Fixed Income Securities, Inc.

CLASS F SHARES



A mutual fund seeking a high level of current income by investing primarily in three categories of fixed income securities: domestic investment grade, domestic noninvestment grade corporate and foreign.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.


January 31,  1999

CONTENTS

Risk/Return Summary  1
What are the Fund's Fees and Expenses?  3
What are the Fund's Investment Strategies?  4

What are the Principal Securities in Which the Fund Invests?  6
What are the Specific Risks of Investing in the Fund?  8
What do Shares Cost?  9
How is the Fund Sold?  11
How to Purchase Shares  12
How to Redeem and Exchange Shares   13
Account and Share Information  15
Who Manages the Fund?  16
Financial Information   18

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to seek a high level of current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?



The Fund allocates the portfolio among three categories of fixed income securities: domestic investment grade (including U.S. government, mortgage backed and corporate), domestic noninvestment grade corporate and foreign. Based upon historical returns, the adviser expects the three categories of investments to have different returns and risks under similar market conditions. The adviser relies on the differences in the expected performance of each category to manage risks by allocating the Fund's portfolio among the three categories. The adviser also seeks to enhance the Fund's performance by allocating more of its portfolio to the category that the adviser expects to offer the best balance between risk and return. While the Fund's portfolio usually includes securities from all three categories, the Fund limits the amount it may invest in a single category to 50% of assets.

What are the Main Risks of Investing in the Fund?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

* a change in prevailing interest rates,

* defaults or an increase in the risk of defaults on portfolio securities,
* early redemptions or prepayments of portfolio securities, and
* fluctuations in the exchange rate between the U.S. dollar and foreign currencies.

Fixed income securities rated below investment grade, also known as junk bonds, generally entail greater risks than investment grade fixed income securities. An investment in the Fund involves additional risks such as liquidity risks, sector risks, currency risks, and risks of foreign investing.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance
Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

     [The graphic presentation displayed here consists of a bar chart representing the annual total returns of Federated Strategic Income Fund's Class F Shares as of the calendar year-end for each of four years.

     The "y" axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 4% up to 20.00%.

     The "x" axis represents calculation periods from the first full calendar year end of the Fund through the calendar year ended December 31, 1998. The light gray shaded chart features four distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentages for the Class F Shares of Federated Strategic Income Fund for each calendar year from 1995 through 1998 are stated directly at the top of each respective bar. The percentages noted are: 17.75%, 12.44%, 8.48%, and 2.36%.]


The bar chart shows the variability of the performance of the Fund's Class F Shares on a calendar year-end basis.

The Fund's Class F Shares are sold subject to a front-end and a contingent deferred sales charge (load). The impact of the sales charges is not reflected in the total returns above, and if these amounts were reflected, returns would be less than those shown.

Within the period shown in the Chart, the Fund's Class F Shares highest quarterly return was 5.05% (quarter ended March 31, 1995). Its lowest quarterly return was 0.18% (quarter ended June 30, 1998).



AVERAGE ANNUAL TOTAL RETURN

Average Annual Return for the Fund's Class F Shares, compared to the Lehman Brothers Government/Corporate Bond Index (LBG/CBI) and the Lipper

Multi-Sector Income Funds Average (LMSIFA).



                   LIFE OF THE FUND 1     1 YEAR
Class F Shares           8.19%             0.45%
LBG/CBI                  8.77%             9.47%
LMSIFA                      -              1.11%



1  The Fund's Class F Shares' start of performance date was May 10, 1994.

The table shows the Fund's Class F Shares average annual total returns compared to the LBG/CBI and the LMSIFA.



Past performance does not necessarily predict future performance. This information provides you with historical performance so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Fees and Expenses?

FEDERATED STRATEGIC INCOME FUND
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Class F Shares.


SHAREHOLDER FEES

Fees Paid Directly From Your Investment

Maximum Sales Charge (Load) Imposed on Purchases (as
a
percentage of offering price)                                          1.00%
Maximum Deferred Sales Charge (Load) (as a percentage
of
original purchase price or redemption proceeds,
as applicable)                                                         1.00%
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends
(and other
Distributions)
(as a percentage of offering price)                                    None
Redemption Fee (as a percentage of amount redeemed,
if
applicable)                                                            None
Exchange Fee                                                           None

ANNUAL FUND OPERATING EXPENSES (Before Waivers)
1
Expenses That are Deducted From Fund Assets (as a
percentage
of average net assets)

Management Fee 2                                                       0.85%
Distribution (12b-1) Fee 3                                             0.50%
Shareholder Services Fee                                               0.25%
Other Expenses                                                         0.27%
Total Annual Fund Operating Expenses                                   1.87%

1 Although not contractually obligated to do so, the adviser and distributor waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ending November 30, 1998.

Waiver of Fund Expenses                                                0.74%
Total Actual Annual Fund Operating Expenses (after waivers)            1.13%

2 The adviser voluntarily waived a portion of the managment fee.
The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.61% for the year ended November 30, 1998.

3 The distribution (12b-1) fee for the Fund has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund (after the voluntary waiver) was 0.00% for the fiscal year ended November 30, 1998.

EXAMPLE


The following example is intended to help you compare the cost of investing in the Fund's Class F Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class F Shares for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class F Shares operating expenses are BEFORE WAIVERS as shown in the Table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
Expenses assuming redemption     $388      $782    $1,101     $2,268
Expenses assuming
no redemption                    $288      $682    $1,101     $2,268

What are the Fund's Investment Strategies?

The Fund allocates the portfolio among three categories of fixed income securities: investment grade (including U.S. government, mortgage backed and corporate), domestic noninvestment grade corporate and foreign. In allocating the Fund's portfolio among the three categories, the adviser begins by analyzing a variety of economic and market indicators, such as:

* the current level of global interest rates and the likely direction of changes in interest rates;

* the current state of the global economy and the outlook for future economic activity; and

* the historical returns of each category.

Based on this analysis, the adviser compares the anticipated effects on the performance and risks of each category of securities. The Adviser relies on the differences in the expected performance of each category to manage risks by allocating the Fund's portfolio among the three categories. The adviser also seeks to enhance the Fund's performance by allocating more of its portfolio to the category that the adviser expects to offer the best balance between risk and return. While the Fund's portfolio usually includes securities from all three categories, the Fund limits the amount it may invest in a single category to 50% of assets.

The selection of portfolio securities involves an approach that is specific to each category of fixed income securities. With regard to the selection of domestic investment grade fixed income securities, the adviser analyzes expected trends in corporate earnings to determine the proper mix between U.S. government securities, mortgage backed and corporate. The adviser manages the U.S. government securities domestic investment grade portion of the category by analyzing the dollar weighted average duration. Duration measures the price sensitivity of a group of fixed income securities to changes in interest rates. The adviser generally shortens the U.S. government securities' average duration when it expects interest rates to rise and extends the duration when it expects interest rates to fall. The adviser selects U.S. government securities used to lengthen or shorten the portfolio's duration by comparing the returns currently offered by different investments to their historical and expected returns.

Effective March 1, 1999, the Fund may invest in mortgage-backed securities primarily by investing in another mutual fund (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. This other mutual fund is managed independently of the Fund and may incur administrative expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Fund may also invest in such securities directly.

In selecting U.S. government mortgage backed securities, the analysis involves a duration evalutaion similar to that of the U.S. government securities portion. The analysis also focuses on the expected cash flows from the pool of mortgage obligations supporting the security. To assess the relative returns and risks of these securities, the adviser analyzes how the timing, amount, and division of cash flows from the pool might change in response to changing economic and market conditions.

The adviser uses corporate earnings analysis to determine which business sectors and credit ratings to look for when investing the domestic corporate securities portion of the category. In selecting a domestic corporate fixed income security, the Adviser analyzes the business, competitive position, and financial condition of the issuer to assess whether the security's risk is commensurate with its potential return.

The Fund will invest in domestic noninvestment grade corporate fixed income securities primarily by investing in another mutual fund (which is not available for general investment by the public) advised by an affiliate of the adviser. The other mutual fund is managed independently of the Fund and may incur administrative expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Fund may also invest directly in noninvestment grade corporate securities. Although the selection of domestic noninvestment grade corporate securities involves the same factors as investment grade securities, the Adviser gives greater emphasis to its analysis of the issuer.

With regard to the foreign fixed income securities allocation, the Fund invests in foreign government and corporate debt obligations. The securities may be denominated in foreign currency or in U.S. dollars. The adviser looks primarily for securities offering higher interest rates. The adviser attempts to manage the risks of these securities in two ways: first, by investing the foreign security portion of the portfolio in a large number of securities from a wide range of foreign countries and second, by allocating this portion of the portfolio among countries whose markets, based on historical analysis, respond differently to changes in the global economy.

In implementing this strategy, the adviser also invests a portion of the foreign securities allocation in emerging market countries. Many emerging market countries issue securities rated below investment grade. The Fund may invest up to 80% of its foreign securities portfolio in emerging markets, with the balance invested in developed markets.



The adviser weighs several factors in selecting investments for the portfolio. First, the adviser analyzes a country's general economic condition and outlook, including its interest rates, foreign exchange rates and current account balance. The adviser then analyzes the country's financial condition, including its credit ratings, government budget, tax base, outstanding public debt and the amount of public debt held outside the country. In connection with this analysis, the adviser also considers how developments in other countries in the region or the world might affect these factors. Using its analysis, the adviser tries to identify countries with favorable characteristics, such as a strengthening economy, favorable inflation rate, sound budget policy or strong public commitment to repay government debt. The adviser then analyzes the business, competitive position, and financial condition of the issuer to assess whether the security's risk is commensurate with its potential return.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which the Fund invests.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The credit risks of corporate debt securities vary widely among issuers.

FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

* it is organized under the laws of, or has a principal office located in, another country;

* the principal trading market for its securities is in another country; or

* it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.



Foreign securities are often denominated in foreign currencies. Along with the risks normally associated with domestic fixed income securities, foreign securities are subject to currency risks and risks of foreign investing.


TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States. Investors regard treasury securities as having the lowest credit risks.

AGENCY SECURITIES



Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.
Investors regard agency securities as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

MORTGAGE BACKED SECURITIES



Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.



Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

CREDIT ENHANCEMENT



Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser may evaluate the credit risk of a fixed income security based solely upon its credit enhancement.

INVESTMENT RATINGS

The Fund will base its determination of whether a security is investment grade upon the credit ratings given by one or more nationally recognized rating services. If a security is rated by more than one rating service, the adviser may rely on whichever ratings it deems most indicative of the security's credit quality. The Fund may also invest in securities that have not received a credit rating. In this case, the adviser will determine whether the security's quality is comparable to investment grade.

What are the Specific Risks of Investing in the Fund?

BOND MARKET RISKS

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

CALL AND PREPAYMENT RISKS

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below it's current market price. An increase in the likelihood of a call may reduce the security's price.

Most obligations supporting mortgage backed and asset backed securities can be prepaid at any time without penalty. For example, homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates.

As a result, increases in prepayments of high interest rate mortgage backed or asset backed securities, or decreases in prepayments of lower interest rate mortgage backed or asset backed securities, may reduce their yield and price. This relationship between interest rates and debt prepayments makes the price of most mortgage backed and asset backed securities more volatile than most other types of fixed income securities with comparable credit risks.

If a fixed income security is called or prepaid, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

LIQUIDITY RISKS



Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade, are not widely held or are issued by companies located in emerging markets. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading may also lead to greater price volatility.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited. The Fund has no minimum rating requirement for such securities.

CURRENCY RISKS

Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.
The adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

RISKS OF FOREIGN INVESTING



Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign countries may have restrictions on foreign ownership or may impose exchange controls, capital flow reductions or repatriation restrictions which could adversely affect the Fund's investments.

Foreign financial markets may have fewer investor protections than domestic markets. For instance, there may be less publicly available information about foreign companies and foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies.



Due to these risk factors, foreign securities may be more volatile and less liquid than similar securities traded in the U.S.

What do Shares Cost?



You can purchase, redeem, or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price).

NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The Fund's current NAV and public offering price may be found in the mutual funds section of local newspapers under "Federated" and the appropriate class designation listing.

The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.



                               MAXIMUM SALES CHARGE

                     MINIMUM

                     INITIAL/                   CONTINGENT
                     SUBSEQUENT    FRONT-END    DEFERRED
                     INVESTMENT    SALES        SALES

SHARES OFFERED       AMOUNTS 1     CHARGE 2     CHARGE 3
Class F              $1,500/$100      1.00%       1.00%




1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.

2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

3 See "Sales Charge When You Redeem."

SALES CHARGE WHEN YOU PURCHASE


CLASS F SHARES

                SalesCharge
                as a Percentage   Sales Charge

Purchase        of Public         as a Percentage
Amount          Offering Price    of NAV
Less than
$1 million        1.00%             1.01%
$1 million
or greater        0.00%             0.00%



THE SALES CHARGE AT PURCHASE MAY BE ELIMINATED BY:

* purchasing Shares in greater quantities to eliminate the applicable sales charge;

* combining concurrent purchases of Shares:

- by you, your spouse, and your children under age 21; or


- of the same Share class of two or more Federated Funds (other than money market funds);

* accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or

* signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).

THE SALES CHARGE WILL BE ELIMINATED WHEN YOU PURCHASE SHARES:

* within 120 days of redeeming Shares of an equal or lesser amount;

* when the Fund's Distributor does not advance payment to the investment professional for your purchase;

* by exchanging shares from the same share class of another Federated Fund;

* for trusts or pension or profit-sharing plans where the third-party administrator has an arrangement with the Fund's Distributor or its affiliates to purchase shares without a sales charge; or

* through investment professionals that receive no portion of the sales charge.



If your investment qualifies for an elimination of the sales charge, you or your investment professional should notify the Fund's Distributor, Federated Securities Corp., at the time of purchase. If the Distributor is not notified, you will receive the sales charge elimination only on additional purchases, and not retroactively on previous purchases.



SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).



CLASS F SHARES

Purchase Amount      Shares Held       CDSC
Up to $2 million     4 years or less   1.00%
$2 - $5 million      2 years or less   0.50%
$5 million or more   1 year or less    0.25%


YOU WILL NOT BE CHARGED A CDSC WHEN REDEEMING SHARES:

* purchased with reinvested dividends or capital gains;

* purchased within 120 days of redeeming Shares of an equal or lesser amount;

* that you exchanged into the same share class of another Federated Fund where the shares were held for the applicable CDSC holding period (other than a money market fund);

* purchased through investment professionals that did not receive advanced sales payments; or

* if after you purchase Shares you become disabled as defined by the IRS.

IN ADDITION, YOU WILL NOT BE CHARGED A CDSC:

* if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;

* if your redemption is a required retirement plan distribution;

* upon the death of the last surviving shareholder of the account.

If your redemption qualifies, you or your investment professional should notify the Distributor at the time of redemption to eliminate the CDSC. If the Distributor is not notified, the CDSC will apply.



TO KEEP THE SALES CHARGE AS LOW AS POSSIBLE, THE FUND REDEEMS YOUR SHARES IN THIS ORDER:

* Shares that are not subject to a CDSC;

* Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund); and

* then, the CDSC is calculated using the share price at the time of purchase or redemption, whichever is lower.

How is the Fund Sold?

The Fund offers four share classes: Class A Shares, Class B Shares, Class C Shares, and Class F Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class F Shares. Each share class has different sales charges and other expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.



The Fund's Distributor markets the Shares described in this prospectus to institutions or individuals. When the Distributor receives sales charges and marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).



RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class F Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.



Where the Fund offers more than one Share Class and you do not specify the Class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check), you automatically will receive Class A Shares.



THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.



Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire

ABA Number 011000028
Attention: EDGEWIRE



Wire Order Number, Dealer Number,
or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number



You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600


Boston, MA 02266-8600



If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street


Rockland, MA 02370-3317



Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM



Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program
(SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARINGHOUSE (ACH)



Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS



You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL



Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

BY TELEPHONE



You may redeem or exchange Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.
If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

BY MAIL

You may redeem or exchange Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form. Send requests by mail to:



Federated Shareholder Services Company
P.O. Box 8600


Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:



Federated Shareholder Services Company
1099 Hingham Street


Rockland, MA 02370-3317



All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed or exchanged;

* signatures of all Shareholders exactly as registered; and

* IF EXCHANGING, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days;

* a redemption is payable to someone other than the shareholder(s) of record; or

* IF EXCHANGING (TRANSFERRING) into another fund with a different shareholder registration.



A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.



PAYMENT METHODS FOR REDEMPTIONS



Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:
* to allow your purchase to clear;
* during periods of market volatility; or
* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.


REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGES

You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:



* ensure that the account registrations are identical;



* meet any minimum initial investment requirements; and

* receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.



The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.


SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM



You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.


ADDITIONAL CONDITIONS
TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends monthly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES



Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Advisers. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser has delegated daily management of some of the Fund assets to the Sub-Adviser, Federated Global Research Corp., who is paid by the Adviser and not by the Fund, based on the portion of foreign securities the Sub-adviser manages.

THE FUND'S PORTFOLIO MANAGERS ARE:

JOSEPH M. BALESTRINO

Joseph M. Balestrino is the portfolio manager for the Fund and performs the overall allocation of the assets of the Fund among the various asset categories. He has performed these duties since July 1996. He is Vice President of the Corporation. In allocating the Fund's assets, Mr. Balestrino evaluates the market environment and economic outlook in each of the Fund's three major sectors. Mr. Balestrino joined Federated Investors, Inc. or its predecessor in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's investment adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's investment adviser from 1995 to 1998. Mr. Balestrino served as an Assistant Vice President of the investment adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

The portfolio managers for each of the Fund's individual asset categories are as follows:

MARK E. DURBIANO

Mark E. Durbiano is the co-portfolio manager for the domestic corporate debt category. He has served in this capacity since the Fund's inception. Mr. Durbiano joined Federated Investors, Inc. or its predecessor in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's investment adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's investment adviser. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

KATHLEEN M. FOODY-MALUS

Kathleen M. Foody-Malus is the portfolio manager for the U.S. government securities category. Ms. Foody-Malus has servied in this capacity since March 1995. Ms. Foody-Malus joined Federated Investors, Inc. or its predecessor in 1983 and has been a Senior Portfolio Manager and a Vice President of the Fund's investment adviser since 1993. She was a Portfolio Manager from 1993 to 1996. Ms. Foody-Malus served as an Assistant Vice President of the investment adviser from 1990 until 1992. Ms. Foody-Malus received her M.B.A. in Accounting/Finance from the University of Pittsburgh.



Henry A. Frantzen, Drew J. Collins, Robert M. Kowit, and Michael W. Casey, Ph.D. are the co-portfolio managers for the foreign government/foreign corporate debt categories.


HENRY A. FRANTZEN

Henry A. Frantzen has served in this capacity since November 1995. Mr. Frantzen joined Federated Investors, Inc. or its predecessor in 1995 as an Executive Vice President of Federated Global Research Corp. Mr. Frantzen is the Chief Investment Officer responsible for the Global and International Funds in the Federated Fund Complex. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 until 1995.

DREW J. COLLINS

Drew J. Collins has served in this capacity since November 1995. Mr. Collins joined Federated Investors, Inc. or its predecessor in 1995 as a Senior Portfolio Manager and a Senior Vice President of the Fund's investment adviser. Mr. Collins served as Vice President/Portfolio Manager of international equity portfolios at Arnhold and Bleichroeder, Inc. from 1994 to 1995. He served as an Assistant Vice President/Portfolio Manager for international equities at the College Retirement Equities Fund from 1986 to 1994. Mr. Collins is a Chartered Financial Analyst and received his M.B.A. in finance from the Wharton School of The University of Pennsylvania.

ROBERT M. KOWIT

Robert M. Kowit has served in this capacity since November 1995. Mr. Kowit joined Federated Investors, Inc. and its predecessor in 1995 as a Senior Portfolio Manager and a Vice President of the Fund's investment adviser. Mr. Kowit served as a Managing Partner of Copernicus Global Asset Management from January 1995 through October 1995. From 1990 to 1994, he served as Senior Vice President/Portfolio Manager of International Fixed Income and Foreign Exchange for John Hancock Advisers. Mr. Kowit received his M.B.A. from Iona College with a concentration in finance.

MICHEAL W. CASEY, PH.D.

Micheal W. Casey, Ph.D. has served in this capacity since January 1997. Mr. Casey joined Federated Investors, Inc. or its predecessor in 1996 as a Senior Investment Analyst and an Assistant Vice President. Mr. Casey currently serves as a Porfolio Manager and has been a Vice President of the adviser since 1998. Mr. Casey served as an International Economist and Portfolio Strategist for Maria Fiorini Ramirez Inc. from 1990 to 1996. Mr. Casey earned a Ph.D. concentrating in economics from The New School for Social Research and an M.Sc. from the London School of Economics.

The Adviser, Federated Global Investment Management Corp., and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.



ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.85% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.



Gross income includes, in general, discount earned on U.S. Treasury bills and agency discount notes, interest earned on all interest-bearing obligations, and dividend income recorded on the ex-dividend date but does not include capital gains or losses or reduction for expenses.



YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.



The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities, will have difficulty determining the Year 2000 readiness of those entities. This is especially true of entities or issuers in emerging markets. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse affect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Deloitte & Touche LLP whose report, along with the Fund's audited financial statements, is included in the Annual Report.

FINANCIAL HIGHLIGHTS-CLASS F SHARES
(For a share outstanding throughout each period)

YEAR ENDED NOVEMBER 30                                          1998        1997        1996       1995        1994 1
NET ASSET VALUE, BEGINNING OF PERIOD                           $10.41      $10.47      $10.14     $ 9.54       $10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                            0.82        0.87 2      0.95       0.77         0.41
Net realized and unrealized gain (loss) on
investments and foreign currency                                (0.53)      (0.03)       0.37       0.61        (0.44)
Total from investment operations                                 0.29        0.84        1.32       1.38        (0.03)
LESS DISTRIBUTIONS:
Distributions from net investment income                        (0.81)      (0.87)      (0.91)     (0.78)       (0.41)
Distributions in excess of net
investment income 3                                             (0.07)          -           -          -        (0.02)
Distributions from net realized gain
on investments and foreign
currency transactions                                           (0.03)      (0.03)      (0.08)         -            -
Total distributions                                             (0.91)      (0.90)      (0.99)     (0.78)       (0.43)
NET ASSET VALUE, END OF PERIOD                                 $ 9.79      $10.41      $10.47     $10.14       $ 9.54
TOTAL RETURN 4                                                   2.94%       8.33%      13.83%     15.07%       (0.19)%
RATIOS TO AVERAGE NET ASSETS:
Expenses                                                         1.13%       1.10%       1.07%      0.75%        0.75% 5
Net investment income                                            8.11%       8.38%       8.48%      8.19%        8.34% 5
Expense waiver/reimbursement 6                                   0.74%       0.86%       1.46%      5.69% 6      8.87% 5
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $35,941     $29,762     $17,367     $3,691       $2,326
Portfolio turnover                                                 93%         40%         47%       158%          34%

1 Reflects operations for the period from May 10, 1994 (date of initial public investment) to November 30, 1994.

2 Per Share information is based on average shares outstanding.

3 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated November 30, 1998, which can be obtained free of charge.

[Graphic]

PROSPECTUS

Federated Strategic Income Fund
A Portfolio of Fixed Income Securities, Inc.

CLASS F SHARES


January 31, 1999

A Statement of Additional Information (SAI) dated January 31, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's annual and semi-annual reports to shareholders as they become available. The annual report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the annual report, semi-annual report and other information without charge, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.



 [Graphic]

Federated Strategic Income Fund

 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

 Investment Company Act File No.811-6447

Cusip 338319882

4031801A-F (1/99)

[Graphic]

STATEMENT OF ADDITIONAL INFORMATION

FEDERATED STRATEGIC INCOME FUND

A Portfolio of Fixed Income Securities, Inc.

CLASS A SHARES, CLASS B SHARES, CLASS C SHARES, CLASS F SHARES

     This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Class A Shares, Class B Shares, Class C Shares, and Class F Shares of Federated Strategic Income Fund
(Fund), dated January 31, 1999.

     This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectuses or the Annual Report without charge by calling 1-800-341-7400.

JANuary 31, 1999

                                            CONTENTS
                     How is the Fund Organized?
                     Securities in Which the Fund Invests
                     What do Shares Cost?
                     How is the Fund Sold?
                     Exchanging Securities for Shares
                     Subaccounting Services
                     Redemption in Kind
                     Account and Share Information
                     Tax Information
                     Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance?
                     Who is Federated Investors, Inc.?
                     Financial Information
                     Investment Ratings
                     Addresses

CUSIP338319700

CUSIP 338319866

CUSIP338319809

CUSIP 338319882

G01288-02( 1/99)

HOW IS THE FUND ORGANIZED?


     The Fund is a diversified portfolio of Fixed Income Securities, Inc. (Corporation). The Corporation is an open-end, management investment company that was established under the laws of the State of Maryland on October 15, 1991. The Corporation may offer separate series of shares representing interests in separate portfolios of securities. On June 1, 1994, the Board approved the re-naming of Fortress Shares to Class F Shares. Effective March 31, 1996, the Fund changed its name from Strategic Income Fund to Federated Strategic Income Fund.

     The Board of Directors (the Board) has established four classes of shares of the Fund, known as Class A Shares, Class B Shares, Class C Shares, and Class F Shares (Shares). This SAI relates to all classes of the above-mentioned Shares.

SECURITIES IN WHICH THE FUND INVESTS

     In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

NON-PRINCIPAL INVESTMENT STRATEGY

     Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that (1) hedge only a portion of its portfolio, (2) use derivatives contracts that cover a narrow range of circumstances or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

FIXED INCOME SECURITIES

     Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

     A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

     The following describes the types of fixed income securities in which the Fund invests.
TREASURY SECURITIES

     Treasury securities are direct obligations of the federal government of the United States. Investors regard treasury securities as having the lowest credit risks.

AGENCY SECURITIES

     Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full, faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Investors regard agency securities as having low credit risks, but not as low as treasury securities.

     The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

CORPORATE DEBT SECURITIES

     Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely amount issuers. The credit risk of an issuer's debt security may also vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

COMMERCIAL PAPER

     Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

DEMAND INSTRUMENTS

     Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

MUNICIPAL SECURITIES

     Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund intends to invest in taxable and tax-exempt municipal securities.

MORTGAGE BACKED SECURITIES

     Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are know as ARMs.



     Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

     CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and market risks for each CMO class. For example, in a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.



     More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

     CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against market risks.

     Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and market risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

     CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual
(Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.

     The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. Z classes, IOs, POs, and Inverse Floaters are among the most volatile investment grade fixed income securities currently traded in the United States. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

ASSET BACKED SECURITIES

     Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities may also resemble some types of CMOs, such as Floaters, Inverse Floaters, IOs and POs.

     Historically, borrowers are more likely to refinance their mortgage than any other type of consumer or commercial debt. In addition, some asset backed securities use prepayment to buy additional assets, rather than paying off the securities. Therefore, while asset backed securities may have some prepayment risks, they generally do not present the same degree of risk as mortgage backed securities.

ZERO COUPON SECURITIES

     Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. An investor must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.

     There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

BANK INSTRUMENTS

     Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

INSURANCE CONTRACTS

     Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Fund treats these contracts as fixed income securities.

CREDIT ENHANCEMENT

     Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser may evaluate the credit risk of a fixed income security based solely upon its credit enhancement.

     Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. Following a default, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

CONVERTIBLE SECURITIES

     Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the
     Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

     Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

     The Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

EQUITY SECURITIES

     Generally, less than 10% of the value of the Fund's total assets may be invested in equity securities. The Fund may exceed this limitation for temporary defensive purposes or if unusual market conditions occur. Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. Investors cannot predict the income they will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests.

COMMON STOCKS

     Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock. PREFERRED STOCKS

     Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may also treat such redeemable preferred stock as a fixed income security.

WARRANTS

     The Fund may invest up to 5% of its assets in warrants. Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

FOREIGN SECURITIES

     Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

     it is organized under the laws of, or has a principal office located in, another country;

the principal trading market for its securities is in another country; or

     it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

     Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

BRADY BONDS

     Brady bonds are U.S. dollar denominated debt obligations that foreign governments issue in exchange for commercial bank loans. The International Monetary Fund typically negotiates the exchange to cure or avoid a default by restructuring the terms of the bank loans. The principal amount of some Brady bonds is collateralized by zero coupon U.S. Treasury securities which have the same maturity as the Brady bonds. However, neither the U.S. government not the International Monetary Fund has guaranteed the repayment of any Brady Bond.

FOREIGN EXCHANGE CONTRACTS

     In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

FOREIGN GOVERNMENT SECURITIES

     Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

     Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

DERIVATIVE CONTRACTS

     Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The Fund may but forward contracts which serve as a substitute for investment in certain foreign securities markets from which the Fund earns interest while potentially benefiting from exchange rate fluctuations. The other party to a derivative contract is referred to as a counterparty.

     Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

     For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

     The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

     Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to market and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts.

FUTURES CONTRACTS

     Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures CONTRACTS are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

     The Fund may buy/sell the following types of futures contracts: financial futures contracts, foreign currency forward contracts.

OPTIONS

     The Fund may attempt to hedge all or a portion of its portfolio by buying options and increase current income by writing call options. Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. The Fund may write covered call options and secured put options on up to 25% of its net assets and may purchase put and call options provided that no more than 5% of the fair market value of its net assets may be invested in premiums on such options.

The Fund may:

     Buy put options on portfolio securities, securities indices, and listed put options on futures contracts in anticipation of a decrease in the value of the underlying asset.

     Write covered call options on portfolio securities and listed call options on futures contracts to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

     Write secured put options on portfolio securities (to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset). In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

     When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

Buy or write options to close out existing options positions.

HYBRID INSTRUMENTS

     Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.

     The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater market risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.

SPECIAL TRANSACTIONS

REPURCHASE AGREEMENTS

     Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

     The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS

     Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.



SECURITIES OF OTHER INVESTMENT COMPANIES

     Each Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.

     Effective March 1, 1999, the Fund may invest in mortgage-backed securities primarily by investing in another mutual fund that owns those securities and that is advised by an affiliate of the Adviser. This other mutual fund is managed independently of the Fund and may incur additional administrative expenses. The Fund may also invest in such securities directly.



WHEN ISSUED TRANSACTIONS

     When issued transactions are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions SO THAT the market values of the securities bought may vary from the purchase prices. Therefore, when issued transactions create market risks for the Fund.

     When issued transactions also involve credit risks in the event of a counterparty default.

TO BE ANNOUNCED SECURITIES (TBAS)

     As with other when issued transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. However, the seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase market risks because the underlying mortgages may be less favorable than anticipated by the Fund.

DOLLAR ROLLS

     Dollar rolls are transactions where the Fund sells mortgage-backed securities with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage backed securities. Dollar rolls are subject to market risks and credit risks.

SECURITIES LENDING

     The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

     The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

     Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to market risks and credit risks.

ASSET COVERAGE

     In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

INVESTMENT RISKS



     There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

STOCK MARKET RISKS

     The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline and you could lose money.

     The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

EURO RISKS

     o The Fund may make significant investments in securities denominated in the Euro, the new single currency of the European Monetary Union (EMU). Therefore, the exchange rate between the Euro and the U.S. dollar will have a significant impact on the value of the Fund's investments.

     O With the advent of the Euro, the participating countries in the EMU can no longer follow independent monetary policies. This may limit these countries' ability to respond to economic downturns or political upheavals, and consequently reduce the value of their foreign government securities.

LIQUIDITY RISKS

     Trading opportunities are more limited for equity securities that are not widely held or are issued by companies located in emerging markets. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

     Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

     OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

RISKS OF NONINVESTMENT GRADE SECURITIES

     If the Fund purchases an investment grade security, and the rating of such security is subsequently downgraded so that the security is no longer classified as investment grade, the Fund is not required to sell the security, but will consider whether such action is appropriate.

     Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit, and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited. The Fund has no minimum rating requirement for such securities and thus it may be invested in securities rated as low as "D," which may have suspended interest and/or principal payments and could be considered in default.



INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN

     The Fund will not sell securities short or purchase securities on margin, other than in connection with the purchase and sale of options, financial futures and options on financial futures, but may obtain such short-term credits as are necessary for clearance of transactions.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

     The Fund will not issue senior securities except as required by forward commitments to purchase securities or currencies and except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.

PLEDGING ASSETS

     The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of the borrowing. Margin deposits for the purchase and sale of options, financial futures contracts and related options are not deemed to be a pledge.

DIVERSIFICATION OF INVESTMENTS

     With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by U.S. government securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer or the Fund would own more than 10% of the outstanding voting securities of that issuer.

INVESTING IN REAL ESTATE

     The Fund will not buy or sell real estate, including limited partnership interests in real estate, although it may invest in securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

INVESTING IN COMMODITIES

     The Fund will not purchase or sell commodities, except that the Fund may purchase and sell financial futures contracts and related options. Further, the Fund may engage in transactions in foreign currencies and may purchase and sell options on foreign currencies and indices for hedging purposes.

UNDERWRITING

     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment objective, policies, and limitations.

LENDING CASH OR SECURITIES

     The Fund will not lend any of its assets, except portfolio securities up to one-third of the value of its total assets. This shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies and limitations.

CONCENTRATION OF INVESTMENTS

     The Fund will not invest 25% or more of the value of its total assets in any one industry or in government securities of any one foreign country, except it may invest 25% or more of the value of its total assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.



     The above limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective. INVESTING IN ILLIQUID SECURITIES The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, over-the-counter options, certain foreign currency options and certain securities not determined by the Directors to be liquid.

DEALING IN PUTS AND CALLS

     The Fund may not write or purchase options, except that the Fund may write covered call options and secured put options on up to 25% of its net assets and may purchase put and call options, provided that no more than 5% of the fair market value of its net assets may be invested in premiums on such options.

     INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND DIRECTORS OF THE CORPORATION

     The Fund will not purchase or retain the securities of any issuer if the officers and Directors of the Corporation or its investment adviser owning individually more than 1/2 of 1% of the issuer's securities together own more than 5% of the issuer's securities.

UNDERWRITING

The Fund will not engage in underwriting of securities by others.



     Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

     The Fund does not expect to borrow money or pledge securities in excess of 5% of the value of its total assets during the present fiscal year.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

     o for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

     o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

     o for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

     o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

     o for all other securities, at fair value as determined in good faith by the Board.

     Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

     The Fund values futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.

TRADING IN FOREIGN SECURITIES

     Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?

     The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

     The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

REDUCING OR ELIMINATING THE FRONT-END SALES CHARGE

You can reduce or eliminate the applicable front-end sales charge, as follows.

QUANTITY DISCOUNTS



     Larger purchases of the same Share class reduce or eliminate the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse, and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

ACCUMULATED PURCHASES

     If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.

CONCURRENT PURCHASES

     You can combine concurrent purchases of the same Share class of two or more Federated Funds in calculating the applicable sales charge.

LETTER OF INTENT - CLASS A SHARES AND CLASS F SHARES

     You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13 month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

REINVESTMENT PRIVILEGE

     You may reinvest, within 120 days, your Share redemption proceeds at the next determined NAV, without any sales charge.

PURCHASES BY AFFILIATES OF THE FUND

     The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:

     o the Directors, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates;

     o Employees of State Street Bank Pittsburgh who started their employment on January 1, 1998, and were employees of Federated Investors, Inc. (Federated) on December 31, 1997;

     o any associated person of an investment dealer who has a sales agreement with the Distributor; and

o       trusts, pension or profit-sharing plans for these individuals.

FEDERATED LIFE MEMBERS

     Shareholders of the Fund known as "Federated Life Members" are exempt from paying any front-end sales charge. These shareholders joined the Fund originally:

     o through the "Liberty Account," an account for Liberty Family of Funds shareholders on February 28, 1987 (the Liberty Account and Liberty Family of Funds are no longer marketed); or

     o as Liberty Account shareholders by investing through an affinity group prior to August 1, 1987.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

     These reductions or eliminations are offered because no sales commissions have been advanced to the investment professional selling Shares, the shareholder has already paid a Contingent Deferred Sales Charge (CDSC), or nominal sales efforts are associated with the original purchase of Shares.

     Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

     o following the death or post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;

     o representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70-1/2;

     o representing a total or partial distribution from a qualified plan. A total or partial distribution does not include an account transfer, rollover or other redemption made for purposes of reinvestment. A qualified plan does not include an Individual Retirement Account, Keogh Plan, or a custodial account, following retirement;

     o which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements;

     o which are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program;

     o of Shares that represent a reinvestment within 120 days of a previous redemption;

     o of Shares held by the Directors, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons; and

     o of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities.



HOW IS THE FUND SOLD?

     Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES



     The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.

RULE 12B-1 PLAN

     As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. Also, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

     The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

     For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

     Federated and its subsidiaries may benefit from arrangements where the Rule 12b-1 Plan fees related to Class B Shares may be paid to third-parties who have advanced commissions to investment professionals.

SHAREHOLDER SERVICES

     The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

     Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.



     Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

     When an investment professional's customer purchases shares, the investment professional may receive:

     o an amount equal to 0.50% of the NAV of Class A Shares under certain qualified retirement plans as approved by the Distributor. (Such payments are subject to a reclaim from the investment professional should the assets leave the program within 12 months after purchase.)

     o an amount up to 5.50% and 1.00%, respectively, of the NAV of Class B and C Shares.

     o an amount on the NAV of Class F Shares purchased as follows: up to 1% on purchases below $2 million; 0.50% on purchases from $2 million but below $5 million; and 0.25% on purchases of $5 million or more.

     In addition, the Distributor may pay investment professionals 0.25% of the purchase price of $1 million or more of Class A and Class F Shares that its customer has not redeemed over the first year.

CLASS A SHARES



     Investment professionals purchasing Class A Shares for their customers are eligible to receive an advance payment from the Distributor based on the following breakpoints:

AMOUNT                  ADVANCE PAYMENTS AS A PERCENTAGE OF PUBLIC
                        OFFERING PRICE

First $1 - $5           0.75%
million
---------------------
Next $5 - $20           0.50%
million
---------------------
Over $20 million        0.25%

---------------------
     For accounts with assets over $1 million, the dealer advance payments resets annually to the first breakpoint on the anniversary of the first purchase.


     Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance payments will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer advance payments. Certain retirement accounts may not be eligible for this program.

     A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase. The CDSC does not apply under certain investment programs where the investment professional does not receive an advance payment on the transaction including, but not limited to, trust accounts and wrap programs where the investor pays an account level fee for investment management.

CLASS F SHARES

     Investment professionals purchasing Class F Shares for their customers are eligible to receive an advance payment from the distributor of 0.25% of the purchase price.

EXCHANGING SECURITIES FOR SHARES

     You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

     Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.



REDEMPTION IN KIND

     Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

     Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

     Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS



     Each share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All Shares of the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

     Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Corporation's outstanding shares of all series entitled to vote.

     As of January 6, 1999, the following shareholder owned of record, beneficially, or both, 5% or more of outstanding Class C Shares: MLPF&S for the sole benefit of its customers, Jacksonville, FL, owned approximately 922,503 shares (12.03%).

     As of January 6, 1999, the follwing shareholder owned of record, beneficially, or both, 5% or more of outstanding Class F Shares: MLPF&S for the sole benefit of its customers, Jacksonville, FL, owned approximately 929,535 shares (25.17%).

     Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

FEDERAL INCOME TAX

     The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.



     The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Corporation's other portfolios will be separate from those realized by the Fund.

FOREIGN INVESTMENTS

     If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

     Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

     If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.

     If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF DIRECTORS



     The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birthdate, present position(s) held with the Corporation, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Director from the Corporation for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Corporation is comprised of three funds and the Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser. As of January 6, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Class A, B, C, and F Shares.

     An asterisk (*) denotes a Director who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.




NAME

BIRTHDATE                                                                     AGGREGATE       TOTAL
ADDRESS                                                                       COMPENSATION    COMPENSATION
POSITION WITH                PRINCIPAL OCCUPATIONS                            FROM            FROM CORPORATION
CORPORATION                  FOR PAST 5 YEARS                                 CORPORATION     AND FUND COMPLEX
------------------------
JOHN F. DONAHUE*+            Chief Executive Officer and Director or                   $0     $0 for the
Birthdate: July 28, 1924     Trustee of the Federated Fund Complex;                           Corporation and
Federated Investors          Chairman and Director, Federated Investors,                      54 other
Tower                        Inc.; Chairman and Trustee, Federated                            investment
1001 Liberty Avenue          Advisers, Federated Management, and                              companies
Pittsburgh, PA               Federated Research; Chairman and Director,                       in the Fund
CHAIRMAN AND DIRECTOR        Federated Research Corp., and Federated                          Complex
                             Global Research Corp.; Chairman, Passport
                             Research, Ltd.

-------------------------
THOMAS G. BIGLEY             Director or Trustee of the Federated Fund            $688.14     $113,860.22 for
Birthdate: February 3,       Complex; Director, Member of Executive                           the
1934                         Committee, Children's Hospital of                                Corporation and
15 Old Timber Trail          Pittsburgh; formerly: Senior Partner, Ernst                      54 other
Pittsburgh, PA               & Young LLP; Director, MED 3000 Group,                           investment
DIRECTOR                     Inc.; Director, Member of Executive                              companies
                             Committee, University of Pittsburgh.                             in the Fund
                                                                                              Complex

-------------------------
JOHN T. CONROY, JR.          Director or Trustee of the Federated Fund            $757.08     $125,264.48for
Birthdate: June 23, 1937     Complex; President, Investment Properties                        the
Wood/IPC Commercial          Corporation; Senior Vice President,                              Corporation and
Dept.                        John R. Wood and Associates, Inc.,                               54 other
John R. Wood                 Realtors; Partner or Trustee in private                          investment
Associates, Inc.             real estate ventures in Southwest Florida;                       companies
Realtors                     formerly: President, Naples Property                             in the Fund
3255 Tamiami Trial           Management, Inc. and Northgate Village                           Complex
North Naples, FL             Development Corporation.

DIRECTOR

-------------------------
NICHOLAS CONSTANTAKIS        Director or Trustee of the Federated Fund            $688.14     $47,958.02for
Birthdate: September 3,      Complex; formerly: Partner, Andersen                             the
1939                         Worldwide SC.                                                    Corporation and
175 Woodshire Drive                                                                           29 other
Pittsburgh, PA                                                                                investment
DIRECTOR                                                                                      companies
                                                                                              in the Fund
                                                                                              Complex

-------------------------
WILLIAM J. COPELAND          Director or Trustee of the Federated Fund            $757.08     $125,264.48 for
Birthdate: July 4, 1918      Complex; Director and Member of the                              the
One PNC Plaza-23rd Floor     Executive Committee, Michael Baker, Inc.;                        Corporation and
Pittsburgh, PA               formerly: Vice Chairman and Director, PNC                        54 other
DIRECTOR                     Bank, N.A., and PNC Bank Corp.; Director,                        investment
                             Ryan Homes, Inc.                                                 companies
                                                                                              in the Fund

                             Previous Positions: Director, United                             Complex
                             Refinery; Director, Forbes Fund; Chairman,
                             Pittsburgh Foundation; Chairman, Pittsburgh

                             Civic Light Opera.

-------------------------
JAMES E. DOWD, ESQ.          Director or Trustee of the Federated Fund            $757.08     $125,264.48for
Birthdate: May 18, 1922      Complex; Attorney-at-law; Director, The                          the
571 Hayward Mill Road        Emerging Germany Fund, Inc.                                      Corporation and
Concord, MA                                                                                   54 other
DIRECTOR                     Previous Positions: President, Boston Stock                      investment

                             Exchange, Inc.; Regional Administrator,                          companies
                             United States Securities and Exchange                            in the Fund
                             Commission.                                                      Complex

-------------------------
LAWRENCE D. ELLIS, M.D.*     Director or Trustee of the Federated Fund            $688.14     $113,860.22 for
Birthdate: October 11,       Complex; Professor of Medicine, University                       the
1932                         of Pittsburgh; Medical Director, University                      Corporation and
3471 Fifth Avenue            of Pittsburgh Medical Center - Downtown;                         54 other
Suite 1111                   Hematologist, Oncologist, and Internist,                         investment
Pittsburgh, PA               University of Pittsburgh Medical Center;                         companies
DIRECTOR                     Member, National Board of Trustees,                              in the Fund
                             Leukemia Society of America.                                     Complex

-------------------------
EDWARD L. FLAHERTY,          Director or Trustee of the Federated Fund            $757.08     $125,264.48 for
JR., ESQ. #                  Complex; Attorney, of Counsel, Miller,                           the
Birthdate: June 18, 1924     Ament, Henny & Kochuba; Director Emeritus,                       Corporation and
Miller, Ament, Henny &       Eat'N Park Restaurants, Inc.; formerly:                          54 other
Kochuba                      Counsel, Horizon Financial, F.A., Western                        investment
205 Ross Street              Region; Partner, Meyer and Flaherty.                             companies
Pittsburgh, PA                                                                                in the Fund
DIRECTOR                                                                                      Complex
-------------------------
PETER E. MADDEN              Director or Trustee of the Federated Fund            $688.14     $113,860.22 for
Birthdate: March 16,         Complex; formerly: Representative,                               the
1942                         Commonwealth of Massachusetts General                            Corporation and
One Royal Palm Way           Court; President, State Street Bank and                          54 other
100 Royal Palm Way           Trust Company and State Street Corporation.                      investment
Palm Beach, FL                                                                                companies
DIRECTOR                     Previous Positions: Director, VISA USA and                       in the Fund
                             VISA International; Chairman and Director,                       Complex
                             Massachusetts Bankers Association;

                             Director, Depository Trust Corporation.

-------------------------
CHARLES F. MANSFIELD,        Director or Trustee of some of the                        $0     $0 for the
JR.++                        Federated Funds; Management Consultant.                          Corporation and
Birthdate: April 10,                                                                          25 other
1945                         Previous Positions: Chief Executive                              investment
80 South Road                Officer, PBTC International Bank; Chief                          companies
Westhampton Beach, NY        Financial Officer of Retail Banking Sector,                      in the Fund
DIRECTOR                     Chase Manhattan Bank; Senior Vice                                Complex
                             President, Marine Midland Bank; Vice
                             President, Citibank; Assistant Professor of
                             Banking and Finance, Frank G. Zarb School
                             of Business, Hofstra University.

-------------------------
JOHN E. MURRAY, JR.,         Director or Trustee of the Federated Fund            $688.14     $113,860.22 for
J.D., S.J.D.                 Complex; President, Law Professor, Duquesne                      the
Birthdate: December 20,      University; Consulting Partner, Mollica &                        Corporation and
1932                         Murray.                                                          54 other
President, Duquesne                                                                           investment
University                   Previous Positions: Dean and Professor of                        companies
Pittsburgh, PA               Law, University of Pittsburgh School of                          in the Fund
DIRECTOR                     Law; Dean and Professor of Law, Villanova                        Complex
                             University School of Law.

-------------------------
WESLEY W. POSVAR             Director or Trustee of the Federated Fund            $688.14     $113,860.22 for
Birthdate: September         Complex; President, World Society of                             the
14, 1925                     Ekistics (metropolitan planning), Athens;                        Corporation and
1202 Cathedral of            Professor, International Politics;                               54 other
Learning                     Management Consultant; Trustee, Carnegie                         investment
University of Pittsburgh     Endowment for International Peace, RAND                          companies
Pittsbugh, PA                Corporation, Online Computer Library                             in the Fund
DIRECTOR                     Center, Inc., National Defense University                        Complex
                             and U.S. Space Foundation; President
                             Emeritus, University of Pittsburgh;
                             Founding Chairman, National Advisory
                             Council for Environmental Policy and
                             Technology, Federal Emergency Management
                             Advisory Board; Trustee, Czech Management

                             Center, Prague.

                             Previous Positions: Professor, United
                             States Military Academy; Professor, United
                             States Air Force Academy.

-------------------------
MARJORIE P. SMUTS            Director or Trustee of the Federated Fund            $688.14     $113,860.22 for
Birthdate: June 21, 1935     Complex; Public                                                  the
4905 Bayard Street           Relations/Marketing/Conference Planning.                         Corporation and
Pittsburgh, PA                                                                                54 other
DIRECTOR                     Previous Positions: National Spokesperson,                       investment
                             Aluminum Company of America; business owner.                     companies
                                                                                              in the Fund
                                                                                              Complex

-------------------------
J. CHRISTOPHER DONAHUE+      President or Executive Vice President of                  $0     $0 for the
Birthdate: April 11,         the Federated Fund Complex; Director or                          Corporation and
1949                         Trustee of some of the Funds in the                              16 other
Federated Investors          Federated Fund Complex; President and                            investment
Tower                        Director, Federated Investors, Inc.;                             companies
1001 Liberty Avenue          President and Trustee, Federated Advisers,                       in the Fund
Pittsburgh, PA               Federated Management, and Federated                              Complex
EXECUTIVE VICE PRESIDENT     Research; President and Director, Federated
                             Research Corp. and Federated Global
                             Research Corp.; President, Passport
                             Research, Ltd.; Trustee, Federated
                             Shareholder Services Company; Director,
                             Federated Services Company.

-------------------------




EDWARD C. GONZALES           Trustee or Director of some of the Funds in               $0     $0 for the
Birthdate: October 22,       the Federated Fund Complex; President,                           Corporation and
1930                         Executive Vice President and Treasurer of                        1 other
Federated Investors          some of the Funds in the Federated Fund                          investment
Tower                        Complex; Vice Chairman, Federated                                company
1001 Liberty Avenue          Investors, Inc.; Vice President, Federated                       in the Fund
Pittsburgh, PA               Advisers, Federated Management, Federated                        Complex
EXECUTIVE VICE PRESIDENT     Research, Federated Research Corp.,
                             Federated Global Research Corp. and
                             Passport Research, Ltd.; Executive Vice
                             President and Director, Federated
                             Securities Corp.; Trustee, Federated
                             Shareholder Services Company.

-------------------------
JOHN W. MCGONIGLE            Executive Vice President and Secretary of                 $0     $0 for the
Birthdate: October 26,       the Federated Fund Complex; Executive Vice                       Corporation and
1938                         President, Secretary, and Director,                              54 other
Federated Investors          Federated Investors, Inc.; Trustee,                              investment
Tower                        Federated Advisers, Federated Management,                        companies
1001 Liberty Avenue          and Federated Research; Director, Federated                      in the Fund
Pittsburgh, PA               Research Corp. and Federated Global                              Complex
EXECUTIVE VICE               Research Corp.; Director, Federated
PRESIDENT AND SECRETARY      Services Company; Director, Federated
                             Securities Corp.

-------------------------
RICHARD J. THOMAS            Treasurer of the Federated Fund Complex;                  $0     $0 for the
Birthdate:  June 17,         Vice President - Funds Financial Services                        Corporation and
1954                         Division, Federated Investors, Inc.;                             54 other
Federated Investors          Formerly: various management positions                           investment
Tower                        within Funds Financial Services Division of                      companies
1001 Liberty Avenue          Federated Investors, Inc.                                        in the Fund
Pittsburgh, PA                                                                                Complex
TREASURER

-------------------------
RICHARD B. FISHER*           President or Vice President of some of the                $0     $0 for the
Birthdate: May 17, 1923      Funds in the Federated Fund Complex;                             Corporation and
Federated Investors          Director or Trustee of some of the Funds in                      6 other
Tower                        the Federated Fund Complex; Executive Vice                       investment
1001 Liberty Avenue          President, Federated Investors, Inc.;                            companies
Pittsburgh, PA               Chairman and Director, Federated Securities                      in the Fund
PRESIDENT AND DIRECTOR       Corp.                                                            Complex
-------------------------
WILLIAM D. DAWSON, III       Chief Investment Officer of this Fund and                 $0     $0 for the
Birthdate: March 3, 1949     various other Funds in the Federated Fund                        Corporation and
Federated Investors          Complex; Executive Vice President,                               41 other
Tower                        Federated Investment Counseling, Federated                       investment
1001 Liberty Avenue          Global Research Corp., Federated Advisers,                       companies
Pittsburgh, PA               Federated Management, Federated Research,                        in the Fund
CHIEF INVESTMENT OFFICER     and Passport Research, Ltd.; Registered                          Complex
                             Representative, Federated Securities Corp.;
                             Portfolio Manager, Federated Administrative
                             Services; Vice President, Federated
                             Investors, Inc.; Formerly: Executive Vice
                             President and Senior Vice President,
                             Federated Investment Counseling
                             Institutional Portfolio Management Services
                             Division; Senior Vice President, Federated
                             Research Corp., Federated Advisers,
                             Federated Management, Federated Research,
                             and Passport Research, Ltd.

-------------------------
JOSEPH M. BALESTRINO         Joseph M. Balestrino has been the Fund's                  $0     $0 for the
Birthdate: November 3,       portfolio manager since July 1996. He is                         Corporation and
1954                         Vice President of the Corporation.  Mr.                          3 other
Federated Investors          Balestrino joined Federated Investors, Inc.                      investment
Tower                        or its predecessor in 1986 and has been a                        companies
1001 Liberty Avenue          Senior Portfolio Manager  and Senior Vice                        in the Fund
Pittsburgh, PA               President of the Fund's investment adviser                       Complex
VICE PRESIDENT               since 1998.  He was a Portfolio Manager and
                             a Vice President of the Fund's investment
                             adviser from 1995 to 1998.  Mr. Balestrino
                             served as a Portfolio Manager and an
                             Assistant Vice President of the investment
                             adviser from 1993 to 1995.  Mr. Balestrino
                             is a Chartered Financial Analyst and
                             received his Master's Degree in Urban and
                             Regional Planning from the University of
                             Pittsburgh.

-------------------------
JEFF A. KOZEMCHAK            Jeff A. Kozemchak is Vice President of the                $0     $0 for the
Birthdate:  January 15,      Corporation. Mr. Kozemchak joined Federated                      Corporation and
1960                         Investors, Inc. or its predecessor in 1987                       3 other
Federated Investors          and has been a Senior Portfolio Manager                          investment
Tower                        since 1996 and a Senior Vice President of                        companies
1001 Liberty Avenue          the Fund's investment adviser since 1999.                        in the Fund
Pittsburgh, PA               He was a Portfolio Manager and a Vice                            Complex
                                                           -
VICE PRESIDENT               President of the Fund's investment adviser
                             from 1993 to 1998. Mr. Kozemchak is a

                             Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

     + Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Corporation.

     ++ Mr. Mansfield became a member of the Board of Directors on January 1, 1999. He did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year. He did not receive any fees as of the fiscal year end of the Fund.

INVESTMENT ADVISER

     The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly-owned subsidiary of Federated.

     The Adviser shall not be liable to the Corporation, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.

OTHER RELATED SERVICES

     Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

     When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

RESEARCH SERVICES

     Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

     Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

     Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

MAXIMUM ADMINISTRATIVE    AVERAGE AGGREGATE DAILY NET ASSETS OF THE FEDERATED
FEE                             FUNDS
0.150 of 1%                     on the first $250 million

-------------------------
0.125 of 1%                     on the next $250 million
-------------------------
0.100 of 1%                     on the next $250 million
-------------------------
0.075 of 1%                     on assets in excess of $750 million
-------------------------

     The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.


     Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

     State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

     Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS

Deloitte & Touche LLP is the independent public accountant for the Fund.

FEES PAID BY THE FUND FOR SERVICES

FOR THE YEAR ENDED NOVEMBER 30,

--------------------------------       1998                 1997        1996

Advisory Fee Earned              $5,669,076           $2,385,950    $629,398
---------------------------------
Advisory Fee Reduction           $1,597,771             $629,398     $80,713
---------------------------------
Brokerage Commissions               $43,568                   $0          $0
---------------------------------
Administrative Fee                 $502,880             $214,990    $214,999
---------------------------------
12b-1 Fee

---------------------------------
  Class B Shares                 $3,563,189

---------------------------------
  Class C Shares                   $404,337

---------------------------------
  Class F Shares                         $0

---------------------------------
Shareholder Services Fee

---------------------------------
  Class A Shares                   $261,016

---------------------------------
  Class B Shares                 $1,187,730

---------------------------------
  Class C Shares                             $134,779

---------------------------------
  Class F Shares                              $83,851

---------------------------------

     Fees are allocated among Classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable Class of Shares.



HOW DOES THE FUND MEASURE PERFORMANCE?

     The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

     Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

     Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD



     Total returns given for the one-year and since inception periods ended November 30, 1998.

Yield given for the 30-day period ended November 30, 1998.

                       30 -DAY PERIOD    1 YEAR                  SINCE INCEPTION
                                                                 ON MAY4, 1994
CLASS A SHARES

Total Return           NA                (1.69%)                       7.66%
Yield                  7.15%             NA                            NA

                       30 -DAY PERIOD    1 YEAR                  SINCE  INCEPTION
                                                                 ON JULY 27, 1995

CLASS B
SHARES

Total Return           NA                (3.00%)                      7.55%
Yield                  6.72%             NA                            NA

                       30 -DAY PERIOD    1 YEAR                  SINCE INCEPTION
                                                                       ON MAY 2, 1994

CLASS C SHARES

Total Return           NA                1.24%                         7.94%
Yield                  6.72%             NA                            NA

                       30 -DAY PERIOD    1 YEAR                  SINCE INCEPTION
                                                                 ON MAY 10, 1994

CLASS F SHARES

Total Return           NA                0.94%                         8.35%
Yield                  7.49%             NA                            NA



TOTAL RETURN

     Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

     The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

     The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a thirty-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.



     To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.



PERFORMANCE COMPARISONS

Advertising and sales literature may include:

     o references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

     o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

     o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

     o information about the mutual fund industry from sources such as the Investment Company Institute.

     The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

     The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

     You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

FINANCIAL PUBLICATIONS

     THE WALL STREET JOURNAL, BUSINESS WEEK, CHANGING TIMES, FINANCIAL WORLD, FORBES, FORTUNE and MONEY magazines, among others--provide performance statistics over specified time periods.

INTERNATIONAL FINANCIAL STATISTICS
Produced by the International Monetary Fund.

LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX

     Comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates nine years. Tracked by Lehman Brothers, Inc., the index calculates total returns for one-month, three-month, twelve-month, and ten-year periods and year-to-date.

LEHMAN BROTHERS HIGH YIELD INDEX

     Covers the universe of fixed rate, publicly issued, non-investment grade debt registered with the SEC. All bonds included in the High Yield Index must be dollar-denominated and nonconvertible and have at least one year remaining to maturity and an outstanding par value of at least $100 million. Generally securities must be rated Ba1 or lower by Moody's Investors Service, including defaulted issues. If no Moody's rating is available, bonds must be rated BB+ or lower by S&P; and if no S&P rating is available, bonds must be rated below investment grade by Fitch IBCA, Inc. A small number of unrated bonds is included in the index; to be eligible they must have previously held a high yield rating or have been associated with a high yield issuer, and must trade accordingly.

LIPPER ANALYTICAL SERVICES, INC.

     Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.

MOODY'S INVESTORS SERVICE, INC., FITCH IBCA, INC., AND STANDARD & POOR'S Various publications.

MORNINGSTAR, INC.

     An independent rating service, is the publisher of the bi-weekly MUTUAL FUND VALUES, which rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

WHO IS FEDERATED INVESTORS, INC.?

     Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

     Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.



FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS

     In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS

     In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS

     In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $209 billion.

GOVERNMENT FUNDS

     In the government sector, as of December 31, 1998, Federated manages 9 mortgage-backed, 5 government/ agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage-backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS

     In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

     The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated

advisory companies.

MUTUAL FUND MARKET

     Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

     Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:



INSTITUTIONAL CLIENTS

     Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

     Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

     Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

FINANCIAL INFORMATION

         The Financial Statements for the Fund for the fiscal year ended November 30, 1998 are incorporated herein by reference to the Annual Report to Shareholders of Federated Strategic Income Fund dated November 30, 1998.

INVESTMENT RATINGS

STANDARD AND POOR'S LONG-TERM DEBT RATING DEFINITIONS

     AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

     A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB--Debt rated BB has less near-term, vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

     B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

     CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating.

     CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

     C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC-debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

MOODY'S INVESTORS SERVICE, INC. LONG-TERM BOND RATING DEFINITIONS

     AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

     A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     BAA--Bonds which are rated BAA are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C--Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH IBCA, INC. LONG-TERM DEBT RATING DEFINITIONS

     AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

     A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

     BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

     B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

     CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

     CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.



MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS

     PRIME-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

o       Leading market positions in well established industries.

o       High rates of return on funds employed.

     o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     o Broad margins in earning coverage of fixed financial charges and high internal cash generation.

     o Well established access to a range of financial markets and assured sources of alternate liquidity.

     PRIME-2--Issuers rated Prime-1 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

     A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

FITCH IBCA, INC. COMMERCIAL PAPER RATING DEFINITIONS

     FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

     FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

ADDRESSES

FEDERATED STRATEGIC INCOME FUND

Class A Shares, Class B Shares, Class C Shares, Class F Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Advisers
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779



SUB-ADVISER

Federated Global Investment Management Corp.
175 Water Street

New York, NY 10038-4965

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 8600

Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT PUBLIC ACCOUNTANTS

Deloitte & Touche LLP
125 Summer Street
Boston, MA 02110-1617


PART C.      OTHER INFORMATION.

Item 23.

     (a) Conformed copy of Articles of Incorporation of the Registrant; (1)

     (i) Conformed copy of Articles Supplementary (dated April 28, 1993); (12)

     (ii) Conformed copy of Articles Supplementary (dated August 6, 1993); (15)

     (iii) Conformed copy of Articles Supplementary (dated November 24, 1993);
(12)

     (iv) Conformed copy of Articles Supplementary (dated February 25, 1994);
(12)

     (v) Conformed copy of Articles Supplementary (dated June 1, 1994); (12)

     (vi) Conformed Copy of Articles Supplementary (dated May 27, 1994); (21)

     (vii) Conformed Copy of Articles of Amendment (dated May 27, 1994); (21)

(b)       (i)    Copy of By-Laws of the Registrant; (1)

                            (ii)   Copy of Amendment No. 1 to the By-Laws; (21)
                        (iii)  Copy of Amendment No. 2 to the By-Laws; (21)
                        (iv)   Copy of Amendment No. 3 to the By-Laws; (21)
                        (v)    Copy of Amendment No. 4 to the By-Laws; (21)

                      (c) Copy of Specimen Certificates for Shares of Capital Stock of the Registrant;
                             (i) Federated Limited Term Fund-Class A Shares and Class F Shares; (18)
                             (ii)    Federated Limited Term Municipal
                                     Fund-Class A Shares and Class F
                                     Shares; (18)

                             (iii) Federated Strategic Income Fund-Class A Shares, Class B Shares, Class C Shares and Class F Shares; (18)
                      (d)    Conformed copy of Investment Advisory Contract; (7)

                             (i) Conformed Copy of Exhibit A to Investment Advisory Contract; (7)
                             (ii) Conformed copy of Exhibit B to Investment Advisory Contract; (7)
                             (iii) Conformed copy of Exhibit C to Investment Advisory Contract; (12)
                             (iv) Conformed Copy of Exhibit D to Investment Advisory Contract (9)

+  All Exhibits filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed October 23, 1991. (File Nos. 33-43472 and 811-6447)

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed October 21, 1993. (File Nos. 33-43472 and 811-6447)

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed December 14, 1993. (File Nos. 33-43472 and 811-6447)

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed July 26, 1994. (File Nos. 33-43472 and 811-6447)

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed January 27, l995. (File Nos 33-43472 and 811-6447)

18.  Response is incorporated by reference to Registrant's Post-Effective

      Amendment No. 20 on Form N-1A filed January 28, l997. (File Nos 33-43472 and 811-6447)

21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed December 1, 1998. (File Nos. 33-43472 and 811-6447)

                             (v) Conformed Copy of Exhibit E to Investment Advisory Contract; (11)
                             (vi)    Conformed copy of Sub-Advisory
                                     Agreement; (18)

                      (e)    (i)    Conformed copy of Distributor's Contract of
                                    the Registrant through and including
                                    Exhibits A-J; (14)

                             (ii) Conformed copy of new exhibit J to the Distributor's Contract of the
                                    Registrant; (18)
                             (iii)  Conformed copy of Registrant's

                                    Class B Shares Distributor's Contract; (20)

                             (iv) The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)6 of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995.
                                    (File Nos. 33-38550 and 811-6269)

                      (f)    Not applicable;

     (g) Conformed copy of Custodian Agreement of the Registrant; (17)

     (i) Conformed copy of Domestic Custody Fee Schedule; (19)

     (h) (i) Conformed copy of Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement; (21)

     (ii) Conformed copy of Amended and Restated Shareholder Services Agreement;
(20)

     (iii) Conformed copy of Class B Shares Shareholder Services Agreement; (20)

     (iv) Conformed copy of Class B Shares Principal Shareholder Servicer's Agreement; (20)

     (v) The responses described in Item 24(b)6 are hereby incorporated by reference.

+  All Exhibits filed electronically.

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed February 3, 1994. (File Nos. 33-43472 and 811-6447)

14. Response is incorporated by reference to Registrant's Post Effective Amendment No. 13 on Form N-1A filed September, 21, 1994 (File Nos. 33-43472 and 811-6447)

17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed January 26, l996 (File Nos 33-43472 and 811-6447)

18.  Response is incorporated by reference to Registrant's Post-Effective

       Amendment No. 20 on Form N-1A filed January 28, l997.  (File Nos 33-
           43472 and 811-6447)

19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed November 25, l997. (File Nos 33-

           43472 and 811-6447)

20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed January 28, 1998. (File Nos. 33-43472 and 811-6447)

21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed December 1, 1998. (File Nos. 33-43472 and 811-6447)

     (vi) On behalf of Federated Strategic Income Fund, the Registrant hereby incorporates the conformed copy of the Shareholder Services Sub-Contract between National Pensions Alliance, Ltd. and Federated Shareholder Services from Item 24(b)(9)(ii) of the Federated GNMA Trust Registration Statement on Form N-1A, filed with the Commission on March 25, 1996. (File Nos. 2-75670 and 811-3375);
(vii) On behalf of Federated Strategic Income Fund, the Registrant hereby incorporates the conformed copy of the Shareholder Services Sub-Contract between Fidelity and Federated Shareholder Services from Item 24(b)(9)(iii) of the Federated GNMA Trust Registration Statement on Form N-1A, filed with the Commission on March 25, 1996. (File nos. 2-75670 and 811-3375);

                      (i) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; (15)
                      (j)    Consent of Independent Accountants; +
                      (k)    Not Applicable;
                      (l)    Conformed copy of Initial Capital
                             Understanding; (2)

                      (m)    (i)     Conformed copy of Distribution Plan; (6)

                             (ii) Conformed copies of Exhibits B, C, D, E, F, G, and H to 12b-1 Plan; (12)
                             (iii)   Conformed copy of Exhibit A to 12b-1
                                     Plan; (14)
                             (iv)    Conformed copy of Exhibit I to the
                                     Distribution Plan; (16)
                             (v) The responses described in Item 24(b)6 are hereby incorporated by reference.

                             (vi) Conformed copy of Exhibit 1 and Schedule A of the Distribution Plan for the Registrant's Class B Shares; (20)


+  All Exhibits filed electronically.

2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed December 19, 1991. (File Nos. 33-43472 and 811-6447)

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 4 on Form N-1A filed July 7, 1993. (File Nos. 33-43472 and 811-6447)

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed July 26, 1994. (File Nos. 33-43472 and 811-6447)

14. Response is incorporated by reference to Registrant's Post Effective Amendment No. 13 on Form N-1A filed September 21, 1994 (File Nos. 33-43472 and 811-6447)

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed January 27, l995 (File Nos 33-43472 and 811-6447)

16.  Response is incorporated by reference to Registrant's Post-Effective

      Amendment No. 16 on Form N-1A filed July 11, l995 (File Nos 33-43472 and 811-6447)

20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed January 28, 1998. (File Nos. 33-43472 and 811-6447)

                     (n)     Financial Data Schedules; +

                      (o) The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from
                             Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996.
                             (File Nos. 33-52149 and 811-07141)

                      (p)    Conformed copy of Power of Attorney; (21)
                             (i) Amendment No. l to Schedule l to Limited

                                 Power of Attorney; (16)
                        (ii)Conformed copy of Power of Attorney of the

                            Chief Investment Officer of the
                            Registrant; +

                       (iii)Conformed copy of Power of Attorney of the
                            Treasurer of the Registrant; +

                        (iv)Conformed copy of Power of Attorney of
                            Director Charles F. Mansfield, Jr. +

Item 24.       PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:
               NONE

Item 25.       INDEMNIFICATION: (2)

+  All Exhibits filed electronically.

2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed December 19, 1991. (File Nos. 33-43472 and 811-6447)

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed July 11, l995 (File Nos 33-43472 and 811-6447)

21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed December 1, 1998. (File Nos. 33- 43472 and 811-6447)

Item 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

     (a) For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107
W. Market Street, Georgetown, Delaware 19947.

           The remaining Officers of the investment adviser are:

           Executive Vice Presidents:                 William D. Dawson, III
                                                      Henry A. Frantzen
                                                      J. Thomas Madden

           Senior Vice Presidents:                    Joseph M. Balestrino
                                                      Drew J. Collins
                                                      Jonathan C. Conley
                                                      Deborah A. Cunningham
                                                      Mark E. Durbiano
                                                      Sandra L. McInerney
                                                      Susan M. Nason
                                                      Mary Jo Ochson
                                                      Robert J. Ostrowski

           Vice Presidents:                           Todd A. Abraham
                                                      J. Scott Albrecht
                                                      Arthur J. Barry
                                                      Randall S. Bauer
                                                      David A. Briggs
                                                      Micheal W. Casey
                                                      Kenneth J. Cody
                                                      Alexandre de Bethmann
                                                      Michael P. Donnelly
                                                      Linda A. Duessel
                                                      Donald T. Ellenberger
                                                      Kathleen M. Foody-Malus
                                                      Thomas M. Franks
                                                      Edward C. Gonzales
                                                      James E. Grefenstette
                                                      Susan R. Hill
                                                      Stephen A. Keen
                                                      Robert K. Kinsey
                                                      Robert M. Kowit
                                                      Jeff A. Kozemchak
                                                      Richard J. Lazarchic
                                                      Steven Lehman
                                                      Marian R. Marinack
                                                      Charles A. Ritter
                                                      Keith J. Sabol
                                                      Frank Semack
                                                      Aash M. Shah
                                                      Christopher Smith
                                                      Tracy P. Stouffer
                                                      Edward J. Tiedge
                                                      Paige M. Wilhelm
                                                      Jolanta M. Wysocka
                                                      Marc Halperin

           Assistant Vice Presidents:                 Nancy J. Belz
                                                      Robert E. Cauley
                                                      Lee R. Cunningham, II
                                                      B. Anthony Delserone, Jr.
                                                      Paul S. Drotch
                                                      Salvatore A. Esposito
                                                      Donna M. Fabiano
                                                      John T. Gentry
                                                      William R. Jamison
                                                      Constantine Kartsonsas
                                                      John C. Kerber
                                                      Grant K. McKay
                                                      Natalie F. Metz
                                                      Joseph M. Natoli
                                                      John Sheehy
                                                      Michael W. Sirianni
                                                      Leonardo A. Vila
                                                      Lori A. Wolff
                                                      Gary Farwell

           Secretary:                                 Stephen A. Keen

           Treasurer:                                 Thomas R. Donahue

           Assistant Secretaries:                     Thomas R. Donahue
                                                      Richard B. Fisher
                                                      Christine I. Newcamp

           Assistant Treasurer:                       Richard B. Fisher

     The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

 Item 27. PRINCIPAL UNDERWRITERS:

     (a)....Federated Securities Corp. the Distributor for shares of the
Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

     Automated Government Money Trust; Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; ; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal FundsTrust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; High Yield Cash Trust; Investment Series Trust; Star Funds; Targeted Duration Trust; The Virtus Funds; Trust for Financial Institutions;

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.


               (b)

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT
Richard B. Fisher                   Director, Chairman, Chief                   --
Federated Investors Tower           Executive Officer, Chief
1001 Liberty Avenue                 Operating Officer, Asst.
Pittsburgh, PA 15222-3779           Secretary and Asst.
                                    Treasurer, Federated
                                    Securities Corp.

Edward C. Gonzales                  Director, Executive Vice               Executive Vice
Federated Investors Tower           President,                         President

1001 Liberty Avenue                 Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue                   Director, Assistant Secretary               --
Federated Investors Tower           and Assistant Treasurer
1001 Liberty Avenue                 Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                       President-Broker/Dealer,                     --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                      President-Institutional Sales,               --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David M. Taylor                     Executive Vice President                     --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                       Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd                     Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                      Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher                    Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher T. Fives                Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton                   Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton                     Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                         Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV                 Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy C. Pillion                  Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ                    Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis            Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                       Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.              Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.              Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher                 Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Craig S. Gonzales                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Raymond Hanley                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth A. Hetzel                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                       Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

J. Michael Miller                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peters III                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                         Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John F. Wallin                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski               Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Terri E. Bush                       Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                        Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen                    Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert M. Rossi                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew S. Hardin                   Secretary,                                   --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Denis McAuley                       Treasurer,                                   --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Leslie K. Ross                      Assistant Secretary,                         --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Item 28.       Location of Accounts and Records:

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                     Federated Investors Funds
                                       5800 Corporate Drive

                                               Pittsburgh, PA  15237-7000

Federated Shareholder Services Company         P.O. Box 8600
"Transfer Agent, Dividend                      Boston, MA  02266-8600
Disbursing Agent and Portfolio

Recordkeeper"

Federated Services Company                     Federated Investors Tower
"Administrator"                                1001 Liberty Avenue

                                       Pittsburgh, PA  15222-3779

Federated Advisers                             Federated Investors Tower
"Adviser"                                      1001 Liberty Avenue

                                       Pittsburgh, PA  15222-3779

Federated Global Investment                    175 Water Street
Management Corp.                               New York, NY  10038-4965

"Sub-Adviser"

State Street Bank and Trust Company            P.O. Box 8600
"Custodian"                                    Boston, Massachusetts  02266-8600

Item 29.       Management Services:  Not applicable.

Item 30.       Undertakings:  (2)

     Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Directors and the calling of special shareholder meetings by shareholders.

     Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

     2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed December 19, 1991. (File No. 33-43472 and 811-6447)

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FIXED INCOME SECURITIES, INC., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 29th day of January, 1999.

                          FIXED INCOME SECURITIES, INC.

                      BY: /s/ Nicholas J. Seitanakis
                      Nicholas J. Seitanakis, Assistant Secretary
                      Attorney in Fact for John F. Donahue

                      January 29, 1999

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

     NAME                                   TITLE                   DATE

By:  /s/ Nicholas J. Seitanakis

     Nicholas J. Seitanakis              Attorney In Fact      January 29, 1999
     ASSISTANT SECRETARY                 For the Persons

                                         Listed Below

     NAME                                   TITLE

John F. Donahue*                         Chairman and Director
                                         (Chief Executive Officer)

Richard B. Fisher*                       President and Director

Edward C. Gonzales*                      Executive Vice President

Richard J. Thomas*                       Treasurer (Principal Financial
                                         and Accounting Officer)

William D. Dawson, III*                  Chief Investment Officer

Thomas G. Bigley*                        Director

John T. Conroy, Jr.*                     Director

Nicholas P. Constantakis*                Director

William J. Copeland*                     Director

James E. Dowd*                           Director

Lawrence D. Ellis, M.D.*                 Director

Edward L. Flaherty, Jr.*                 Director

Peter E. Madden*                         Director

Charles F. Mansfield, Jr.*               Director

John E. Murray, Jr.*                     Director

Wesley W. Posvar*                        Director

Marjorie P. Smuts*                       Director

* By Power of Attorney